UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2013 through February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2014

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign witholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Fixed income markets were marked by overall weakness and intermittent volatility throughout the reporting period. Uncertainty about future monetary policy from the U.S. Federal Reserve (the “Fed”) and mixed economic data in both the U.S. and Europe weighed on financial markets during the first half of the period. The Fed’s announcement in May 2013 that economic growth had become sufficient enough to consider tapering off its Quantitative Easing program drove down prices for U.S. Treasuries and briefly pushed equity prices lower. Improving economic data in the second half of the period drove equity prices to new highs in the U.S. and Japan and in December, the Fed’s decision to trim its monthly asset purchases by $10 billion sparked a rally in developed market equity prices and a flow of investment capital out of emerging markets. The Fed’s move — and a further $10 billion cut in asset purchases in February — bolstered expectations of rising inflation, which further weakened bond prices, particularly in longer maturities.

While U.S. Treasury securities posted negative returns for the period, the Barclays U.S. Aggregate Index of investment grade fixed income securities returned 0.15% and the Barclays U.S. Corporate High Yield Index returned 8.4%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	0.58%
Barclays U.S. Aggregate Index	0.15%
Net Assets as of 2/28/2014 (In Thousands)	$3,865,134

Duration as of 2/28/2014	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund outperformed the Barclays U.S. Aggregate Index (the “Benchmark”). The Fund’s shorter duration and better convexity compared with the Benchmark contributed to the Fund’s performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Convexity measures the relationship between bond prices and bond yields and is used by the Fund’s managers to attempt to manage the market risk exposure of a portfolio. The Fund’s security selection in mortgage-backed securities, especially allocations to out-of-Benchmark agency and non-agency collateralized mortgage obligations, also made a positive contribution to relative performance.

The Fund’s holdings in individual sectors with longer durations, such as U.S. Treasury and agency securities, detracted from relative performance. The Fund’s underweight position in the investment grade corporate bond sector detracted from relative performance as the broad sector had higher absolute returns than the Benchmark and the highest excess returns compared with similar-duration Treasury securities.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and overweight mortgage-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	26.4%
Collateralized Mortgage Obligations	25.1
Corporate Bonds	18.6
Mortgage Pass-Through Securities	15.0
Asset-Backed Securities	5.6
Commercial Mortgage-Backed Securities	3.9
U.S. Government Agency Securities	2.3
Foreign Government Securities	1.2
Others (each less than 1.0%)	0.8
Short-Term Investment	1.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	0.58%	4.46%	7.06%	5.69%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/14)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2014. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	25.21%
S&P 500 Index**	25.37%

Net Assets as of 2/28/2014 (In Thousands)	$367,378

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the 12 months ended February 28, 2014. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Continued accommodative monetary policy from the U.S. Federal Reserve (the “Fed”), steady improvement in economic indicators and healthy corporate earnings drove the Benchmark higher during the reporting period. In the first half of the reporting period, the Fed announced its intention to taper off its $85 billion in monthly purchases of Treasuries and mortgage-backed securities. In December, the Fed took its first concrete step and announced it would cut back asset purchases to $75 billion a month. The decision sparked a rally in U.S. equity markets and a selloff in most emerging markets. Meanwhile, partisan skirmishes in the U.S. Congress led to a budget sequestration at the start of the reporting period and a partial shutdown of the federal government midway through the period. A bipartisan budget agreement toward the end of the period and the withdrawal of tactical threats to revisit the so-called fiscal cliff returned a measure of certainty to the political sphere.

All sectors in the Benchmark posted positive returns. On a relative basis, the health care and consumer discretionary sectors were the greatest contributors to benchmark performance, while the telecommunications and consumer staples sectors made the smallest contribution to benchmark performance during the reporting period.

HOW WAS THE FUND POSITIONED?

Regardless of the market outlook, the Fund was managed in strict conformity with a full index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	2.8%
2.	Exxon Mobil Corp.	2.5
3.	Google, Inc., Class A	2.0
4.	Microsoft Corp.	1.7
5.	Johnson & Johnson	1.5
6.	General Electric Co.	1.5
7.	Wells Fargo & Co.	1.3
8.	Chevron Corp.	1.3
9.	Procter & Gamble Co. (The)	1.3
10.	JPMorgan Chase & Co.	1.3

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	18.6%
Financials	15.8
Health Care	13.6
Consumer Discretionary	12.4
Industrials	10.6
Energy	9.9
Consumer Staples	9.4
Materials	3.5
Utilities	3.0
Telecommunication Services	2.5
Exchange Traded Fund	0.1
Short-Term Investments	0.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	25.21%	14.21%	22.85%	7.03%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Funds Index from February 7, 2005 to February 28, 2014. The performance of the Lipper S&P 500 Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper S&P 500 Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. Index levels are based on total return in U.S. dollars. The Lipper S&P 500 Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	0.53%
Barclays Intermediate U.S. Government/Credit Index	0.31%
Net Assets as of 2/28/2014 (In Thousands)	$348,655

Duration as of 2/28/2014	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the 12 months ended February 28, 2014, the Fund outperformed the Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”). The Fund’s shorter duration and better convexity compared with the Benchmark contributed to the Fund’s performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Convexity measures the relationship between bond prices and bond yields and is used by the Fund’s managers to attempt to manage the market risk exposure of a portfolio.

The Fund’s security selection in mortgage-backed securities, especially allocations to out-of-Benchmark agency and non-agency collateralized mortgage obligations, also made a positive contribution to relative performance.

The Fund’s holdings in individual sectors with longer durations, such as U.S. Treasury and agency securities detracted from relative performance. The Fund’s underweight position in the investment grade corporate bond sector detracted from relative performance as the broad sector had higher absolute returns than the Benchmark and the highest excess returns compared with similar-duration Treasury securities.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector. The Fund was overweight the intermediate part (5-10 years) of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	34.6%
Collateralized Mortgage Obligations	21.7
Corporate Bonds	19.5
Mortgage Pass-Through Securities	11.5
Asset-Backed Securities	4.8
U.S. Government Agency Securities	3.0
Commercial Mortgage-Backed Securities	2.1
Foreign Government Security	1.0
Others (each less than 1.0%)	0.0	(a)
Short-Term Investment	1.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	0.53%	4.04%	5.85%	5.14%

LIFE OF FUND PERFORMANCE (2/7/05 TO 2/28/14)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to February 28, 2014. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.6%
	Academic Loan Funding Trust,
1,450	Series 2012-1A, Class A1, VAR, 0.956%, 12/27/22 (e)	1,463
2,908	Series 2013-1A, Class A, VAR, 0.956%, 12/26/44 (e)	2,886
	Ally Auto Receivables Trust,
224	Series 2010-3, Class A4, 1.550%, 08/17/15	225
758	Series 2012-1, Class A3, 0.930%, 02/16/16	760
622	Series 2012-2, Class A3, 0.740%, 04/15/16	623
991	Series 2012-3, Class A3, 0.850%, 08/15/16	993
215	Series 2012-4, Class A2, 0.480%, 05/15/15	215
533	Series 2012-5, Class A2, 0.450%, 07/15/15	534
1,722	Series 2013-2, Class A3, 0.790%, 01/15/18	1,724
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
	American Credit Acceptance Receivables Trust,
41	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	41
544	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	544
1,205	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	1,203
841	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	841
	AmeriCredit Automobile Receivables Trust,
504	Series 2011-4, Class A3, 1.170%, 05/09/16	505
709	Series 2011-5, Class A3, 1.550%, 07/08/16	710
193	Series 2012-1, Class A3, 1.230%, 09/08/16	194
123	Series 2012-2, Class A3, 1.050%, 10/11/16	123
69	Series 2012-3, Class A2, 0.710%, 12/08/15	70
361	Series 2012-3, Class A3, 0.960%, 01/09/17	362
116	Series 2012-4, Class A2, 0.490%, 04/08/16	116
361	Series 2012-5, Class A2, 0.510%, 01/08/16	361
290	Series 2012-5, Class A3, 0.620%, 06/08/17	290
1,527	Series 2013-4, Class A2, 0.740%, 11/08/16	1,529
590	Series 2013-5, Class A3, 0.900%, 09/10/18	592
322	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	322
2,727	Axis Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,728
379	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	380
2,776	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	2,795
500	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

276	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	276
678	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	679
1,090	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,078
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	710
1,053	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,052
1,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A1B, VAR, 0.584%, 11/20/15	1,501
	Carfinance Capital Auto Trust,
481	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	481
484	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	484
	CarMax Auto Owner Trust,
41	Series 2011-1, Class A3, 1.290%, 09/15/15	41
885	Series 2011-1, Class A4, 2.160%, 09/15/16	895
739	Series 2011-3, Class A3, 1.070%, 06/15/16	741
79	Series 2012-3, Class A2, 0.430%, 09/15/15	79
676	Series 2013-4, Class A3, 0.800%, 07/16/18	678
440	Series 2013-4, Class A4, 1.280%, 05/15/19	441
1,094	CarNow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	1,094
410	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	424
1,412	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,427
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	940
946	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.345%, 02/25/46 (e)	893
356	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.536%, 12/25/33	339
	CNH Equipment Trust,
31	Series 2011-A, Class A3, 1.200%, 05/16/16	31
747	Series 2011-A, Class A4, 2.040%, 10/17/16	754
389	Series 2012-A, Class A3, 0.940%, 05/15/17	391
130	Series 2012-C, Class A2, 0.440%, 02/16/16	130
	Concord Funding Co. LLC,
2,800	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,650	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	1,627

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,163	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,153
832	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.756%, 10/25/34	778
	CPS Auto Receivables Trust,
746	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	764
387	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	390
2,259	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,273
3,212	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	3,226
4,182	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	4,194
	CPS Auto Trust,
1,308	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,314
207	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	205
	Credit Acceptance Auto Loan Trust,
570	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	573
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	568
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,517
813	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	816
	Exeter Automobile Receivables Trust,
585	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	586
919	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	921
2,341	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	2,350
1,465	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,465
349	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	351
12	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.255%, 12/25/36	12
502	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	505

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Flagship Credit Auto Trust,
1,237	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,236
1,773	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,775
503	Ford Credit Auto Lease Trust, Series 2013-B, Class A3, 0.760%, 09/15/16	505
	Ford Credit Auto Owner Trust,
930	Series 2012-A, Class A3, 0.840%, 08/15/16	932
445	Series 2012-B, Class A3, 0.720%, 12/15/16	446
191	Series 2012-D, Class A2, 0.400%, 09/15/15	191
659	Series 2012-D, Class A3, 0.510%, 04/15/17	659
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.534%, 01/15/18	670
	Fortress Opportunities Residential Transaction,
1,412	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	1,426
672	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	671
725	Freedom Trust, Series 2011-2, Class A11, VAR, 3.839%, 08/01/46 (e)	744
293	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	289
	GE Equipment Midticket LLC,
800	Series 2012-1, Class A3, 0.600%, 05/23/16	800
360	Series 2012-1, Class A4, 0.780%, 09/22/20	360
111	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	111
	GMAT Trust,
1,879	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,876
1,364	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	1,364
	HLSS Servicer Advance Receivables Backed Notes,
1,162	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,158
2,140	Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	2,143
	HLSS Servicer Advance Receivables Trust,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,571
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,195
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	495
718	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	716

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
997	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	1,003
187	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.356%, 03/25/36	140
	Honda Auto Receivables Owner Trust,
374	Series 2011-1, Class A4, 1.800%, 04/17/17	376
388	Series 2012-1, Class A4, 0.970%, 04/16/18	390
363	Series 2012-2, Class A3, 0.700%, 02/16/16	364
148	Series 2013-1, Class A2, 0.350%, 06/22/15	148
1,527	Series 2013-4, Class A3, 0.690%, 09/18/17	1,531
	HSBC Home Equity Loan Trust USA,
813	Series 2006-1, Class A1, VAR, 0.314%, 01/20/36	796
1,518	Series 2007-3, Class APT, VAR, 1.354%, 11/20/36	1,507
	Huntington Auto Trust,
330	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	331
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,009
487	Series 2012-1, Class A3, 0.810%, 09/15/16	488
	Hyundai Auto Receivables Trust,
602	Series 2010-B, Class A4, 1.630%, 03/15/17	607
405	Series 2011-A, Class A4, 1.780%, 12/15/15	407
71	Series 2011-B, Class A3, 1.040%, 09/15/15	71
824	Series 2011-B, Class A4, 1.650%, 02/15/17	830
548	Series 2013-A, Class A2, 0.400%, 12/15/15	548
	John Deere Owner Trust,
13	Series 2011-A, Class A3, 1.290%, 01/15/16	13
355	Series 2011-A, Class A4, 1.960%, 04/16/18	357
88	Series 2012-B, Class A2, 0.430%, 02/17/15	88
581	Series 2012-B, Class A4, 0.690%, 01/15/19	581
	KGS-Alpha Capital Markets LP,
21,284	IO, VAR, 08/25/38	848
12,967	Series 2013-2, IO, VAR, 03/25/39	752
1,595	Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	1,599
483	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.506%, 07/25/34 (e)	480
486	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.356%, 01/25/36	452
	LV Tower 52 Issuer LLC,
3,058	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	3,062

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,914	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,914
1,205	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	1,202
904	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	903
36	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/15	36
1,104	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,139
3,100	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,117
	Nationstar Agency Advance Funding Trust,
1,078	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,075
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	429
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	215
2,300	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	2,275
1,289	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,290
804	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.507%, 12/07/20	805
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.272%, 11/25/33	1,033
226	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	228
	Nissan Auto Lease Trust,
429	Series 2012-B, Class A2A, 0.450%, 06/15/15	429
611	Series 2013-B, Class A3, 0.750%, 06/15/16	612
	Nissan Auto Receivables Owner Trust,
146	Series 2010-A, Class A4, 1.310%, 09/15/16	146
333	Series 2012-A, Class A4, 1.000%, 07/16/18	336
5,977	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	5,947
	NYMT Residential LLC,
1,500	Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	1,500
2,298	Series 2013-RP3A, SUB, 4.850%, 09/25/18 (e) (i)	2,298

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,329	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	1,319
306	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	305
1,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	1,002
2,599	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.456%, 03/25/36	2,460
2,999	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	3,021
297	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	162
1,397	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,430
716	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	720
	Santander Drive Auto Receivables Trust,
694	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	698
174	Series 2011-1, Class B, 2.350%, 11/16/15	175
127	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	127
156	Series 2012-1, Class A3, 1.490%, 10/15/15	156
272	Series 2012-2, Class A3, 1.220%, 12/15/15	272
172	Series 2012-3, Class A3, 1.080%, 04/15/16	172
61	Series 2012-6, Class A2, 0.470%, 09/15/15	61
333	Series 2012-6, Class A3, 0.620%, 07/15/16	333
482	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	488
310	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.563%, 01/25/36	196
	SNAAC Auto Receivables Trust,
37	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	37
254	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	254
4,297	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	4,338
	Springleaf Funding Trust,
9,200	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,243
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,045

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,024
	Stanwich Mortgage Loan Co. LLC,
1,359	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,363
1,307	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	1,307
1,809	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,782
2,734	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	2,759
3,500	Station Place Securitization Trust, Series 2013-1, VAR, 1.336%, 02/25/15	3,500
3	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.560%, 06/25/35	3
220	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	232
1,068	Toyota Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.560%, 05/15/15	1,071
3,844	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.554%, 10/15/15 (e)	3,893
86	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	86
8	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	8
	Vericrest Opportunity Loan Transferee LLC,
4,989	Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	5,005
1,299	Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	1,257
4,189	Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	4,202
2,071	Series 2013-RLF1, SUB, 4.213%, 04/25/52 (e)	2,078
3,224	Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	3,222
3,224	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	3,222
856	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	857
1,466	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	1,470
2,144	Volt NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	2,142

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
975		Volt NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	982
3,397		Volt XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	3,410
		Westgate Resorts LLC,
1,034		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,043
1,265		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,272
655		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	656
1,306		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	1,306
		World Omni Auto Receivables Trust,
434		Series 2012-B, Class A2, 0.430%, 11/16/15	434
1,164		Series 2013-B, Class A3, 0.830%, 08/15/18	1,166
413		Series 2013-B, Class A4, 1.320%, 01/15/20	413

		Total Asset-Backed Securities (Cost $215,517)	217,075

Collateralized Mortgage Obligations — 25.1%
		Agency CMO — 17.1%
724		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	765
218		Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, PAC, 7.000%, 03/25/23	245
		Federal Home Loan Mortgage Corp. REMIC,
13		Series 11, Class D, 9.500%, 07/15/19	13
10		Series 22, Class C, 9.500%, 04/15/20	11
15		Series 23, Class F, 9.600%, 04/15/20	17
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	1
4		Series 99, Class Z, 9.500%, 01/15/21	5
—	(h)	Series 204, Class E, HB, IF, 1,857.715%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
6		Series 1065, Class J, 9.000%, 04/15/21	7
1		Series 1079, Class S, HB, IF, 33.475%, 05/15/21	2
5		Series 1084, Class F, VAR, 1.104%, 05/15/21	5
4		Series 1084, Class S, HB, IF, 44.530%, 05/15/21	7
11		Series 1116, Class I, 5.500%, 08/15/21	12
14		Series 1144, Class KB, 8.500%, 09/15/21	16
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 1196, Class B, HB, IF, 1,180.839%, 01/15/22	6
12		Series 1250, Class J, 7.000%, 05/15/22	14
20		Series 1343, Class LA, 8.000%, 08/15/22	24
25		Series 1343, Class LB, 7.500%, 08/15/22	30
43		Series 1370, Class JA, VAR, 1.305%, 09/15/22	43
44		Series 1455, Class WB, IF, 4.598%, 12/15/22	46
198		Series 1466, Class PZ, 7.500%, 02/15/23	225
3		Series 1470, Class F, VAR, 1.784%, 02/15/23	3
220		Series 1498, Class I, VAR, 1.305%, 04/15/23	226
319		Series 1502, Class PX, 7.000%, 04/15/23	357
39		Series 1505, Class Q, 7.000%, 05/15/23	43
91		Series 1518, Class G, IF, 8.804%, 05/15/23	103
29		Series 1541, Class M, HB, IF, 24.394%, 07/15/23	49
80		Series 1541, Class O, VAR, 1.980%, 07/15/23	84
8		Series 1570, Class F, VAR, 2.284%, 08/15/23	9
302		Series 1573, Class PZ, 7.000%, 09/15/23	342
192		Series 1591, Class PV, 6.250%, 10/15/23	212
27		Series 1602, Class SA, HB, IF, 22.248%, 10/15/23	46
789		Series 1608, Class L, 6.500%, 09/15/23	871
77		Series 1609, Class LG, IF, 16.999%, 11/15/23	85
443		Series 1638, Class H, 6.500%, 12/15/23	495
375		Series 1642, Class PJ, 6.000%, 11/15/23	422
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	18
17		Series 1686, Class SH, IF, 18.890%, 02/15/24	25
128		Series 1695, Class EB, 7.000%, 03/15/24	147
25		Series 1699, Class FC, VAR, 0.755%, 03/15/24	26
141		Series 1700, Class GA, PO, 02/15/24	127
353		Series 1706, Class K, 7.000%, 03/15/24	401
12		Series 1709, Class FA, VAR, 1.970%, 03/15/24	13
36		Series 1745, Class D, 7.500%, 08/15/24	42
758		Series 1760, Class ZD, VAR, 2.320%, 02/15/24	805
285		Series 1798, Class F, 5.000%, 05/15/23	308

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6		Series 1807, Class G, 9.000%, 10/15/20	6
75		Series 1829, Class ZB, 6.500%, 03/15/26	84
76		Series 1863, Class Z, 6.500%, 07/15/26	85
39		Series 1865, Class D, PO, 02/15/24	30
58		Series 1890, Class H, 7.500%, 09/15/26	67
162		Series 1899, Class ZE, 8.000%, 09/15/26	188
9		Series 1935, Class FL, VAR, 0.854%, 02/15/27	9
120		Series 1963, Class Z, 7.500%, 01/15/27	140
18		Series 1970, Class PG, 7.250%, 07/15/27	21
181		Series 1981, Class Z, 6.000%, 05/15/27	203
82		Series 1987, Class PE, 7.500%, 09/15/27	92
203		Series 2019, Class Z, 6.500%, 12/15/27	231
61		Series 2033, Class SN, HB, IF, 27.910%, 03/15/24	35
167		Series 2038, Class PN, IO, 7.000%, 03/15/28	40
334		Series 2040, Class PE, 7.500%, 03/15/28	386
54		Series 2043, Class CJ, 6.500%, 04/15/28	62
269		Series 2054, Class PV, 7.500%, 05/15/28	311
476		Series 2075, Class PH, 6.500%, 08/15/28	538
535		Series 2075, Class PM, 6.250%, 08/15/28	604
151		Series 2086, Class GB, 6.000%, 09/15/28	164
223		Series 2089, Class PJ, IO, 7.000%, 10/15/28	44
659		Series 2095, Class PE, 6.000%, 11/15/28	735
213		Series 2125, Class JZ, 6.000%, 02/15/29	236
48		Series 2132, Class SB, HB, IF, 29.863%, 03/15/29	86
28		Series 2134, Class PI, IO, 6.500%, 03/15/19	3
—	(h)	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
282		Series 2136, Class PG, 6.000%, 03/15/29	317
85		Series 2141, Class IO, IO, 7.000%, 04/15/29	20
72		Series 2163, Class PC, IO, 7.500%, 06/15/29	14
804		Series 2169, Class TB, 7.000%, 06/15/29	929
388		Series 2172, Class QC, 7.000%, 07/15/29	441
352		Series 2176, Class OJ, 7.000%, 08/15/29	404
199		Series 2201, Class C, 8.000%, 11/15/29	234
180		Series 2209, Class TC, 8.000%, 01/15/30	218
302		Series 2210, Class Z, 8.000%, 01/15/30	352
84		Series 2224, Class CB, 8.000%, 03/15/30	102
188		Series 2230, Class Z, 8.000%, 04/15/30	222

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
136	Series 2234, Class PZ, 7.500%, 05/15/30	159
114	Series 2247, Class Z, 7.500%, 08/15/30	133
174	Series 2256, Class MC, 7.250%, 09/15/30	201
325	Series 2259, Class ZM, 7.000%, 10/15/30	376
9	Series 2261, Class ZY, 7.500%, 10/15/30	11
39	Series 2262, Class Z, 7.500%, 10/15/30	46
375	Series 2271, Class PC, 7.250%, 12/15/30	435
493	Series 2283, Class K, 6.500%, 12/15/23	546
168	Series 2296, Class PD, 7.000%, 03/15/31	195
54	Series 2306, Class K, PO, 05/15/24	52
129	Series 2306, Class SE, IF, IO, 7.780%, 05/15/24	22
234	Series 2313, Class LA, 6.500%, 05/15/31	265
298	Series 2325, Class PM, 7.000%, 06/15/31	321
318	Series 2344, Class QG, 6.000%, 08/15/16	332
1,799	Series 2344, Class ZD, 6.500%, 08/15/31	1,949
152	Series 2344, Class ZJ, 6.500%, 08/15/31	171
160	Series 2345, Class NE, 6.500%, 08/15/31	181
98	Series 2345, Class PQ, 6.500%, 08/15/16	103
178	Series 2351, Class PZ, 6.500%, 08/15/31	201
1,431	Series 2353, Class AZ, 6.000%, 09/15/31	1,581
131	Series 2353, Class TD, 6.000%, 09/15/16	138
111	Series 2355, Class BP, 6.000%, 09/15/16	116
73	Series 2359, Class PM, 6.000%, 09/15/16	76
615	Series 2359, Class ZB, 8.500%, 06/15/31	741
190	Series 2360, Class PG, 6.000%, 09/15/16	200
44	Series 2363, Class PF, 6.000%, 09/15/16	46
83	Series 2366, Class MD, 6.000%, 10/15/16	86
301	Series 2367, Class ME, 6.500%, 10/15/31	321
282	Series 2391, Class QR, 5.500%, 12/15/16	294
126	Series 2394, Class MC, 6.000%, 12/15/16	132
582	Series 2396, Class FM, VAR, 0.605%, 12/15/31	587
336	Series 2399, Class OH, 6.500%, 01/15/32	364
584	Series 2399, Class TH, 6.500%, 01/15/32	632
525	Series 2410, Class NG, 6.500%, 02/15/32	571
199	Series 2410, Class OE, 6.375%, 02/15/32	216
364	Series 2410, Class QS, IF, 19.098%, 02/15/32	555
190	Series 2410, Class QX, IF, IO, 8.496%, 02/15/32	51
395	Series 2412, Class SP, IF, 15.791%, 02/15/32	518
625	Series 2420, Class XK, 6.500%, 02/15/32	674
480	Series 2423, Class MC, 7.000%, 03/15/32	556

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
451	Series 2423, Class MT, 7.000%, 03/15/32	520
134	Series 2425, Class OB, 6.000%, 03/15/17	141
967	Series 2430, Class WF, 6.500%, 03/15/32	1,097
528	Series 2434, Class TC, 7.000%, 04/15/32	594
565	Series 2435, Class CJ, 6.500%, 04/15/32	620
445	Series 2436, Class MC, 7.000%, 04/15/32	506
352	Series 2444, Class ES, IF, IO, 7.796%, 03/15/32	70
242	Series 2450, Class GZ, 7.000%, 05/15/32	279
281	Series 2450, Class SW, IF, IO, 7.846%, 03/15/32	67
1,307	Series 2455, Class GK, 6.500%, 05/15/32	1,482
70	Series 2458, Class QE, 5.500%, 06/15/17	73
430	Series 2462, Class JG, 6.500%, 06/15/32	489
949	Series 2464, Class SI, IF, IO, 7.846%, 02/15/32	218
932	Series 2466, Class PH, 6.500%, 06/15/32	1,017
407	Series 2474, Class NR, 6.500%, 07/15/32	462
561	Series 2484, Class LZ, 6.500%, 07/15/32	630
778	Series 2500, Class MC, 6.000%, 09/15/32	861
52	Series 2503, Class BH, 5.500%, 09/15/17	55
239	Series 2508, Class AQ, 5.500%, 10/15/17	255
561	Series 2512, Class PG, 5.500%, 10/15/22	620
316	Series 2535, Class BK, 5.500%, 12/15/22	350
499	Series 2537, Class TE, 5.500%, 12/15/17	532
1,029	Series 2543, Class YX, 6.000%, 12/15/32	1,151
1,048	Series 2544, Class HC, 6.000%, 12/15/32	1,172
1,150	Series 2552, Class ME, 6.000%, 01/15/33	1,286
1,095	Series 2567, Class QD, 6.000%, 02/15/33	1,211
783	Series 2568, Class KG, 5.500%, 02/15/23	857
125	Series 2571, Class SK, HB, IF, 33.834%, 09/15/23	228
2,821	Series 2575, Class ME, 6.000%, 02/15/33	3,153
347	Series 2586, Class WI, IO, 6.500%, 03/15/33	79
1,002	Series 2587, Class WX, 5.000%, 03/15/18	1,064
773	Series 2596, Class QG, 6.000%, 03/15/33	857
334	Series 2611, Class UH, 4.500%, 05/15/18	352
598	Series 2617, Class GR, 4.500%, 05/15/18	631
505	Series 2626, Class NS, IF, IO, 6.396%, 06/15/23	44
691	Series 2631, Class LC, 4.500%, 06/15/18	728
338	Series 2636, Class Z, 4.500%, 06/15/18	357
435	Series 2637, Class SA, IF, IO, 5.946%, 06/15/18	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
24	Series 2638, Class DS, IF, 8.446%, 07/15/23	27
285	Series 2645, Class BI, IO, 4.500%, 02/15/18	2
330	Series 2650, Class PO, PO, 12/15/32	325
1,293	Series 2650, Class SO, PO, 12/15/32	1,252
496	Series 2651, Class VZ, 4.500%, 07/15/18	524
401	Series 2672, Class ME, 5.000%, 11/15/22	407
2,219	Series 2675, Class CK, 4.000%, 09/15/18	2,333
3,752	Series 2684, Class PO, PO, 01/15/33	3,671
335	Series 2691, Class ME, 4.500%, 04/15/32	342
138	Series 2692, Class SC, IF, 12.978%, 07/15/33	162
682	Series 2695, Class DG, 4.000%, 10/15/18	716
35	Series 2696, Class CO, PO, 10/15/18	34
1,766	Series 2710, Class HB, 5.500%, 11/15/23	1,953
449	Series 2715, Class OG, 5.000%, 01/15/23	458
1,128	Series 2716, Class UN, 4.500%, 12/15/23	1,213
565	Series 2720, Class PC, 5.000%, 12/15/23	612
570	Series 2744, Class PE, 5.500%, 02/15/34	609
927	Series 2744, Class TU, 5.500%, 05/15/32	977
39	Series 2755, Class SA, IF, 13.891%, 05/15/30	39
113	Series 2764, Class TE, 5.000%, 10/15/32	115
237	Series 2777, Class OM, PO, 12/15/32	236
46	Series 2780, Class JG, 4.500%, 04/15/19	48
1,200	Series 2783, Class AT, 4.000%, 04/15/19	1,263
3,007	Series 2809, Class UC, 4.000%, 06/15/19	3,164
157	Series 2827, Class XO, PO, 01/15/23	157
87	Series 2835, Class QO, PO, 12/15/32	78
162	Series 2840, Class JO, PO, 06/15/23	160
376	Series 2922, Class JN, 4.500%, 02/15/20	398
790	Series 2934, Class EC, PO, 02/15/20	768
14	Series 2934, Class EN, PO, 02/15/18	14
658	Series 2934, Class HI, IO, 5.000%, 02/15/20	65
599	Series 2934, Class KI, IO, 5.000%, 02/15/20	58
542	Series 2958, Class QD, 4.500%, 04/15/20	573
1,327	Series 2962, Class BE, 4.500%, 04/15/20	1,420
2,754	Series 2965, Class GD, 4.500%, 04/15/20	2,932
125	Series 2971, Class GC, 5.000%, 07/15/18	126
76	Series 2989, Class PO, PO, 06/15/23	75
4,330	Series 2990, Class U2, 5.750%, 06/15/35	4,708
1,483	Series 3004, Class EK, 5.500%, 07/15/35	1,565

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
32	Series 3007, Class AI, IO, 5.500%, 07/15/24	1
74	Series 3014, Class OD, PO, 08/15/35	57
295	Series 3047, Class OB, 5.500%, 12/15/33	298
944	Series 3047, Class OD, 5.500%, 10/15/35	1,059
573	Series 3049, Class XF, VAR, 0.505%, 05/15/33	573
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,498
121	Series 3068, Class AO, PO, 01/15/35	120
424	Series 3068, Class QB, 4.500%, 06/15/20	442
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,358
602	Series 3085, Class WF, VAR, 0.954%, 08/15/35	612
1,080	Series 3102, Class FB, VAR, 0.455%, 01/15/36	1,082
257	Series 3102, Class HS, HB, IF, 24.000%, 01/15/36	394
1,104	Series 3117, Class EO, PO, 02/15/36	1,008
636	Series 3117, Class OK, PO, 02/15/36	578
17	Series 3122, Class ZB, 6.000%, 03/15/36	17
2,308	Series 3131, Class BK, 5.500%, 03/15/26	2,565
206	Series 3134, Class PO, PO, 03/15/36	189
968	Series 3138, Class PO, PO, 04/15/36	912
31	Series 3149, Class SO, PO, 05/15/36	24
913	Series 3151, Class UC, 5.500%, 08/15/35	963
721	Series 3152, Class MO, PO, 03/15/36	676
206	Series 3171, Class MO, PO, 06/15/36	194
822	Series 3179, Class OA, PO, 07/15/36	770
197	Series 3194, Class SA, IF, IO, 6.946%, 07/15/36	39
747	Series 3211, Class SO, PO, 09/15/36	664
358	Series 3218, Class AO, PO, 09/15/36	336
829	Series 3219, Class DI, IO, 6.000%, 04/15/36	148
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,662
763	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	125
334	Series 3233, Class OP, PO, 05/15/36	303
297	Series 3242, Class NE, 5.750%, 02/15/34	300
501	Series 3256, Class PO, PO, 12/15/36	444
952	Series 3260, Class CS, IF, IO, 5.986%, 01/15/37	146
519	Series 3261, Class OA, PO, 01/15/37	443
323	Series 3274, Class JO, PO, 02/15/37	297
240	Series 3275, Class FL, VAR, 0.595%, 02/15/37	240

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,222	Series 3290, Class SB, IF, IO, 6.296%, 03/15/37	180
2,532	Series 3315, Class HZ, 6.000%, 05/15/37	2,816
100	Series 3318, Class AO, PO, 05/15/37	92
184	Series 3326, Class JO, PO, 06/15/37	174
615	Series 3331, Class PO, PO, 06/15/37	535
638	Series 3385, Class SN, IF, IO, 5.846%, 11/15/37	98
868	Series 3387, Class SA, IF, IO, 6.266%, 11/15/37	122
1,355	Series 3404, Class SC, IF, IO, 5.846%, 01/15/38	187
5,163	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	59
816	Series 3424, Class PI, IF, IO, 6.645%, 04/15/38	107
1,559	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	192
1,191	Series 3505, Class SA, IF, IO, 5.846%, 01/15/39	177
1,358	Series 3511, Class SA, IF, IO, 5.846%, 02/15/39	204
484	Series 3549, Class FA, VAR, 1.355%, 07/15/39	493
495	Series 3607, Class BO, PO, 04/15/36	454
1,163	Series 3607, Class OP, PO, 07/15/37	1,074
699	Series 3607, Class PO, PO, 05/15/37	617
214	Series 3611, Class PO, PO, 07/15/34	185
589	Series 3621, Class BO, PO, 01/15/40	546
669	Series 3720, Class A, 4.500%, 09/15/25	725
2,125	Series 3739, Class LI, IO, 4.000%, 03/15/34	128
5,543	Series 3747, Class HI, IO, 4.500%, 07/15/37	688
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,007
2,685	Series 3759, Class HI, IO, 4.000%, 08/15/37	279
2,600	Series 3760, Class GI, IO, 4.000%, 10/15/37	299
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,610
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,111
188	Series 3798, Class BF, VAR, 0.455%, 06/15/24	188
996	Series 3804, Class FN, VAR, 0.605%, 03/15/39	993
4,262	Series 3819, Class ZQ, 6.000%, 04/15/36	4,763
806	Series 3852, Class QN, IF, 5.500%, 05/15/41	856

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,235	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,420
2,980	Series 3920, Class LP, 5.000%, 01/15/34	3,245
1,565	Series 3925, Class FL, VAR, 0.605%, 01/15/41	1,571
1,333	Series 3957, Class B, 4.000%, 11/15/41	1,386
1,578	Series 3966, Class NA, 4.000%, 12/15/41	1,642
1,166	Series 3997, Class PF, VAR, 0.605%, 11/15/39	1,169
3,642	Series 4048, Class FJ, VAR, 0.565%, 07/15/37	3,618
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,761
8,103	Series 4219, Class JA, 3.500%, 08/15/39	8,427
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,218
1,300	Series 4244, Class GL, 3.000%, 08/15/33	1,163
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,365
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,598	Series 233, Class 11, IO, 5.000%, 09/15/35	296
2,266	Series 233, Class 13, IO, 5.000%, 09/15/35	407
453	Series 243, Class 16, IO, 4.500%, 11/15/20	35
1,016	Series 243, Class 17, IO, 4.500%, 12/15/20	81
8,810	Series 262, Class 35, 3.500%, 07/15/42	8,900
2,474	Series 264, Class F1, VAR, 0.705%, 07/15/42	2,479
2,294	Series 267, Class F5, VAR, 0.655%, 08/15/42	2,294
2,793	Series 281, Class F1, VAR, 0.655%, 10/15/42	2,786
9,395	Series 299, Class 300, 3.000%, 01/15/43	9,383
2,501	Series 310, Class PO, PO, 09/15/43	1,845
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
570	Series T-41, Class 3A, VAR, 6.562%, 07/25/32	667
337	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	406
1,959	Series T-54, Class 2A, 6.500%, 02/25/43	2,320
584	Series T-54, Class 3A, 7.000%, 02/25/43	680
240	Series T-58, Class APO, PO, 09/25/43	196
526	Series T-59, Class 1AP, PO, 10/25/43	452
2,059	Series T-76, Class 2A, VAR, 3.115%, 10/25/37	2,026
	Federal National Mortgage Association — ACES,
3,300	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,637
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,507

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
8,500		Series 2011-M2, Class A3, 3.764%, 04/25/21	9,010
763		Series 2012-M11, Class FA, VAR, 0.688%, 08/25/19	764
4,100		Series 2012-M9, Class A2, 2.482%, 04/25/22	3,952
4,200		Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,019
1,878		Series 2013-M7, Class A2, 2.280%, 12/27/22	1,760
8,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,555
2,664		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,715
		Federal National Mortgage Association Grantor Trust,
952		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,056
722		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	823
		Federal National Mortgage Association REMIC,
5		Series 1988-7, Class Z, 9.250%, 04/25/18	6
12		Series 1989-70, Class G, 8.000%, 10/25/19	13
5		Series 1989-78, Class H, 9.400%, 11/25/19	5
9		Series 1989-83, Class H, 8.500%, 11/25/19	10
7		Series 1989-89, Class H, 9.000%, 11/25/19	8
7		Series 1990-1, Class D, 8.800%, 01/25/20	8
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
16		Series 1990-102, Class J, 6.500%, 08/25/20	18
19		Series 1990-120, Class H, 9.000%, 10/25/20	22
2		Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
8		Series 1991-24, Class Z, 5.000%, 03/25/21	8
1		Series 1992-101, Class J, 7.500%, 06/25/22	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
44	Series 1992-136, Class PK, 6.000%, 08/25/22	48
30	Series 1992-143, Class MA, 5.500%, 09/25/22	33
103	Series 1992-163, Class M, 7.750%, 09/25/22	117
168	Series 1992-188, Class PZ, 7.500%, 10/25/22	190
67	Series 1993-21, Class KA, 7.700%, 03/25/23	76
107	Series 1993-25, Class J, 7.500%, 03/25/23	122
26	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	38
39	Series 1993-62, Class SA, IF, 18.704%, 04/25/23	56
20	Series 1993-165, Class SD, IF, 13.194%, 09/25/23	25
43	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	50
29	Series 1993-179, Class SB, HB, IF, 26.320%, 10/25/23	47
19	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	24
50	Series 1993-199, Class FA, VAR, 0.705%, 10/25/23	50
56	Series 1993-205, Class H, PO, 09/25/23	49
88	Series 1993-225, Class UB, 6.500%, 12/25/23	99
30	Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	30
81	Series 1993-247, Class FE, VAR, 1.156%, 12/25/23	83
38	Series 1993-247, Class SU, IF, 12.166%, 12/25/23	49
76	Series 1993-250, Class Z, 7.000%, 12/25/23	78
317	Series 1994-37, Class L, 6.500%, 03/25/24	352
1,568	Series 1994-40, Class Z, 6.500%, 03/25/24	1,736
72	Series 1995-2, Class Z, 8.500%, 01/25/25	85
269	Series 1995-19, Class Z, 6.500%, 11/25/23	310
329	Series 1996-14, Class SE, IF, IO, 7.930%, 08/25/23	62
9	Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	9
30	Series 1996-59, Class J, 6.500%, 08/25/22	33
343	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	14
23	Series 1997-27, Class J, 7.500%, 04/18/27	26

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
52	Series 1997-29, Class J, 7.500%, 04/20/27	61
326	Series 1997-39, Class PD, 7.500%, 05/20/27	384
31	Series 1997-42, Class ZC, 6.500%, 07/18/27	35
605	Series 1997-61, Class ZC, 7.000%, 02/25/23	683
100	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	22
12	Series 1998-4, Class C, PO, 04/25/23	11
215	Series 1998-36, Class ZB, 6.000%, 07/18/28	236
113	Series 1998-43, Class SA, IF, IO, 17.003%, 04/25/23	36
212	Series 1998-66, Class SB, IF, IO, 7.994%, 12/25/28	43
111	Series 1999-17, Class C, 6.350%, 04/25/29	125
612	Series 1999-18, Class Z, 5.500%, 04/18/29	670
142	Series 1999-38, Class SK, IF, IO, 7.895%, 08/25/23	17
54	Series 1999-52, Class NS, HB, IF, 22.945%, 10/25/23	85
155	Series 1999-62, Class PB, 7.500%, 12/18/29	179
486	Series 2000-2, Class ZE, 7.500%, 02/25/30	562
287	Series 2000-20, Class SA, IF, IO, 8.944%, 07/25/30	72
36	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	8
169	Series 2001-4, Class PC, 7.000%, 03/25/21	187
100	Series 2001-7, Class PF, 7.000%, 03/25/31	116
13	Series 2001-7, Class PR, 6.000%, 03/25/16	13
8	Series 2001-10, Class PR, 6.000%, 04/25/16	8
335	Series 2001-30, Class PM, 7.000%, 07/25/31	385
356	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	83
319	Series 2001-36, Class DE, 7.000%, 08/25/31	369
744	Series 2001-44, Class MY, 7.000%, 09/25/31	860
120	Series 2001-44, Class PD, 7.000%, 09/25/31	137
120	Series 2001-44, Class PU, 7.000%, 09/25/31	139
1,229	Series 2001-48, Class Z, 6.500%, 09/25/21	1,372
99	Series 2001-49, Class Z, 6.500%, 09/25/31	111

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
88	Series 2001-52, Class KB, 6.500%, 10/25/31	100
97	Series 2001-52, Class XN, 6.500%, 11/25/15	101
1,100	Series 2001-61, Class Z, 7.000%, 11/25/31	1,254
81	Series 2001-71, Class MB, 6.000%, 12/25/16	85
170	Series 2001-71, Class QE, 6.000%, 12/25/16	178
47	Series 2001-72, Class SX, IF, 17.104%, 12/25/31	64
282	Series 2001-74, Class MB, 6.000%, 12/25/16	296
98	Series 2002-1, Class HC, 6.500%, 02/25/22	108
121	Series 2002-1, Class SA, HB, IF, 24.682%, 02/25/32	205
81	Series 2002-1, Class UD, HB, IF, 23.956%, 12/25/23	131
235	Series 2002-2, Class UC, 6.000%, 02/25/17	247
563	Series 2002-3, Class OG, 6.000%, 02/25/17	589
125	Series 2002-7, Class OG, 6.000%, 03/25/17	131
359	Series 2002-7, Class TG, 6.000%, 03/25/17	375
134	Series 2002-10, Class SB, IF, 18.827%, 03/25/17	159
1,146	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	60
17	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	21
1	Series 2002-18, Class PC, 5.500%, 04/25/17	1
126	Series 2002-19, Class PE, 6.000%, 04/25/17	132
34	Series 2002-21, Class LO, PO, 04/25/32	31
335	Series 2002-21, Class PE, 6.500%, 04/25/32	366
300	Series 2002-24, Class AJ, 6.000%, 04/25/17	317
103	Series 2002-25, Class SG, IF, 18.947%, 05/25/17	125
864	Series 2002-28, Class PK, 6.500%, 05/25/32	979
200	Series 2002-37, Class Z, 6.500%, 06/25/32	225
224	Series 2002-42, Class C, 6.000%, 07/25/17	237
1,160	Series 2002-48, Class GH, 6.500%, 08/25/32	1,315
486	Series 2002-62, Class ZE, 5.500%, 11/25/17	516

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
131	Series 2002-63, Class KC, 5.000%, 10/25/17	138
198	Series 2002-77, Class S, IF, 14.198%, 12/25/32	258
644	Series 2002-83, Class CS, 6.881%, 08/25/23	727
1,010	Series 2002-94, Class BK, 5.500%, 01/25/18	1,065
496	Series 2003-3, Class HJ, 5.000%, 02/25/18	526
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,664
1,229	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	273
805	Series 2003-34, Class AX, 6.000%, 05/25/33	899
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,724
50	Series 2003-35, Class UC, 3.750%, 05/25/33	52
147	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	31
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,457
1,153	Series 2003-41, Class PE, 5.500%, 05/25/23	1,262
309	Series 2003-42, Class GB, 4.000%, 05/25/33	330
46	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	1
552	Series 2003-47, Class PE, 5.750%, 06/25/33	607
207	Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	346
148	Series 2003-64, Class SX, IF, 13.354%, 07/25/33	165
571	Series 2003-71, Class DS, IF, 7.255%, 08/25/33	577
354	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	12
1,250	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	242
95	Series 2003-74, Class SH, IF, 9.890%, 08/25/33	102
405	Series 2003-76, Class GQ, 4.500%, 08/25/18	429
996	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	93
729	Series 2003-81, Class LC, 4.500%, 09/25/18	771

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,577	Series 2003-83, Class PG, 5.000%, 06/25/23	1,675
300	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	368
1,693	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	334
394	Series 2003-122, Class TE, 5.000%, 12/25/22	399
438	Series 2003-128, Class NG, 4.000%, 01/25/19	460
125	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	149
155	Series 2003-132, Class OA, PO, 08/25/33	149
1,561	Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	215
148	Series 2004-4, Class QM, IF, 13.889%, 06/25/33	177
743	Series 2004-10, Class SC, HB, IF, 27.978%, 02/25/34	1,072
742	Series 2004-25, Class PC, 5.500%, 01/25/34	795
1,220	Series 2004-25, Class SA, IF, 19.097%, 04/25/34	1,690
2,469	Series 2004-27, Class HB, 4.000%, 05/25/19	2,628
508	Series 2004-36, Class PC, 5.500%, 02/25/34	545
1,511	Series 2004-36, Class SA, IF, 19.097%, 05/25/34	2,070
520	Series 2004-36, Class SN, IF, 13.889%, 07/25/33	616
1,586	Series 2004-37, Class AG, 4.500%, 11/25/32	1,637
599	Series 2004-46, Class QB, HB, IF, 23.378%, 05/25/34	891
1,973	Series 2004-46, Class SK, IF, 16.072%, 05/25/34	2,498
323	Series 2004-51, Class SY, IF, 13.929%, 07/25/34	401
352	Series 2004-53, Class NC, 5.500%, 07/25/24	390
449	Series 2004-59, Class BG, PO, 12/25/32	404
955	Series 2004-61, Class FH, VAR, 0.956%, 11/25/32	975
126	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	143
307	Series 2004-76, Class CL, 4.000%, 10/25/19	323

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
578	Series 2004-79, Class SP, IF, 19.372%, 11/25/34	777
136	Series 2004-81, Class AC, 4.000%, 11/25/19	143
7	Series 2004-92, Class JO, PO, 12/25/34	7
154	Series 2005-52, Class PA, 6.500%, 06/25/35	165
1,670	Series 2005-56, Class S, IF, IO, 6.554%, 07/25/35	312
381	Series 2005-66, Class SG, IF, 16.986%, 07/25/35	489
761	Series 2005-68, Class BC, 5.250%, 06/25/35	828
1,708	Series 2005-68, Class PG, 5.500%, 08/25/35	1,897
1,030	Series 2005-68, Class UC, 5.000%, 06/25/35	1,112
766	Series 2005-74, Class CS, IF, 19.592%, 05/25/35	1,062
6,689	Series 2005-84, Class XM, 5.750%, 10/25/35	7,330
2,949	Series 2005-109, Class PC, 6.000%, 12/25/35	3,273
10,611	Series 2005-110, Class GK, 5.500%, 08/25/34	11,214
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,829
2,625	Series 2005-110, Class MN, 5.500%, 06/25/35	2,822
667	Series 2005-116, Class PB, 6.000%, 04/25/34	702
215	Series 2006-15, Class OT, PO, 01/25/36	209
576	Series 2006-16, Class OA, PO, 03/25/36	509
763	Series 2006-22, Class AO, PO, 04/25/36	687
252	Series 2006-23, Class KO, PO, 04/25/36	239
2,419	Series 2006-39, Class WC, 5.500%, 01/25/36	2,666
128	Series 2006-42, Class CF, VAR, 0.605%, 06/25/36	128
1,279	Series 2006-44, Class GO, PO, 06/25/36	1,169
2,827	Series 2006-44, Class P, PO, 12/25/33	2,577
1,792	Series 2006-46, Class UC, 5.500%, 12/25/35	1,978
1,878	Series 2006-53, Class US, IF, IO, 6.424%, 06/25/36	313
1,689	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	1,689

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,680		Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	1,683
941		Series 2006-56, Class PO, PO, 07/25/36	794
1,299		Series 2006-58, Class AP, PO, 07/25/36	1,211
140		Series 2006-58, Class FL, VAR, 0.616%, 07/25/36	141
562		Series 2006-58, Class PO, PO, 07/25/36	512
849		Series 2006-59, Class QO, PO, 01/25/33	847
3,288		Series 2006-60, Class DZ, 6.500%, 07/25/36	4,028
870		Series 2006-65, Class QO, PO, 07/25/36	795
220		Series 2006-72, Class TO, PO, 08/25/36	206
3,539		Series 2006-77, Class PC, 6.500%, 08/25/36	4,035
725		Series 2006-79, Class DO, PO, 08/25/36	662
593		Series 2006-90, Class AO, PO, 09/25/36	566
239		Series 2006-109, Class PO, PO, 11/25/36	220
1,830		Series 2006-110, Class PO, PO, 11/25/36	1,681
156		Series 2006-111, Class EO, PO, 11/25/36	147
975		Series 2006-118, Class A2, VAR, 0.216%, 12/25/36	951
252		Series 2006-119, Class PO, PO, 12/25/36	230
3,742		Series 2006-124, Class HB, VAR, 5.963%, 11/25/36	3,843
1,000		Series 2006-128, Class BP, 5.500%, 01/25/37	1,109
1,038		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	197
785		Series 2007-7, Class SG, IF, IO, 6.345%, 08/25/36	151
2,898		Series 2007-14, Class ES, IF, IO, 6.284%, 03/25/37	418
268		Series 2007-15, Class NO, PO, 03/25/22	257
1,044		Series 2007-16, Class FC, VAR, 0.906%, 03/25/37	1,045
345		Series 2007-42, Class AO, PO, 05/25/37	329
—	(h)	Series 2007-46, Class VK, 5.500%, 03/25/22	—	(h)
392		Series 2007-48, Class PO, PO, 05/25/37	351
1,211		Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	1,212
6,376		Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	1,025
299		Series 2007-77, Class FG, VAR, 0.655%, 03/25/37	301
1,400		Series 2007-81, Class GE, 6.000%, 08/25/37	1,569

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,151	Series 2007-84, Class PG, 6.000%, 12/25/36	2,273
4,074	Series 2007-88, Class VI, IF, IO, 6.384%, 09/25/37	593
2,778	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	431
1,887	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	461
3,240	Series 2007-101, Class A2, VAR, 0.406%, 06/27/36	3,189
768	Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	856
3,000	Series 2007-114, Class A6, VAR, 0.356%, 10/27/37	2,992
2,192	Series 2007-116, Class HI, IO, VAR, 1.577%, 01/25/38	176
52	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	3
1,546	Series 2008-1, Class BI, IF, IO, 5.754%, 02/25/38	174
1,141	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	167
669	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	103
851	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	62
947	Series 2008-24, Class DY, 5.000%, 04/25/23	1,008
715	Series 2008-27, Class SN, IF, IO, 6.744%, 04/25/38	114
422	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	28
511	Series 2008-42, Class AO, PO, 09/25/36	493
56	Series 2008-44, Class PO, PO, 05/25/38	53
824	Series 2008-47, Class SI, IF, IO, 6.345%, 06/25/23	101
971	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	167
452	Series 2008-76, Class GF, VAR, 0.806%, 09/25/23	454
2,256	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	253
1,402	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	157
1,949	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	321
902	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	90

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
848	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	74
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	537
1,450	Series 2009-60, Class HT, 6.000%, 08/25/39	1,637
1,005	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,104
1,464	Series 2009-70, Class CO, PO, 01/25/37	1,384
1,207	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	23
1,001	Series 2009-99, Class SC, IF, IO, 6.024%, 12/25/39	121
1,084	Series 2009-103, Class MB, VAR, 2.516%, 12/25/39	1,114
1,497	Series 2010-45, Class BD, 4.500%, 11/25/38	1,569
1,649	Series 2010-49, Class SC, IF, 12.349%, 03/25/40	1,906
1,065	Series 2010-64, Class DM, 5.000%, 06/25/40	1,167
1,211	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,340
2,702	Series 2010-133, Class A, 5.500%, 05/25/38	2,954
3,306	Series 2010-147, Class SA, IF, IO, 6.374%, 01/25/41	702
1,509	Series 2010-148, Class MA, 4.000%, 02/25/39	1,551
1,415	Series 2011-2, Class WA, VAR, 5.829%, 02/25/51	1,519
1,920	Series 2011-22, Class MA, 6.500%, 04/25/38	2,181
3,713	Series 2011-30, Class LS, IO, VAR, 2.575%, 04/25/41	265
2,500	Series 2011-31, Class DB, 3.500%, 04/25/31	2,536
7,500	Series 2011-44, Class EB, 3.000%, 05/25/26	7,445
946	Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	955
1,837	Series 2011-118, Class MT, 7.000%, 11/25/41	2,125
2,514	Series 2011-130, Class CA, 6.000%, 12/25/41	2,770
1,556	Series 2012-14, Class FB, VAR, 0.605%, 08/25/37	1,561
8,732	Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	8,752

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,702
5,934		Series 2012-99, Class AE, 2.500%, 05/25/39	5,783
3,692		Series 2012-108, Class F, VAR, 0.655%, 10/25/42	3,681
4,650		Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	4,606
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,937
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,528
2,435		Series 2013-92, Class PO, PO, 09/25/43	1,800
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,122
3,697		Series 2013-101, Class DO, PO, 10/25/43	2,741
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	2,743
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,316
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,708
4,940		Series 2013-128, Class PO, PO, 12/25/43	3,622
—	(h)	Series G-17, Class S, HB, VAR, 1,064.873%, 06/25/21	7
22		Series G-28, Class S, IF, 14.945%, 09/25/21	27
28		Series G-35, Class M, 8.750%, 10/25/21	31
10		Series G-51, Class SA, HB, IF, 23.842%, 12/25/21	14
—	(h)	Series G92-27, Class SQ, HB, IF, 1,857.460%, 05/25/22	1
142		Series G92-35, Class E, 7.500%, 07/25/22	158
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
17		Series G92-42, Class Z, 7.000%, 07/25/22	19
388		Series G92-44, Class ZQ, 8.000%, 07/25/22	423
23		Series G92-52, Class FD, VAR, 0.176%, 09/25/22	23
167		Series G92-54, Class ZQ, 7.500%, 09/25/22	186
22		Series G92-59, Class F, VAR, 1.484%, 10/25/22	22
43		Series G92-61, Class Z, 7.000%, 10/25/22	50
28		Series G92-62, Class B, PO, 10/25/22	27
151		Series G93-1, Class KA, 7.900%, 01/25/23	172
33		Series G93-5, Class Z, 6.500%, 02/25/23	38
42		Series G93-14, Class J, 6.500%, 03/25/23	48
103		Series G93-17, Class SI, IF, 6.000%, 04/25/23	114

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
92		Series G93-27, Class FD, VAR, 1.036%, 08/25/23	94
23		Series G93-37, Class H, PO, 09/25/23	20
44		Series G95-1, Class C, 8.800%, 01/25/25	51
		Federal National Mortgage Association REMIC Trust,
964		Series 2003-W1, Class 1A1, VAR, 5.946%, 12/25/42	1,123
369		Series 2003-W1, Class 2A, VAR, 6.683%, 12/25/42	435
145		Series 2003-W4, Class 2A, VAR, 6.404%, 10/25/42	163
74		Series 2007-W7, Class 1A4, HB, IF, 38.247%, 07/25/37	133
2,418		Series 2009-W1, Class A, 6.000%, 12/25/49	2,747
		Federal National Mortgage Association STRIPS,
2		Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
13		Series 218, Class 2, IO, 7.500%, 04/01/23	3
14		Series 265, Class 2, 9.000%, 03/01/24	17
171		Series 329, Class 1, PO, 01/01/33	155
506		Series 339, Class 18, IO, 4.500%, 07/01/18	33
721		Series 339, Class 21, IO, 4.500%, 08/25/18	48
367		Series 339, Class 28, IO, 5.500%, 07/01/18	28
220		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	39
791		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	119
665		Series 355, Class 11, IO, 6.000%, 07/01/34	115
295		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	21
1,180		Series 365, Class 8, IO, 5.500%, 05/01/36	213
156		Series 368, Class 3, IO, 4.500%, 11/01/20	12
600		Series 374, Class 5, IO, 5.500%, 08/01/36	109
329		Series 383, Class 32, IO, 6.000%, 01/01/38	60
864		Series 383, Class 33, IO, 6.000%, 01/01/38	159
202		Series 393, Class 6, IO, 5.500%, 04/25/37	35
		Federal National Mortgage Association Trust,
254		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	295
1,140		Series 2004-W15, Class 2AF, VAR, 0.406%, 08/25/44	1,129
783		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	913
2,815		Series 2005-W3, Class 2AF, VAR, 0.376%, 03/25/45	2,809

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
991	Series 2006-W2, Class 1AF1, VAR, 0.376%, 02/25/36	979
	Government National Mortgage Association,
1,523	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,761
1,038	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,165
1,042	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,181
99	Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	21
15	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	18
213	Series 1999-40, Class ZW, 7.500%, 11/20/29	249
288	Series 1999-41, Class Z, 8.000%, 11/16/29	343
109	Series 1999-44, Class PC, 7.500%, 12/20/29	127
2,165	Series 1999-44, Class ZC, 8.500%, 12/16/29	2,565
371	Series 1999-44, Class ZG, 8.000%, 12/20/29	442
144	Series 2000-9, Class Z, 8.000%, 06/20/30	173
1,405	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,692
242	Series 2000-12, Class ST, HB, IF, 38.707%, 02/16/30	454
74	Series 2000-16, Class ZN, 7.500%, 02/16/30	77
1,938	Series 2000-21, Class Z, 9.000%, 03/16/30	2,342
14	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	16
284	Series 2000-31, Class Z, 9.000%, 10/20/30	330
164	Series 2000-35, Class ZA, 9.000%, 11/20/30	177
26	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	6
124	Series 2001-6, Class SD, IF, IO, 8.395%, 03/16/31	29
227	Series 2001-7, Class PK, 6.500%, 03/20/31	258
193	Series 2001-35, Class SA, IF, IO, 8.096%, 08/16/31	54
166	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	45
843	Series 2001-64, Class MQ, 6.500%, 12/20/31	978
219	Series 2002-3, Class SP, IF, IO, 7.236%, 01/16/32	55
279	Series 2002-7, Class PG, 6.500%, 01/20/32	318
864	Series 2002-24, Class AG, IF, IO, 7.796%, 04/16/32	207

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
76	Series 2002-24, Class SB, IF, 11.693%, 04/16/32	99
1,906	Series 2002-31, Class SE, IF, IO, 7.346%, 04/16/30	380
543	Series 2002-40, Class UK, 6.500%, 06/20/32	623
30	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	35
2,060	Series 2002-45, Class QE, 6.500%, 06/20/32	2,365
685	Series 2002-47, Class PG, 6.500%, 07/16/32	790
1,309	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,504
39	Series 2002-51, Class SG, HB, IF, 31.833%, 04/20/31	78
1,124	Series 2002-52, Class GH, PAC, 6.500%, 07/20/32	1,264
551	Series 2002-70, Class PS, IF, IO, 7.546%, 08/20/32	59
949	Series 2002-75, Class PB, PAC, 6.000%, 11/20/32	1,111
928	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	196
381	Series 2003-12, Class SP, IF, IO, 7.546%, 02/20/33	91
83	Series 2003-24, Class PO, PO, 03/16/33	72
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,541
753	Series 2003-46, Class MG, 6.500%, 05/20/33	885
1,047	Series 2003-46, Class TC, 6.500%, 03/20/33	1,195
338	Series 2003-52, Class AP, PO, 06/16/33	308
1,903	Series 2003-58, Class BE, 6.500%, 01/20/33	2,177
34	Series 2003-76, Class LS, IF, IO, 7.046%, 09/20/31	—	(h)
103	Series 2003-90, Class PO, PO, 10/20/33	87
1,207	Series 2003-112, Class SA, IF, IO, 6.396%, 12/16/33	258
1,175	Series 2003-112, Class TS, IF, IO, 6.796%, 10/20/32	96
3,556	Series 2004-11, Class SW, IF, IO, 5.346%, 02/20/34	435
135	Series 2004-15, Class SA, IF, 19.239%, 12/20/32	151
455	Series 2004-28, Class S, IF, 19.238%, 04/16/34	655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
80	Series 2004-68, Class PO, PO, 05/20/31	80
174	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	213
2,010	Series 2004-90, Class SI, IF, IO, 5.946%, 10/20/34	284
1,376	Series 2005-3, Class SB, IF, IO, 5.946%, 01/20/35	200
3,456	Series 2005-17, Class SL, IF, IO, 6.546%, 07/20/34	631
350	Series 2005-35, Class FL, VAR, 0.504%, 03/20/32	350
90	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	5
3,195	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	704
365	Series 2005-68, Class DP, IF, 16.061%, 06/17/35	456
4,933	Series 2005-68, Class KI, IF, IO, 6.146%, 09/20/35	793
655	Series 2005-69, Class SY, IF, IO, 6.596%, 11/20/33	105
642	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	118
340	Series 2006-16, Class OP, PO, 03/20/36	312
33	Series 2006-28, Class GO, PO, 03/20/35	33
988	Series 2006-38, Class SW, IF, IO, 6.346%, 06/20/36	134
1,162	Series 2006-59, Class SD, IF, IO, 6.546%, 10/20/36	213
1,904	Series 2006-65, Class SA, IF, IO, 6.646%, 11/20/36	330
1,183	Series 2007-9, Class DI, IF, IO, 6.356%, 03/20/37	203
2,630	Series 2007-17, Class JI, IF, IO, 6.656%, 04/16/37	458
282	Series 2007-17, Class JO, PO, 04/16/37	259
1,669	Series 2007-19, Class SD, IF, IO, 6.046%, 04/20/37	261
1,679	Series 2007-26, Class SC, IF, IO, 6.046%, 05/20/37	263
1,258	Series 2007-27, Class SA, IF, IO, 6.046%, 05/20/37	199
396	Series 2007-28, Class BO, PO, 05/20/37	353
1,070	Series 2007-36, Class SE, IF, IO, 6.316%, 06/16/37	187
2,975	Series 2007-40, Class SB, IF, IO, 6.596%, 07/20/37	508
1,775	Series 2007-42, Class SB, IF, IO, 6.596%, 07/20/37	306

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,500	Series 2007-47, Class PH, PAC, 6.000%, 07/16/37	2,949
1,286	Series 2007-50, Class AI, IF, IO, 6.621%, 08/20/37	224
184	Series 2007-53, Class SW, IF, 19.743%, 09/20/37	259
802	Series 2007-57, Class PO, PO, 03/20/37	739
1,019	Series 2007-57, Class QA, IF, IO, 6.346%, 10/20/37	172
1,159	Series 2007-71, Class SB, IF, IO, 6.546%, 07/20/36	124
962	Series 2007-72, Class US, IF, IO, 6.396%, 11/20/37	163
978	Series 2007-73, Class MI, IF, IO, 5.846%, 11/20/37	137
1,908	Series 2007-76, Class SA, IF, IO, 6.376%, 11/20/37	330
987	Series 2007-79, Class SY, IF, IO, 6.396%, 12/20/37	167
612	Series 2007-81, Class SP, IF, IO, 6.496%, 12/20/37	105
1,099	Series 2007-82, Class SA, IF, IO, 6.376%, 12/20/37	190
516	Series 2008-2, Class MS, IF, IO, 7.005%, 01/16/38	90
1,720	Series 2008-2, Class NS, IF, IO, 6.386%, 01/16/38	302
1,048	Series 2008-10, Class S, IF, IO, 5.676%, 02/20/38	162
174	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	8
761	Series 2008-25, Class SB, IF, IO, 6.746%, 03/20/38	127
736	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	116
1,468	Series 2008-36, Class SH, IF, IO, 6.146%, 04/20/38	210
6,951	Series 2008-40, Class SA, IF, IO, 6.246%, 05/16/38	1,547
1,434	Series 2008-41, Class SA, IF, IO, 6.186%, 05/20/38	222
932	Series 2008-55, Class SA, IF, IO, 6.046%, 06/20/38	146
332	Series 2008-60, Class PO, PO, 01/20/38	322
1,299	Series 2008-65, Class ME, PAC, 5.750%, 09/20/37	1,340
497	Series 2008-71, Class SC, IF, IO, 5.846%, 08/20/38	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,047	Series 2008-93, Class AS, IF, IO, 5.546%, 12/20/38	155
1,647	Series 2009-6, Class SA, IF, IO, 5.946%, 02/16/39	256
1,056	Series 2009-10, Class SL, IF, IO, 6.346%, 03/16/34	107
2,972	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	525
1,079	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	228
974	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	209
2,799	Series 2009-22, Class SA, IF, IO, 6.116%, 04/20/39	386
793	Series 2009-25, Class SE, IF, IO, 7.446%, 09/20/38	146
676	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	128
664	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	133
96	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	1
1,164	Series 2009-43, Class SA, IF, IO, 5.796%, 06/20/39	162
1,002	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	167
2,427	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	375
509	Series 2009-79, Class OK, PO, 11/16/37	465
700	Series 2010-14, Class CO, PO, 08/20/35	598
575	Series 2010-130, Class CP, 7.000%, 10/16/40	675
3,974	Series 2010-157, Class OP, PO, 12/20/40	3,270
3,603	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	4,057
1,302	Series 2011-22, Class WA, VAR, 5.958%, 02/20/37	1,431
2,900	Series 2011-75, Class SM, IF, IO, 6.446%, 05/20/41	561
3,219	Series 2012-61, Class FM, VAR, 0.555%, 05/16/42	3,214
955	Series 2012-141, Class WC, VAR, 3.758%, 01/20/42	993
4,584	Series 2012-H10, Class FA, VAR, 0.704%, 12/20/61	4,574
2,683	Series 2012-H15, Class FA, VAR, 0.618%, 05/20/62	2,688
3,417	Series 2012-H21, Class CF, VAR, 0.868%, 05/20/61	3,427

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,951	Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	2,955
4,864	Series 2012-H22, Class FD, VAR, 0.638%, 01/20/61	4,846
1,689	Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	1,692
3,594	Series 2012-H24, Class FG, VAR, 0.598%, 04/20/60	3,600
1,946	Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	1,943
2,833	Series 2012-H28, Class FA, VAR, 0.748%, 09/20/62	2,832
4,130	Series 2012-H30, Class PA, VAR, 0.618%, 11/20/59	4,137
2,259	Series 2012-H31, Class FD, VAR, 0.508%, 12/20/62	2,234
4,447	Series 2013-54, Class WA, VAR, 4.708%, 11/20/42	4,872
3,479	Series 2013-75, Class WA, VAR, 5.240%, 06/20/40	3,885
1,798	Series 2013-91, Class WA, VAR, 4.503%, 04/20/43	1,943
1,300	Series 2013-116, Class JY, PAC, 4.000%, 08/16/43	1,308
3,077	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,021
1,699	Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	1,698
1,504	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,476
4,887	Series 2013-H05, Class FB, VAR, 0.568%, 02/20/62	4,858
1,919	Series 2013-H07, Class HA, VAR, 0.578%, 03/20/63	1,901
9,951	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,790
1,865	Series 2013-H08, Class FC, VAR, 0.618%, 02/20/63	1,852
1,989	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,949
4,465	Series 2013-H18, Class JA, VAR, 0.768%, 08/20/63	4,465
1,989	Series 2014-H01, Class FD, VAR, 0.804%, 01/20/64	1,989
	Vendee Mortgage Trust,
500	Series 1994-1, Class 1, VAR, 5.615%, 02/15/24	553
823	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	910

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
736	Series 1996-1, Class 1Z, 6.750%, 02/15/26	849
537	Series 1996-2, Class 1Z, 6.750%, 06/15/26	624
1,038	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,233
1,258	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,472
2,348	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,687
5,839	Series 2003-2, Class Z, 5.000%, 05/15/33	6,553

		661,066

	Non-Agency CMO — 8.0%
256	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.408%, 02/02/37 (e)	248
	AJAX Mortgage Loan Trust,
2,639	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,611
2,905	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	2,901
	Alternative Loan Trust,
241	Series 2002-8, Class A4, 6.500%, 07/25/32	247
13,286	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	13,444
488	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	498
2,022	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	415
5,004	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	600
8,563	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	1,051
5,194	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,910
177	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	144
6,959	Series 2005-37T1, Class A2, IF, IO, 4.894%, 09/25/35	994
4,554	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,194
11,451	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	1,349
2,847	Series 2005-57CB, Class 3A2, IF, IO, 4.944%, 12/25/35	400
1,711	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,568
6,372	Series 2005-J1, Class 1A4, IF, IO, 4.944%, 02/25/35	651
2,519	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,080
78	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	78

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	American General Mortgage Loan Trust,
3,285	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,330
234	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	236
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	732
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,176
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	487
	ASG Resecuritization Trust,
790	Series 2009-1, Class A60, VAR, 2.189%, 06/26/37 (e)	777
573	Series 2009-2, Class A55, VAR, 4.868%, 05/24/36 (e)	580
1,000	Series 2009-2, Class G60, VAR, 4.868%, 05/24/36 (e)	1,039
3,434	Series 2009-3, Class A65, VAR, 2.250%, 03/26/37 (e)	3,427
2,557	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	2,672
852	Series 2010-2, Class A60, VAR, 1.864%, 01/28/37 (e)	836
86	Series 2010-3, Class 2A22, VAR, 0.342%, 10/28/36 (e)	85
857	Series 2011-1, Class 3A50, VAR, 4.785%, 11/28/35 (e)	840
	Banc of America Alternative Loan Trust,
188	Series 2003-2, Class PO, PO, 04/25/33	160
236	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	243
313	Series 2003-11, Class PO, PO, 01/25/34	263
163	Series 2004-6, Class 15PO, PO, 07/25/19	158
1,485	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,420
4,248	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	878
1,295	Series 2006-4, Class 1A4, 6.000%, 05/25/46	876
2,455	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,441
	Banc of America Funding Trust,
369	Series 2004-1, Class PO, PO, 03/25/34	339
531	Series 2004-2, Class 30PO, PO, 09/20/34	488
346	Series 2004-C, Class 1A1, VAR, 5.082%, 12/20/34	346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
910	Series 2005-6, Class 2A7, 5.500%, 10/25/35	914
592	Series 2005-7, Class 30PO, PO, 11/25/35	460
387	Series 2005-8, Class 30PO, PO, 01/25/36	296
1,526	Series 2005-E, Class 4A1, VAR, 2.663%, 03/20/35	1,536
602	Series 2006-A, Class 3A2, VAR, 2.669%, 02/20/36	478
670	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	695
	Banc of America Mortgage Trust,
128	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	124
126	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	125
53	Series 2003-7, Class A2, 4.750%, 09/25/18	55
163	Series 2003-8, Class APO, PO, 11/25/33	139
1,055	Series 2004-3, Class 15IO, IO, VAR, 0.069%, 04/25/19	4
66	Series 2004-4, Class APO, PO, 05/25/34	57
1,479	Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,570
586	Series 2004-6, Class 2A5, PO, 07/25/34	495
299	Series 2004-6, Class APO, PO, 07/25/34	249
32	Series 2004-8, Class 5PO, PO, 05/25/32	27
40	Series 2004-8, Class XPO, PO, 10/25/34	34
288	Series 2004-A, Class 2A2, VAR, 2.681%, 02/25/34	288
1,104	Series 2004-J, Class 3A1, VAR, 2.905%, 11/25/34	1,105
1,320	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,341
	BCAP LLC Trust,
466	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	486
593	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	609
727	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	738
336	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	337
767	Series 2010-RR6, Class 22A3, VAR, 4.543%, 06/26/36 (e)	794
60	Series 2010-RR7, Class 15A1, VAR, 0.954%, 01/26/36 (e)	60
619	Series 2010-RR7, Class 16A1, VAR, 0.831%, 02/26/47 (e)	605

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
286	Series 2010-RR7, Class 1A5, VAR, 4.987%, 04/26/35 (e)	281
2,245	Series 2010-RR7, Class 2A1, VAR, 2.257%, 07/26/45 (e)	2,177
352	Series 2010-RR8, Class 3A3, VAR, 5.043%, 05/26/35 (e)	359
1,500	Series 2010-RR8, Class 3A4, VAR, 5.043%, 05/26/35 (e)	1,426
1,210	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,233
2,334	Series 2011-RR10, Class 2A1, VAR, 0.943%, 09/26/37 (e)	2,129
1,902	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,963
2,056	Series 2011-RR5, Class 11A3, VAR, 0.306%, 05/28/36 (e)	1,921
805	Series 2011-RR5, Class 14A3, VAR, 2.646%, 07/26/36 (e)	802
1,399	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	1,318
1,659	Series 2012-RR2, Class 1A1, VAR, 0.326%, 08/26/36 (e)	1,610
1,264	Series 2012-RR3, Class 2A5, VAR, 2.188%, 05/26/37 (e)	1,267
	Bear Stearns ARM Trust,
175	Series 2003-7, Class 3A, VAR, 2.467%, 10/25/33	175
793	Series 2004-1, Class 12A1, VAR, 2.722%, 04/25/34	795
187	Series 2004-2, Class 14A, VAR, 4.290%, 05/25/34	187
1,761	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	1,789
4,157	Series 2006-1, Class A1, VAR, 2.380%, 02/25/36	4,109
	CAM Mortgage Trust,
508	Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	509
809	Series 2014-1, Class A, 3.351%, 12/15/53 (e)	809
	CHL Mortgage Pass-Through Trust,
929	Series 2003-26, Class 1A6, 3.500%, 08/25/33	941
73	Series 2003-44, Class A9, PO, 10/25/33	72
266	Series 2003-J7, Class 4A3, IF, 9.571%, 08/25/18	278
570	Series 2004-7, Class 2A1, VAR, 2.682%, 06/25/34	557

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
410	Series 2004-8, Class 2A1, 4.500%, 06/25/19	422
227	Series 2004-HYB1, Class 2A, VAR, 2.597%, 05/20/34	217
833	Series 2004-HYB3, Class 2A, VAR, 2.500%, 06/20/34	792
692	Series 2004-HYB6, Class A3, VAR, 2.537%, 11/20/34	654
312	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	320
1,555	Series 2005-16, Class A23, 5.500%, 09/25/35	1,509
3,460	Series 2005-22, Class 2A1, VAR, 2.587%, 11/25/35	2,878
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
190	Series 2005-5, Class APO, PO, 08/25/35	155
186	Series 2005-8, Class APO, PO, 11/25/35	149
	Citigroup Mortgage Loan Trust,
1,440	Series 2008-AR4, Class 1A1A, VAR, 2.704%, 11/25/38 (e)	1,452
611	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	639
5,221	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	5,386
5,835	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	6,048
427	Series 2011-10, Class 4A1, VAR, 0.348%, 02/25/46 (e)	413
	Citigroup Mortgage Loan Trust, Inc.,
314	Series 2003-1, Class 2A5, 5.250%, 10/25/33	325
162	Series 2003-1, Class 2A6, PO, 10/25/33	150
108	Series 2003-1, Class PO2, PO, 10/25/33	100
118	Series 2003-1, Class PO3, PO, 09/25/33	99
116	Series 2003-UP3, Class A3, 7.000%, 09/25/33	120
247	Series 2003-UST1, Class A1, 5.500%, 12/25/18	256
55	Series 2003-UST1, Class PO1, PO, 12/25/18	52
42	Series 2003-UST1, Class PO3, PO, 12/25/18	40
167	Series 2004-UST1, Class A6, VAR, 3.444%, 08/25/34	162
450	Series 2005-1, Class 2A1A, VAR, 2.676%, 04/25/35	360
588	Series 2005-2, Class 2A11, 5.500%, 05/25/35	607

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
544	Series 2005-5, Class 1A2, VAR, 2.803%, 08/25/35	402
506	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	493
	Credit Suisse First Boston Mortgage Securities Corp.,
696	Series 2003-1, Class DB1, 6.687%, 02/25/33	705
130	Series 2003-17, Class 2A1, 5.000%, 07/25/18	133
409	Series 2003-21, Class 1A4, 5.250%, 09/25/33	428
537	Series 2003-25, Class 1P, PO, 10/25/33	439
44	Series 2004-5, Class 5P, PO, 08/25/19	43
2,083	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,112
344	Series 2005-4, Class 3A22, PAC, 5.500%, 06/25/35	349
2,318	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,303
	CSMC,
8,977	Series 2010-11R, Class A6, VAR, 1.159%, 06/28/47 (e)	8,576
268	Series 2010-12R, Class 14A1, VAR, 2.524%, 09/26/46 (e)	268
1,240	Series 2011-1R, Class A1, VAR, 1.154%, 02/27/47 (e)	1,238
948	Series 2011-6R, Class 3A1, VAR, 2.702%, 07/28/36 (e)	953
755	Series 2011-7R, Class A1, VAR, 1.405%, 08/28/47 (e)	754
1,183	Series 2011-9R, Class A1, VAR, 2.154%, 03/27/46 (e)	1,190
1,859	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,880
927	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	923
627	CSMC Trust, Series 2010-16, Class A3, VAR, 3.634%, 06/25/50 (e)	622
193	Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.615%, 04/26/37 (e)	191
787	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	798
6	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	First Horizon Alternative Mortgage Securities Trust,
1,193	Series 2004-AA4, Class A1, VAR, 2.230%, 10/25/34	1,183
1,815	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,621
2,965	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	586
	First Horizon Mortgage Pass-Through Trust,
2,325	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,445
821	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	822
1,588	Series 2005-AR1, Class 2A2, VAR, 2.593%, 04/25/35	1,619
447	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	450
	GMACM Mortgage Loan Trust,
711	Series 2003-AR1, Class A4, VAR, 2.986%, 10/19/33	704
333	Series 2004-J5, Class A7, 6.500%, 01/25/35	350
137	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	141
5,010	Series 2005-AR3, Class 3A4, VAR, 2.963%, 06/19/35	4,857
	GSMPS Mortgage Loan Trust,
991	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,041
1,434	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	1,225
1,083	Series 2005-RP3, Class 1AS, IO, VAR, 4.875%, 09/25/35 (e)	154
4,776	Series 2006-RP2, Class 1AS2, IF, IO, 4.898%, 04/25/36 (e)	650
	GSR Mortgage Loan Trust,
705	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	758
752	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	784
635	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	628
323	Series 2005-4F, Class AP, PO, 05/25/35	289
2,973	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,102
3,594	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,340

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,314	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,311
4,182	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,090
376	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.458%, 05/25/35	379
	Impac Secured Assets Trust,
746	Series 2006-1, Class 2A1, VAR, 0.506%, 05/25/36	728
929	Series 2006-2, Class 2A1, VAR, 0.506%, 08/25/36	909
15,628	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	5
	JP Morgan Mortgage Trust,
1,571	Series 2006-A2, Class 4A1, VAR, 2.733%, 08/25/34	1,572
2,132	Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	2,134
415	Series 2006-A3, Class 6A1, VAR, 2.757%, 08/25/34	421
490	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.703%, 09/26/36 (e)	494
	Lehman Mortgage Trust,
765	Series 2006-2, Class 1A1, VAR, 6.264%, 04/25/36	720
1,388	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,289
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.220%, 11/27/37 (e)	1,019
	MASTR Adjustable Rate Mortgages Trust,
89	Series 2004-4, Class 2A1, VAR, 1.963%, 05/25/34	79
904	Series 2004-13, Class 2A1, VAR, 2.648%, 04/21/34	937
2,182	Series 2004-13, Class 3A7, VAR, 2.629%, 11/21/34	2,230
399	Series 2004-15, Class 3A1, VAR, 2.888%, 12/25/34	396
	MASTR Alternative Loan Trust,
215	Series 2003-3, Class 1A1, 6.500%, 05/25/33	228
601	Series 2003-9, Class 8A1, 6.000%, 01/25/34	626
680	Series 2004-3, Class 2A1, 6.250%, 04/25/34	720
1,032	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,095

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
484	Series 2004-6, Class 30PO, PO, 07/25/34	441
708	Series 2004-6, Class 7A1, 6.000%, 07/25/34	744
350	Series 2004-7, Class 30PO, PO, 08/25/34	278
1,408	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,465
199	Series 2004-10, Class 1A1, 4.500%, 09/25/19	203
	MASTR Asset Securitization Trust,
68	Series 2003-2, Class 2A1, 4.500%, 03/25/18	68
20	Series 2003-3, Class 4A1, 5.000%, 04/25/18	21
106	Series 2003-4, Class 3A2, 5.000%, 05/25/18	108
123	Series 2003-12, Class 30PO, PO, 12/25/33	113
98	Series 2004-1, Class 30PO, PO, 02/25/34	81
31	Series 2004-4, Class 3A1, 4.500%, 04/25/19	31
62	Series 2004-6, Class 15PO, PO, 07/25/19	60
82	Series 2004-8, Class 1A1, 4.750%, 08/25/19	84
37	Series 2004-8, Class PO, PO, 08/25/19	34
2,830	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	2,407
1,272	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,017
	Merrill Lynch Mortgage Investors Trust,
375	Series 2003-E, Class A1, VAR, 0.776%, 10/25/28	369
910	Series 2004-1, Class 2A1, VAR, 2.146%, 12/25/34	919
725	Series 2004-A, Class A1, VAR, 0.616%, 04/25/29	691
36	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	39
691	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.476%, 02/25/35	670
519	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	530
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
266	Series 2003-A1, Class A1, 5.500%, 05/25/33	275
118	Series 2003-A1, Class A2, 6.000%, 05/25/33	122

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
61	Series 2003-A1, Class A5, 7.000%, 04/25/33	63
7	Series 2003-A1, Class A7, 5.000%, 04/25/18	7
	PaineWebber CMO Trust,
1	Series H, Class 4, 8.750%, 04/01/18	1
8	Series P, Class 4, 8.500%, 08/01/19	10
387	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.575%, 05/25/35	396
	RALI Trust,
109	Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	115
357	Series 2002-QS8, Class A5, 6.250%, 06/25/17	364
4,775	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,992
707	Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	72
215	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	15
1,524	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,552
492	Series 2003-QS18, Class A1, 5.000%, 09/25/18	504
1,625	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,762
298	Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	324
157	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	7
736	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	81
2,298	Series 2004-QA6, Class NB2, VAR, 2.977%, 12/26/34	2,038
	RBSSP Resecuritization Trust,
494	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	528
172	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	173
679	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	700
994	Series 2009-12, Class 1A1, VAR, 5.984%, 11/25/33 (e)	1,063
904	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	925
289	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	292

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Residential Asset Securitization Trust,
386	Series 2003-A13, Class A3, 5.500%, 01/25/34	396
31	Series 2003-A14, Class A1, 4.750%, 02/25/19	31
3,122	Series 2005-A2, Class A4, IF, IO, 4.894%, 03/25/35	429
843	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	773
	RFMSI Trust,
787	Series 2003-S13, Class A3, 5.500%, 06/25/33	793
122	Series 2003-S14, Class A4, PO, 07/25/18	116
252	Series 2004-S3, Class A1, 4.750%, 03/25/19	257
556	Series 2004-S6, Class 2A6, PO, 06/25/34	494
116	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	118
843	Series 2005-SA4, Class 1A1, VAR, 2.849%, 09/25/35	710
20	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	17
	Salomon Brothers Mortgage Securities VII, Inc.,
345	Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	353
43	Series 2003-UP2, Class PO1, PO, 12/25/18	38
	Springleaf Mortgage Loan Trust,
1,599	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	1,659
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,272
621	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	634
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,676
2,683	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,732
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,097
3,258	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	3,252
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,119
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	577
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	455

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	270
2,502	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,492
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,082
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	877
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	609
3,815	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,805
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,041
913	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	913
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,131
1,506	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.782%, 06/25/34	1,493
850	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.814%, 10/19/34	809
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
986	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,010
1,748	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,798
	Structured Asset Securities Corp. Trust,
207	Series 2005-6, Class 4A1, 5.000%, 05/25/35	211
291	Series 2005-10, Class 5A9, 5.250%, 12/25/34	291
	Thornburg Mortgage Securities Trust,
550	Series 2003-4, Class A1, VAR, 0.796%, 09/25/43	524
518	Series 2004-4, Class 3A, VAR, 2.017%, 12/25/44	522
2,397	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,457
	WaMu Mortgage Pass-Through Certificates Trust,
197	Series 2003-AR8, Class A, VAR, 2.418%, 08/25/33	200
2,949	Series 2003-AR9, Class 1A6, VAR, 2.420%, 09/25/33	3,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
449	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	456
289	Series 2003-S8, Class A6, 4.500%, 09/25/18	296
1,568	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,613
160	Series 2003-S9, Class P, PO, 10/25/33	133
253	Series 2004-AR3, Class A1, VAR, 2.443%, 06/25/34	258
212	Series 2004-AR3, Class A2, VAR, 2.443%, 06/25/34	216
320	Series 2006-AR10, Class 2P, VAR, 2.384%, 09/25/36	193
251	Series 2006-AR12, Class 2P, VAR, 1.955%, 10/25/36	173
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
10,200	Series 2005-2, Class 1A4, IF, IO, 4.894%, 04/25/35	1,480
2,058	Series 2005-2, Class 2A3, IF, IO, 4.844%, 04/25/35	265
2,639	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	706
3,234	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,175
2,674	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	565
770	Series 2005-6, Class 2A4, 5.500%, 08/25/35	709
4,926	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,535
5,605	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR3, Class 1A1, VAR, 2.621%, 03/25/35	5,710
2,383	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,399
	Wells Fargo Mortgage-Backed Securities Trust,
260	Series 2003-K, Class 1A1, VAR, 2.501%, 11/25/33	268
493	Series 2003-K, Class 1A2, VAR, 2.501%, 11/25/33	510
612	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	625
671	Series 2004-EE, Class 3A1, VAR, 2.695%, 12/25/34	683
3,232	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,309
666	Series 2004-V, Class 1A1, VAR, 2.621%, 10/25/34	692

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
340	Series 2005-16, Class APO, PO, 01/25/36	271
444	Series 2005-AR16, Class 2A1, VAR, 2.616%, 02/25/34	454
616	Series 2005-AR8, Class 2A1, VAR, 2.642%, 06/25/35	622
670	Series 2006-2, Class APO, PO, 03/25/36	426
318	Series 2006-4, Class 1APO, PO, 04/25/36	245
1,640	Series 2007-7, Class A7, 6.000%, 06/25/37	1,602
454	Series 2007-11, Class A14, 6.000%, 08/25/37	442

		307,119

	Total Collateralized Mortgage Obligations (Cost $912,904)	968,185

Commercial Mortgage-Backed Securities — 3.9%
	A10 Securitization LLC,
1,565	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,573
1,414	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,413
	A10 Term Asset Financing LLC,
3,577	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	3,582
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	698
560	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	543
	Banc of America Commercial Mortgage Trust,
365	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	390
2,270	Series 2006-4, Class A4, 5.634%, 07/10/46	2,466
915	Series 2006-5, Class A4, 5.414%, 09/10/47	991
1,500	Series 2007-5, Class A4, 5.492%, 02/10/51	1,645
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	417
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,670
405	Series 2005-6, Class ASB, VAR, 5.183%, 09/10/47	405
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,197
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,400

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Bear Stearns Commercial Mortgage Securities Trust,
39,655		Series 2005-PWR8, Class X1, IO, VAR, 0.753%, 06/11/41 (e)	304
458		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	464
3,148		Series 2006-PW11, Class A4, VAR, 5.439%, 03/11/39	3,378
93,806		CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.165%, 12/11/49 (e)	888
1,250		Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,298
		COBALT CMBS Commercial Mortgage Trust,
605		Series 2006-C1, Class A4, 5.223%, 08/15/48	654
19,376		Series 2006-C1, Class IO, IO, VAR, 0.812%, 08/15/48	360
		COMM Mortgage Trust,
1,100		Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,142
3,011		Series 2012-CR2, Class XA, IO, VAR, 1.936%, 08/15/45	330
3,500		Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,663
1,060		Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,012
		Commercial Mortgage Pass-Through Certificates,
315		Series 2012-MVP, Class A, VAR, 2.106%, 11/17/26 (e)	316
1,000		Series 2014-TWC, Class A, VAR, 1.004%, 02/13/32 (e)	1,000
		Commercial Mortgage Trust,
500		Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	514
300		Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	329
700		Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.681%, 03/15/39	751
		DBRR Trust,
248		Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	247
1,880		Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	1,875
—	(h)	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e) (h)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,604
2,500	FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2, 2.615%, 01/25/23	2,404
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,926
4,265	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,465
	GS Mortgage Securities Corp. II,
902	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	906
1,422	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,426
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	493
850	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	911
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,103
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2005-CB11, Class AJ, VAR, 5.389%, 08/12/37	1,047
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	405
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,113
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	946
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,061
40,024	Series 2006-C7, Class XW, IO, VAR, 0.660%, 11/15/38 (e)	641
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	333
826	Series 2007-C2, Class A3, 5.430%, 02/15/40	914
	Merrill Lynch Mortgage Trust,
2,900	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,084
315	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	315
	ML-CFC Commercial Mortgage Trust,
3,165	Series 2006-1, Class A4, VAR, 5.468%, 02/12/39	3,388

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

29,267	Series 2006-4, Class XC, IO, VAR, 0.208%, 12/12/49 (e)	331
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,073
	Morgan Stanley Capital I Trust,
35,402	Series 2006-IQ12, Class X1, IO, VAR, 0.507%, 12/15/43 (e)	436
67,765	Series 2007-HQ11, Class X, IO, VAR, 0.221%, 02/12/44 (e)	368
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	818
	Morgan Stanley Re-REMIC Trust,
1,726	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	1,733
1,055	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	1,071
1,310	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,315
5,087	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	5,100
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,485
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,393
10,545	Series 2010-C1, Class APT, 2.650%, 10/29/20	10,877
	NorthStar, (Cayman Islands),
2,449	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	2,452
1,392	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	1,383
1,815	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.356%, 08/25/29 (e)	1,816
2,631	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	2,632
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	629
1,815	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,865
2,425	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.549%, 08/15/39	2,483
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,214
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,065

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
10,379	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	912
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	840
2,100	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	2,121
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,346
4,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	4,198
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,458
1,909	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,900
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,829
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	815

	Total Commercial Mortgage-Backed Securities (Cost $147,027)	150,358

Corporate Bonds — 18.6%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	609
675	4.250%, 03/01/21	718
1,000	5.250%, 12/01/41	1,064

		2,391

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	425
532	1.875%, 01/11/18 (e)	535
981	2.375%, 08/01/18 (e)	997
739	2.625%, 09/15/16 (e)	768
1,425	2.950%, 01/11/17 (e)	1,495

		4,220

	Household Durables — 0.0% (g)
505	Newell Rubbermaid, Inc., 4.700%, 08/15/20	543

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	116
400	6.650%, 11/15/37	485

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
250	6.900%, 08/15/39	312
1,075	7.300%, 04/30/28	1,340
500	8.000%, 10/17/16	588
415	8.875%, 04/26/23	545
	CBS Corp.,
140	5.500%, 05/15/33	146
252	5.750%, 04/15/20	286
150	7.875%, 09/01/23	182
1,000	7.875%, 07/30/30	1,303
190	8.875%, 05/15/19	245
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	356
	Comcast Corp.,
1,082	4.250%, 01/15/33	1,067
2,885	5.900%, 03/15/16	3,178
400	6.450%, 03/15/37	492
1,355	6.500%, 11/15/35	1,677
	Cox Communications, Inc.,
446	3.250%, 12/15/22(e)	419
162	5.450%, 12/15/14	168
125	8.375%, 03/01/39(e)	160
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	540
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
400	3.800%, 03/15/22	395
1,000	4.600%, 02/15/21	1,054
772	5.000%, 03/01/21	833
2,000	6.000%, 08/15/40	2,077
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,082
319	4.950%, 05/15/42	312
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,605
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	326
800	5.950%, 04/01/41	942
515	6.400%, 04/30/40	629
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,307
441	4.500%, 05/23/43	397
325	4.700%, 10/15/19	357
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	372
1,218	5.850%, 05/01/17	1,378
400	6.550%, 05/01/37	464
800	8.250%, 04/01/19	1,007

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	158
1,250	8.375%, 07/15/33	1,705
	Time Warner, Inc.,
525	4.750%, 03/29/21	577
313	5.375%, 10/15/41	329
150	6.200%, 03/15/40	172
172	6.250%, 03/29/41	201
265	6.500%, 11/15/36	311
250	7.625%, 04/15/31	329
171	7.700%, 05/01/32	228
	Viacom, Inc.,
208	1.250%, 02/27/15	209
500	3.125%, 06/15/22	479
67	3.250%, 03/15/23	64
808	3.875%, 12/15/21	828
464	4.375%, 03/15/43	411
100	4.500%, 03/01/21	107
250	4.500%, 02/27/42	226
333	Walt Disney Co. (The), 0.450%, 12/01/15	334

		34,810

	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	319
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	482
462	4.375%, 09/01/23	480
157	5.125%, 01/15/42	162
200	7.450%, 07/15/17	234
455	Nordstrom, Inc., 4.000%, 10/15/21	480
	Target Corp.,
200	6.000%, 01/15/18	233
268	7.000%, 01/15/38	352

		2,742

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	599
1,765	Home Depot, Inc. (The), 5.400%, 03/01/16	1,933
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	743
326	5.125%, 11/15/41	350
750	Series B, 7.110%, 05/15/37	970

		4,595

	Total Consumer Discretionary	49,301

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	684
905	5.750%, 04/01/36	1,057
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	916
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	114
515	7.750%, 01/15/19	646
410	Coca-Cola Co. (The), 4.875%, 03/15/19	464
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	266
510	4.828%, 07/15/20	575
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	862
255	Diageo Investment Corp., 8.000%, 09/15/22	339
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	939
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	354
	PepsiCo, Inc.,
150	0.800%, 08/25/14	150
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	372
54	7.900%, 11/01/18	68
500	VAR, 0.444%, 02/26/16	501
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	581
698	3.750%, 01/15/22 (e)	716
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	281

		10,173

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
536	4.000%, 12/05/23	550
322	5.300%, 12/05/43	354
979	5.750%, 05/15/41	1,131
250	6.125%, 09/15/39	299
1,056	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,172
	Kroger Co. (The),
900	4.000%, 02/01/24	916
1,100	5.000%, 04/15/42	1,102
2,460	7.500%, 04/01/31	3,116
1,031	Walgreen Co., 3.100%, 09/15/22	995

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Wal-Mart Stores, Inc.,
752	5.250%, 09/01/35	847
215	6.200%, 04/15/38	269
350	7.550%, 02/15/30	491

		11,242

	Food Products — 0.3%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	234
1,305	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,624
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	214
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	593
535	4.307%, 05/14/21 (e)	572
850	7.350%, 03/06/19 (e)	1,039
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	225
286	2.100%, 03/15/18	287
	Kellogg Co.,
365	1.750%, 05/17/17	369
608	3.125%, 05/17/22	593
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	819
694	5.000%, 06/04/42	723
1,187	6.125%, 08/23/18	1,393
1,793	6.875%, 01/26/39	2,309
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,523

		12,517

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	210
66	7.500%, 11/01/18	83
768	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	987
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	129

		1,409

	Total Consumer Staples	35,341

	Energy — 1.6%
	Energy Equipment & Services — 0.2%
	Cameron International Corp.,
225	1.600%, 04/30/15	228
199	4.000%, 12/15/23	200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
	Halliburton Co.,
714	3.500%, 08/01/23	715
1,605	7.450%, 09/15/39	2,252
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	186
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	112
83	5.250%, 03/15/42	82
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	451
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	342
256	6.375%, 12/15/21	287
905	6.500%, 11/15/20	1,024
198	7.350%, 12/15/41	239
100	7.500%, 04/15/31	117
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	324
113	5.950%, 04/15/42	120
110	6.500%, 08/01/36	123
350	9.875%, 03/01/39	522

		7,324

	Oil, Gas & Consumable Fuels — 1.4%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	195
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	127
2,000	7.625%, 03/15/14	2,004
265	8.700%, 03/15/19	338
	Apache Corp.,
138	3.250%, 04/15/22	140
556	4.750%, 04/15/43	559
500	6.900%, 09/15/18	605
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	247
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	948
1,283	2.237%, 05/10/19	1,290
882	2.750%, 05/10/23	826
437	3.814%, 02/10/24	442
900	4.742%, 03/11/21	1,003
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	274

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Canadian Natural Resources Ltd., (Canada),
350	6.250%, 03/15/38	413
1,000	6.750%, 02/01/39	1,230
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	198
490	4.450%, 09/15/42	462
450	6.750%, 11/15/39	562
	Chevron Corp.,
559	2.427%, 06/24/20	562
1,000	4.950%, 03/03/19	1,147
205	Conoco Funding Co., (Canada), 7.250%, 10/15/31	275
	ConocoPhillips,
325	5.200%, 05/15/18	369
450	5.750%, 02/01/19	530
150	6.000%, 01/15/20	179
200	6.500%, 02/01/39	262
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,173
	Devon Energy Corp.,
750	3.250%, 05/15/22	739
522	4.750%, 05/15/42	517
360	6.300%, 01/15/19	428
	Encana Corp., (Canada),
545	6.500%, 05/15/19	646
150	6.500%, 08/15/34	173
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	952
	Enterprise Products Operating LLC,
468	3.900%, 02/15/24	471
318	5.100%, 02/15/45	325
	EOG Resources, Inc.,
379	2.625%, 03/15/23	358
600	4.100%, 02/01/21	643
180	Hess Corp., 7.875%, 10/01/29	238
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	243
1,000	7.875%, 09/15/31	1,306
	Magellan Midstream Partners LP,
1,127	5.150%, 10/15/43	1,177
250	6.550%, 07/15/19	298
	Marathon Oil Corp.,
888	5.900%, 03/15/18	1,020
1,620	6.000%, 10/01/17	1,864
402	Occidental Petroleum Corp., 1.750%, 02/15/17	409

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
841	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	763
	Petrobras International Finance Co., (Cayman Islands),
1,020	5.375%, 01/27/21	1,023
110	6.750%, 01/27/41	106
175	7.875%, 03/15/19	200
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	377
1,045	6.800%, 05/15/38	1,323
	Petroleos Mexicanos, (Mexico),
393	4.875%, 01/18/24 (e)	404
846	6.375%, 01/23/45 (e)	898
	Phillips 66,
314	2.950%, 05/01/17	330
182	4.300%, 04/01/22	192
831	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	829
	Spectra Energy Capital LLC,
1,615	5.500%, 03/01/14	1,615
1,500	5.650%, 03/01/20	1,666
500	6.200%, 04/15/18	571
400	8.000%, 10/01/19	486
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	540
452	5.950%, 09/25/43	515
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	891
353	1.200%, 01/17/18	349
406	2.450%, 01/17/23	384
1,071	2.650%, 01/15/24	1,001
313	2.900%, 11/08/20	317
467	3.125%, 08/17/17	497
300	3.150%, 01/23/22	302
253	4.250%, 11/23/41	245
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	204
250	6.850%, 06/01/39	319
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,130
185	5.850%, 02/01/37	188
190	6.250%, 02/01/38	203
850	7.750%, 06/01/19	1,036
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	511

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Tosco Corp.,
300	7.800%, 01/01/27	414
400	8.125%, 02/15/30	576
124	Total Capital Canada Ltd., (Canada), VAR, 0.619%, 01/15/16	125
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	136
262	1.500%, 02/17/17	266
508	1.550%, 06/28/17	515
233	2.875%, 02/17/22	230
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,450
370	4.125%, 01/28/21	399
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	664
340	6.500%, 08/15/18	405
1,100	7.250%, 08/15/38	1,463

		54,317

	Total Energy	61,641

	Financials — 8.8%
	Capital Markets — 1.8%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,547
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	360
1,789	2.400%, 01/17/17	1,859
900	2.950%, 06/18/15	929
413	3.550%, 09/23/21	429
950	3.650%, 02/04/24	966
750	4.600%, 01/15/20	832
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,223
540	3.500%, 12/10/14	553
652	5.000%, 12/10/19	745
385	6.250%, 09/15/17	449
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,227
260	Charles Schwab Corp. (The), 3.225%, 09/01/22	256
942	Credit Suisse, (Switzerland), 5.500%, 05/01/14	950
755	Credit Suisse USA, Inc., 5.125%, 08/15/15	804
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	679
970	3.875%, 08/18/14	986
355	6.000%, 09/01/17	407

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
500	FMR LLC, 6.450%, 11/15/39 (e)	602
	Goldman Sachs Group, Inc. (The),
545	2.625%, 01/31/19	548
764	2.900%, 07/19/18	785
400	3.300%, 05/03/15	412
3,060	3.625%, 02/07/16	3,213
492	3.700%, 08/01/15	511
800	4.000%, 03/03/24	801
848	5.250%, 07/27/21	944
1,366	5.375%, 03/15/20	1,539
750	5.500%, 11/15/14	776
800	5.750%, 01/24/22	914
4,100	5.950%, 01/18/18	4,683
949	Series D, 6.000%, 06/15/20	1,102
240	6.150%, 04/01/18	277
340	6.250%, 09/01/17	391
685	6.750%, 10/01/37	791
2,570	7.500%, 02/15/19	3,148
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16(e)	502
216	2.000%, 09/25/15(e)	220
1,445	3.750%, 03/07/17(e)	1,544
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	673
	Jefferies Group LLC,
450	3.875%, 11/09/15	470
1,015	5.125%, 04/13/18	1,104
1,000	6.450%, 06/08/27	1,072
780	8.500%, 07/15/19	963
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16(e)	379
2,847	5.000%, 02/22/17(e)	3,100
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20(e)	1,341
1,400	6.250%, 01/14/21(e)	1,572
750	7.300%, 08/01/14(e)	770
250	7.625%, 08/13/19(e)	303
	Morgan Stanley,
179	1.750%, 02/25/16	182
625	4.000%, 07/24/15	652
893	4.200%, 11/20/14	916
871	5.000%, 11/24/25	905
1,000	5.450%, 01/09/17	1,112
1,021	5.500%, 07/24/20	1,162
380	5.500%, 07/28/21	433

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
1,265	5.625%, 09/23/19	1,453
360	5.750%, 01/25/21	414
1,200	6.000%, 05/13/14	1,213
400	6.625%, 04/01/18	471
970	7.300%, 05/13/19	1,189
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,107
150	5.000%, 03/04/15	156
547	6.700%, 03/04/20	645
	State Street Corp.,
359	3.100%, 05/15/23	343
1,154	3.700%, 11/20/23	1,181
	UBS AG, (Switzerland),
1,337	3.875%, 01/15/15	1,377
365	4.875%, 08/04/20	409
244	5.750%, 04/25/18	282
247	5.875%, 12/20/17	285

		67,538

	Commercial Banks — 2.7%
669	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	674
550	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	569
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16(e)	1,316
900	3.250%, 03/01/16(e)	944
228	4.875%, 01/12/21(e)	253
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14(e)	746
1,666	1.400%, 09/11/17	1,664
1,106	2.550%, 11/06/22	1,043
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15(e)	1,054
2,000	2.550%, 01/12/17	2,090
737	3.400%, 01/22/15	757
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,314
679	3.850%, 01/22/15 (e)	698
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,605
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	286
800	2.500%, 09/21/15 (e)	824

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
1,735	2.750%, 02/23/15	1,772
310	5.000%, 09/22/16	341
700	5.200%, 07/10/14	712
1,000	6.050%, 12/04/17 (e)	1,131
	BB&T Corp.,
750	3.950%, 04/29/16	800
740	4.900%, 06/30/17	817
1,885	5.700%, 04/30/14	1,900
370	6.850%, 04/30/19	453
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	632
695	Branch Banking & Trust Co., 5.625%, 09/15/16	775
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227
4,000	2.600%, 07/02/15 (e)	4,117
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,601
1,281	Capital One Financial Corp., 3.500%, 06/15/23	1,250
260	Comerica, Inc., 3.000%, 09/16/15	270
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,115
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	147
2,400	3.200%, 03/11/15 (e)	2,468
455	3.375%, 01/19/17	485
789	3.875%, 02/08/22	815
500	5.800%, 09/30/10 (e) (†)	527
601	Discover Bank, 4.200%, 08/08/23	620
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,061
	Fifth Third Bancorp,
70	2.300%, 03/01/19	70
760	5.450%, 01/15/17	844
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,416
1,745	1.625%, 07/07/14 (e)	1,755
666	4.125%, 08/12/20 (e)	716
575	4.750%, 01/19/21 (e)	636
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	518
530	4.875%, 01/14/22	583
556	5.100%, 04/05/21	624
600	6.100%, 01/14/42	730
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,447

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,534
750	2.750%, 09/28/15 (e)	776
1,000	3.000%, 07/27/16 (e)	1,052
795	3.750%, 03/02/15 (e)	821
250	National City Bank, 5.800%, 06/07/17	283
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	988
1,800	3.125%, 03/20/17 (e)	1,892
945	4.875%, 05/13/21 (e)	1,002
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	845
400	PNC Bank N.A., 6.875%, 04/01/18	471
	PNC Funding Corp.,
659	3.300%, 03/08/22	664
567	4.375%, 08/11/20	624
940	5.250%, 11/15/15	1,008
950	5.625%, 02/01/17	1,057
595	6.700%, 06/10/19	722
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	983
1,789	2.000%, 10/01/18	1,808
1,000	2.200%, 07/27/18	1,016
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	399
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	896
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,124
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,335
820	SunTrust Banks, Inc., 6.000%, 09/11/17	939
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,484
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,386
1,140	2.200%, 07/29/15 (e)	1,168
	U.S. Bancorp,
550	1.650%, 05/15/17	560
675	2.450%, 07/27/15	694
540	3.000%, 03/15/22	536
566	4.125%, 05/24/21	611
1,107	7.500%, 06/01/26	1,433
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,093
250	6.000%, 11/15/17	290

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
4,780	Wachovia Corp., 5.750%, 02/01/18	5,524
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,914
850	3.500%, 03/08/22	870
702	4.480%, 01/16/24	734
500	4.600%, 04/01/21	557
1,280	5.606%, 01/15/44	1,413
2,350	5.625%, 12/11/17	2,702
1,025	SUB, 3.676%, 06/15/16	1,093
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,576
250	5.750%, 05/16/16	276
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	934
2,141	4.875%, 11/19/19	2,405

		103,704

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	843
	American Express Credit Corp.,
361	2.375%, 03/24/17	374
1,028	2.800%, 09/19/16	1,075
1,150	5.125%, 08/25/14	1,176
	American Honda Finance Corp.,
667	1.450%, 02/27/15(e)	674
363	1.500%, 09/11/17(e)	365
533	1.600%, 02/16/18(e)	532
565	2.125%, 02/28/17(e)	581
417	2.125%, 10/10/18	423
1,599	2.600%, 09/20/16(e)	1,668
150	7.625%, 10/01/18(e)	186
	Capital One Financial Corp.,
273	1.000%, 11/06/15	274
2,140	7.375%, 05/23/14	2,172
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	394
560	5.500%, 03/15/16	610
305	7.050%, 10/01/18	373
545	7.150%, 02/15/19	673
	Ford Motor Credit Co. LLC,
513	2.875%, 10/01/18	526
1,253	3.000%, 06/12/17	1,305
1,917	3.984%, 06/15/16	2,037
561	4.207%, 04/15/16	597
200	4.250%, 09/20/22	207

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
803	VAR, 1.487%, 05/09/16	817
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,728
207	7.350%, 11/27/32	248
	HSBC USA, Inc.,
800	1.625%, 01/16/18	798
1,500	2.375%, 02/13/15	1,528
	John Deere Capital Corp.,
759	1.200%, 10/10/17	761
335	1.700%, 01/15/20	324
400	2.250%, 04/17/19	405
233	3.150%, 10/15/21	236
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	868
663	PACCAR Financial Corp., 1.600%, 03/15/17	672
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,128
2,480	2.000%, 09/15/16	2,556
558	2.000%, 10/24/18	563
962	3.200%, 06/17/15	997

		32,694

	Diversified Financial Services — 2.0%
1,221	Associates Corp. of North America, 6.950%, 11/01/18	1,465
	Bank of America Corp.,
600	2.000%, 01/11/18	603
520	3.625%, 03/17/16	548
547	4.100%, 07/24/23	562
2,065	5.000%, 05/13/21	2,295
2,215	5.450%, 07/15/14	2,249
2,720	5.625%, 10/14/16	3,020
740	5.625%, 07/01/20	852
645	Series L, 5.650%, 05/01/18	737
420	5.750%, 12/01/17	479
400	5.875%, 01/05/21	468
2,996	6.400%, 08/28/17	3,466
1,564	6.875%, 04/25/18	1,863
150	7.375%, 05/15/14	152
600	7.625%, 06/01/19	747
1,510	7.800%, 09/15/16	1,737
1,455	Bank of America N.A., 5.300%, 03/15/17	1,612
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	754
	Citigroup, Inc.,
450	2.250%, 08/07/15	459

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
423	3.375%, 03/01/23	412
500	4.450%, 01/10/17	543
433	4.500%, 01/14/22	461
842	4.587%, 12/15/15	896
856	4.700%, 05/29/15	897
483	4.750%, 05/19/15	506
3,127	5.000%, 09/15/14	3,200
1,270	5.125%, 05/05/14	1,280
1,225	5.375%, 08/09/20	1,389
865	5.500%, 09/13/25	933
321	5.875%, 01/30/42	372
2,154	6.000%, 08/15/17	2,464
526	6.010%, 01/15/15	550
350	6.125%, 11/21/17	405
282	6.375%, 08/12/14	289
250	6.625%, 01/15/28	298
400	8.125%, 07/15/39	582
1,409	8.500%, 05/22/19	1,815
	CME Group, Inc.,
1,155	3.000%, 09/15/22	1,140
259	5.300%, 09/15/43	288
400	Countrywide Financial Corp., 6.250%, 05/15/16	441
	General Electric Capital Corp.,
167	1.000%, 12/11/15	169
1,100	1.625%, 07/02/15	1,118
750	2.300%, 04/27/17	777
2,000	3.150%, 09/07/22	1,976
650	4.625%, 01/07/21	721
2,100	4.650%, 10/17/21	2,319
191	5.300%, 02/11/21	216
2,500	5.400%, 02/15/17	2,809
1,785	5.500%, 01/08/20	2,073
4,380	5.625%, 05/01/18	5,057
1,000	5.650%, 06/09/14	1,014
310	5.875%, 01/14/38	367
2,622	6.750%, 03/15/32	3,354
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	509
	IntercontinentalExchange Group, Inc.,
417	2.500%, 10/15/18	427
884	4.000%, 10/15/23	921
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	325

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	National Rural Utilities Cooperative Finance Corp.,
498	4.750%, 03/01/14	498
200	10.375%, 11/01/18	272
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	576
5,000	Private Export Funding Corp., Series EE, 2.800%, 05/15/22	4,988
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
275	4.000%, 03/21/14	276
1,020	4.300%, 09/22/19	1,135
1,005	4.375%, 03/25/20	1,118
1,280	6.375%, 12/15/38	1,641
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	337

		78,434

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	470
410	5.600%, 05/15/15	435
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	663
651	Allstate Corp. (The), 3.150%, 06/15/23	639
	American International Group, Inc.,
469	4.125%, 02/15/24	481
2,985	5.450%, 05/18/17	3,358
	Aon Corp.,
402	3.125%, 05/27/16	420
336	3.500%, 09/30/15	350
306	6.250%, 09/30/40	373
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	400
233	2.450%, 12/15/15	241
1,111	2.900%, 10/15/20	1,138
233	3.000%, 05/15/22	231
748	4.300%, 05/15/43	713
1,574	4.400%, 05/15/42	1,523
1,670	5.400%, 05/15/18	1,926
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,426
840	3.750%, 08/15/21	888
120	Chubb Corp. (The), 5.750%, 05/15/18	139
	CNA Financial Corp.,
750	5.850%, 12/15/14	780
785	5.875%, 08/15/20	915

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	436
	Lincoln National Corp.,
345	4.200%, 03/15/22	363
253	4.850%, 06/24/21	278
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	305
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,534
626	2.500%, 10/17/22 (e)	579
338	2.875%, 04/21/14 (e)	339
540	3.125%, 04/14/16 (e)	565
920	MetLife Institutional Funding II, VAR, 1.143%, 04/04/14 (e)	921
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,143
	MetLife, Inc.,
600	4.875%, 11/13/43	623
535	Series A, 6.817%, 08/15/18	646
	Metropolitan Life Global Funding I,
604	1.700%, 06/29/15 (e)	613
300	1.875%, 06/22/18 (e)	299
820	2.500%, 09/29/15 (e)	845
400	3.125%, 01/11/16 (e)	418
1,900	3.650%, 06/14/18 (e)	2,029
1,277	3.875%, 04/11/22 (e)	1,323
100	5.125%, 06/10/14 (e)	101
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,597
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	742
350	1.300%, 01/12/15 (e)	353
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	686
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	830
	Pricoa Global Funding I,
384	1.600%, 05/29/18 (e)	378
2,100	5.450%, 06/11/14 (e)	2,127
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	305
953	2.250%, 10/15/18 (e)	955
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,278

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
275	Travelers Cos., Inc. (The), 5.800%, 05/15/18	318

		42,605

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
450	3.500%, 01/31/23	426
567	5.000%, 02/15/24	593
471	American Tower Trust I, 1.551%, 03/15/18 (e)	463
	CommonWealth REIT,
600	5.875%, 09/15/20	645
1,340	6.650%, 01/15/18	1,475
608	ERP Operating LP, 4.625%, 12/15/21	659
	HCP, Inc.,
331	2.625%, 02/01/20	324
161	3.750%, 02/01/19	170
230	4.200%, 03/01/24	233
577	4.250%, 11/15/23	590
895	5.375%, 02/01/21	1,003
732	Health Care REIT, Inc., 4.500%, 01/15/24	754
534	ProLogis LP, 4.250%, 08/15/23	546
	Simon Property Group LP,
917	2.150%, 09/15/17	941
579	4.125%, 12/01/21	618
32	4.200%, 02/01/15	33
200	4.375%, 03/01/21	216
705	5.625%, 08/15/14	721
675	6.100%, 05/01/16	742
345	6.125%, 05/30/18	405
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
579	3.375%, 10/03/22(e)	578
1,848	6.750%, 09/02/19(e)	2,229

		14,364

	Total Financials	339,339

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,050
237	4.500%, 03/15/20	259
500	4.950%, 10/01/41	506
2,000	5.150%, 11/15/41	2,094
265	5.650%, 06/15/42	296
570	5.700%, 02/01/19	666
720	5.750%, 03/15/40	811
1,336	Celgene Corp., 3.250%, 08/15/22	1,307

		6,989

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
286	1.850%, 06/15/18	287
380	4.000%, 03/01/14	380
245	4.625%, 03/15/15	255
100	Becton Dickinson and Co., 5.000%, 05/15/19	114

		1,036

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
265	4.500%, 05/15/42	263
440	6.750%, 12/15/37	565
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	381
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	163
400	2.875%, 03/15/23	381
975	3.375%, 11/15/21	986
620	6.625%, 11/15/37	795
	WellPoint, Inc.,
467	2.300%, 07/15/18	472
615	3.125%, 05/15/22	592
280	3.300%, 01/15/23	270
500	4.625%, 05/15/42	483
535	4.650%, 01/15/43	521

		6,036

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	176
687	4.150%, 02/01/24	706

		882

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
952	1.750%, 11/06/17	959
609	2.900%, 11/06/22	588
275	Actavis, Inc., 3.250%, 10/01/22	264
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	653
	GlaxoSmithKline Capital, Inc.,
485	4.375%, 04/15/14	487
750	5.650%, 05/15/18	871
530	6.375%, 05/15/38	680
	Merck & Co., Inc.,
650	1.300%, 05/18/18	642
474	2.400%, 09/15/22	446

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
562	2.800%, 05/18/23	537
560	Novartis Capital Corp., 3.400%, 05/06/24	561
650	Pfizer, Inc., 3.000%, 06/15/23	631
	Zoetis, Inc.,
193	1.875%, 02/01/18	193
123	4.700%, 02/01/43	122

		7,634

	Total Health Care	22,577

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	468
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	745
200	Boeing Co. (The), 7.950%, 08/15/24	274
557	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	527
390	Honeywell International, Inc., 5.300%, 03/01/18	448
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	399
1,281	4.070%, 12/15/42	1,193
292	4.850%, 09/15/41	305
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	394
215	Precision Castparts Corp., 0.700%, 12/20/15	216
	United Technologies Corp.,
214	1.800%, 06/01/17	219
681	3.100%, 06/01/22	683
914	4.500%, 06/01/42	932
1,261	6.125%, 02/01/19	1,503

		8,306

	Air Freight & Logistics — 0.0% (g)
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	469
160	SUB, 8.375%, 04/01/30	227
214	United Parcel Service, Inc., 2.450%, 10/01/22	203

		899

	Airlines — 0.1%
441	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	442
216	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	235
668	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	714

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — Continued
240	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	267
430	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	487
212	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	214
511	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	557
188	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	207
448	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	482

		3,605

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	748
264	4.125%, 06/15/23	248
328	4.875%, 07/15/42	264
200	Pitney Bowes, Inc., 5.600%, 03/15/18	221
614	Republic Services, Inc., 3.550%, 06/01/22	614
	Waste Management, Inc.,
214	4.750%, 06/30/20	235
455	7.375%, 03/11/19	557

		2,887

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	226
292	2.875%, 05/08/22	285
145	4.375%, 05/08/42	142
789	Fluor Corp., 3.375%, 09/15/21	795

		1,448

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	164
500	5.600%, 05/15/18	569
300	7.625%, 04/01/24	379

		1,294

	Industrial Conglomerates — 0.1%
592	Danaher Corp., 3.900%, 06/23/21	628
212	General Electric Co., 2.700%, 10/09/22	205
412	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	423

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrial Conglomerates — Continued
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,001
409	5.750%, 03/11/18	473
130	7.200%, 06/01/26	158

		2,888

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	157
	Deere & Co.,
819	2.600%, 06/08/22	788
346	3.900%, 06/09/42	320
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	400
1,920	3.900%, 09/01/42	1,740
290	Ingersoll-Rand Co., 6.391%, 11/15/27	340
205	Parker Hannifin Corp., 5.500%, 05/15/18	235

		3,980

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	190
522	3.050%, 03/15/22	510
300	3.450%, 09/15/21	306
136	3.600%, 09/01/20	143
375	4.375%, 09/01/42	354
769	5.150%, 09/01/43	819
1,000	5.400%, 06/01/41	1,094
540	5.650%, 05/01/17	612
250	5.750%, 03/15/18	288
425	5.750%, 05/01/40	489
250	6.700%, 08/01/28	305
250	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	315
	CSX Corp.,
191	4.100%, 03/15/44	173
300	4.250%, 06/01/21	321
575	5.500%, 04/15/41	639
145	6.250%, 04/01/15	154
205	7.375%, 02/01/19	253
500	7.900%, 05/01/17	593
	ERAC USA Finance LLC,
355	2.750%, 03/15/17 (e)	366
559	4.500%, 08/16/21 (e)	596
436	5.625%, 03/15/42 (e)	472
350	6.375%, 10/15/17 (e)	405
746	6.700%, 06/01/34 (e)	892

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	754
595	3.950%, 10/01/42	530
100	6.000%, 03/15/05	113
1,776	6.000%, 05/23/11 (††)	2,014
355	7.700%, 05/15/17	422
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	492
	Ryder System, Inc.,
484	2.500%, 03/01/17	497
434	3.600%, 03/01/16	456
	Union Pacific Corp.,
182	2.950%, 01/15/23	175
838	3.646%, 02/15/24	842
710	4.163%, 07/15/22	753
200	4.300%, 06/15/42	192
235	4.875%, 01/15/15	244

		17,773

	Total Industrials	43,080

	Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	199
500	3.625%, 03/04/24	504
878	5.500%, 02/22/16	963
350	5.500%, 01/15/40	396
755	5.900%, 02/15/39	889

		2,951

	Computers & Peripherals — 0.2%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,364
2,069	VAR, 0.488%, 05/03/18	2,069
300	Dell, Inc., 7.100%, 04/15/28	282
	EMC Corp.,
850	1.875%, 06/01/18	852
1,000	3.375%, 06/01/23	989
	Hewlett-Packard Co.,
282	4.300%, 06/01/21	295
472	4.375%, 09/15/21	492
201	4.650%, 12/09/21	213
670	4.750%, 06/02/14	677
849	6.000%, 09/15/41	911

		9,144

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	223
575	3.375%, 11/01/15	595
190	4.500%, 03/01/23	191
165	6.000%, 04/01/20	184
485	6.875%, 06/01/18	556
1,088	7.500%, 01/15/27	1,291

		3,040

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
300	2.600%, 07/15/22	282
271	4.000%, 07/15/42	237

		519

	IT Services — 0.2%
	International Business Machines Corp.,
409	1.250%, 02/06/17	413
3,267	1.625%, 05/15/20	3,120
2,600	5.700%, 09/14/17	2,993
690	6.220%, 08/01/27	846
1,075	7.625%, 10/15/18	1,345

		8,717

	Office Electronics — 0.1%
	Xerox Corp.,
196	2.950%, 03/15/17	205
270	4.500%, 05/15/21	285
610	5.625%, 12/15/19	697
550	6.750%, 02/01/17	631
100	8.250%, 05/15/14	102

		1,920

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
697	3.300%, 10/01/21	715
685	4.000%, 12/15/32	667
1,360	National Semiconductor Corp., 6.600%, 06/15/17	1,588
	Texas Instruments, Inc.,
750	1.375%, 05/15/14	751
365	1.650%, 08/03/19	358

		4,079

	Software — 0.2%
360	Intuit, Inc., 5.750%, 03/15/17	406
	Microsoft Corp.,
262	0.875%, 11/15/17	259

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
720	1.625%, 09/25/15	734
384	2.125%, 11/15/22	355
810	2.375%, 05/01/23	759
1,155	3.625%, 12/15/23	1,186
117	4.500%, 10/01/40	118
	Oracle Corp.,
1,000	3.625%, 07/15/23	1,014
500	5.000%, 07/08/19	571
1,412	5.250%, 01/15/16	1,534
728	5.750%, 04/15/18	845
465	6.500%, 04/15/38	590

		8,371

	Total Information Technology	38,741

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	517
385	4.125%, 11/15/21	405
203	4.250%, 11/15/20	217
200	5.250%, 11/15/41	208
370	7.375%, 11/01/29	479
158	8.550%, 05/15/19	204
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	649
350	4.900%, 01/15/41	366
1,630	6.000%, 07/15/18	1,904
	Ecolab, Inc.,
447	1.450%, 12/08/17	444
150	5.500%, 12/08/41	169
	Mosaic Co. (The),
280	3.750%, 11/15/21	283
1,416	4.250%, 11/15/23	1,436
79	4.875%, 11/15/41	75
861	5.450%, 11/15/33	916
347	5.625%, 11/15/43	368
85	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	90
	PPG Industries, Inc.,
114	5.500%, 11/15/40	128
700	6.650%, 03/15/18	819
355	9.000%, 05/01/21	461
662	Praxair, Inc., 4.625%, 03/30/15	692
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,210

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
850	7.750%, 10/01/96	977

		13,017

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	835
410	5.400%, 03/29/17	462
425	5.500%, 04/01/14	427
560	6.500%, 04/01/19	677
	Freeport-McMoRan Copper & Gold, Inc.,
1,329	2.150%, 03/01/17	1,349
688	3.100%, 03/15/20	680
400	3.875%, 03/15/23	387
299	5.450%, 03/15/43	295
283	Nucor Corp., 4.000%, 08/01/23	285
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	297
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	121
550	3.750%, 09/20/21	567
650	9.000%, 05/01/19	853
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	396

		7,631

	Total Materials	20,648

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
386	0.800%, 12/01/15	387
345	0.900%, 02/12/16	346
879	4.300%, 12/15/42	781
462	4.350%, 06/15/45	409
850	4.450%, 05/15/21	916
375	5.350%, 09/01/40	385
250	5.500%, 02/01/18	284
2,700	6.300%, 01/15/38	3,080
1,373	BellSouth Corp., 5.200%, 09/15/14	1,408
469	BellSouth Telecommunications LLC, 6.300%, 12/15/15	488
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	203
531	2.350%, 02/14/19	533
150	9.625%, 12/15/30	231
1,583	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	2,021

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
600	Centel Capital Corp., 9.000%, 10/15/19	724
	CenturyLink, Inc.,
1,380	Series S, 6.450%, 06/15/21	1,480
770	Series P, 7.600%, 09/15/39	726
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	345
1,150	4.875%, 07/08/14	1,167
232	4.875%, 03/06/42 (e)	231
400	6.000%, 07/08/19	472
325	8.654%, 06/15/30	469
2,600	GTE Corp., 6.840%, 04/15/18	3,056
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,832
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	266
	Orange S.A., (France),
560	2.750%, 09/14/16	582
1,305	8.750%, 03/01/31	1,868
741	Qwest Corp., 6.750%, 12/01/21	838
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	260
316	5.462%, 02/16/21	347
515	5.877%, 07/15/19	584
300	6.421%, 06/20/16	334
	Verizon Communications, Inc.,
418	2.500%, 09/15/16	434
1,762	4.500%, 09/15/20	1,909
650	5.500%, 04/01/17	729
443	5.550%, 02/15/16	483
100	5.850%, 09/15/35	112
1,795	6.400%, 09/15/33	2,134
175	6.400%, 02/15/38	205
1,250	7.350%, 04/01/39	1,621
1,475	7.750%, 12/01/30	1,944
500	Verizon New England, Inc., 7.875%, 11/15/29	603
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	791
1,444	8.350%, 12/15/30	1,815
500	8.750%, 08/15/31	648

		40,481

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	661
592	3.125%, 07/16/22	559

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	494
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,587
400	8.750%, 05/01/32	543
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	347
1,200	1.625%, 03/20/17	1,214
1,145	5.000%, 09/15/15	1,225

		6,630

	Total Telecommunication Services	47,111

	Utilities — 1.6%
	Electric Utilities — 1.1%
229	Alabama Power Co., 6.125%, 05/15/38	283
286	American Electric Power Co., Inc., 1.650%, 12/15/17	286
	Arizona Public Service Co.,
296	4.500%, 04/01/42	298
467	5.050%, 09/01/41	508
380	Baltimore Gas & Electric Co., 2.800%, 08/15/22	365
1,005	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,209
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	865
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	212
224	DTE Electric Co., 2.650%, 06/15/22	217
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	128
660	5.100%, 04/15/18	747
100	6.000%, 01/15/38	123
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	336
240	6.400%, 06/15/38	312
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,686
	Duke Energy Progress, Inc.,
525	2.800%, 05/15/22	516
273	4.100%, 05/15/42	264
125	4.100%, 03/15/43	121
310	5.300%, 01/15/19	357
	Electricite de France, (France),
770	2.150%, 01/22/19 (e)	771
1,300	6.000%, 01/22/14 (e) (†††)	1,349

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,041
	Florida Power & Light Co.,
420	5.950%, 10/01/33	513
335	5.950%, 02/01/38	415
210	Georgia Power Co., 5.950%, 02/01/39	251
229	Great Plains Energy, Inc., 4.850%, 06/01/21	246
	Hydro-Quebec, (Canada),
350	8.050%, 07/07/24	481
1,000	8.400%, 01/15/22	1,324
100	Indiana Michigan Power Co., 7.000%, 03/15/19	121
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	121
763	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	781
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	386
1,400	5.300%, 10/01/41	1,505
105	MidAmerican Energy Co., 5.300%, 03/15/18	119
	Nevada Power Co.,
55	5.375%, 09/15/40	63
305	5.450%, 05/15/41	354
720	6.500%, 08/01/18	858
100	Series N, 6.650%, 04/01/36	129
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	197
725	6.000%, 03/01/19	832
280	7.875%, 12/15/15	314
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	336
510	Northern States Power Co., 6.250%, 06/01/36	648
310	Ohio Power Co., 6.050%, 05/01/18	357
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,000
110	7.000%, 09/01/22	137
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	510
71	3.250%, 09/15/21	71
250	3.250%, 06/15/23	244
217	4.450%, 04/15/42	212
390	4.500%, 12/15/41	382
780	5.625%, 11/30/17	895
100	6.050%, 03/01/34	119
160	8.250%, 10/15/18	202

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	PacifiCorp,
180	5.500%, 01/15/19	208
150	5.650%, 07/15/18	174
	Peco Energy Co.,
350	2.375%, 09/15/22	331
175	5.350%, 03/01/18	199
1,070	Potomac Electric Power Co., 6.500%, 11/15/37	1,395
	Progress Energy, Inc.,
673	3.150%, 04/01/22	661
300	6.050%, 03/15/14	301
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	234
90	3.200%, 11/15/20	94
125	5.800%, 08/01/18	146
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,073
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	235
277	5.375%, 11/01/39	318
	Southern California Edison Co.,
318	Series C, 3.500%, 10/01/23	321
175	4.150%, 09/15/14	178
765	5.500%, 08/15/18	886
200	5.950%, 02/01/38	246
1,185	6.050%, 03/15/39	1,483
	Southern Co. (The),
363	1.950%, 09/01/16	372
270	4.150%, 05/15/14	272
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	738
312	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	305
	Virginia Electric and Power Co.,
64	3.450%, 02/15/24	64
1,395	5.400%, 04/30/18	1,596
625	5.950%, 09/15/17	723
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
450	6.000%, 04/01/14	452
265	6.250%, 12/01/15	291
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	161
92	4.800%, 09/15/41	96
200	6.500%, 07/01/36	253

		41,944

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
828	4.150%, 01/15/43	791
285	8.500%, 03/15/19	366
308	Boston Gas Co., 4.487%, 02/15/42 (e)	308
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	385

		1,850

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,043
235	5.750%, 10/01/41	242
165	PPL Energy Supply LLC, 4.600%, 12/15/21	165
	PSEG Power LLC,
442	4.300%, 11/15/23	452
772	5.125%, 04/15/20	855
202	Southern Power Co., 5.150%, 09/15/41	212

		2,969

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
563	3.500%, 09/15/21	576
208	4.400%, 06/01/43	202
1,445	5.875%, 03/15/41	1,722
1,243	6.375%, 07/15/16	1,392
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	709
	Consumers Energy Co.,
216	2.850%, 05/15/22	212
130	5.650%, 04/15/20	152
235	Delmarva Power & Light Co., 4.000%, 06/01/42	221
	Dominion Resources, Inc.,
920	Series F, 5.250%, 08/01/33	1,005
300	7.000%, 06/15/38	382
600	8.875%, 01/15/19	768
289	DTE Energy Co., 3.850%, 12/01/23	295
	NiSource Finance Corp.,
370	3.850%, 02/15/23	369
360	4.450%, 12/01/21	381
1,256	5.800%, 02/01/42	1,362
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	362
275	6.000%, 06/01/26	338
	Sempra Energy,
350	2.875%, 10/01/22	333

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
958	4.050%, 12/01/23	980
1,145	6.150%, 06/15/18	1,337
180	6.500%, 06/01/16	202
435	9.800%, 02/15/19	581

		13,881

	Total Utilities	60,644

	Total Corporate Bonds (Cost $676,960)	718,423

Foreign Government Securities — 1.2%
825	Brazilian Government International Bond, (Brazil), 4.250%, 01/07/25	793
	Israel Government AID Bond, (Israel),
20,000	Zero Coupon, 03/15/18	18,805
1,776	Zero Coupon, 02/15/22	1,412
1,500	Zero Coupon, 11/01/23	1,094
1,500	Zero Coupon, 11/01/24	1,041
1,000	5.500%, 09/18/33	1,210
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,354
700	2.700%, 06/16/15	721
2,220	2.950%, 02/05/15	2,275
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	500
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,130
640	Republic of South Africa, (South Africa), 5.875%, 09/16/25	685
	Republic of Turkey, (Turkey),
1,529	5.750%, 03/22/24	1,564
682	6.625%, 02/17/45	693
5,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,902
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,055
1,732	4.000%, 10/02/23	1,754
120	4.750%, 03/08/44	112
4,913	5.550%, 01/21/45	5,109

	Total Foreign Government Securities (Cost $46,780)	47,209

Mortgage Pass-Through Securities — 15.0%
	Federal Home Loan Mortgage Corp.,
33	ARM, 2.087%, 07/01/19	35
438	ARM, 2.119%, 10/01/36	464
121	ARM, 2.220%, 10/01/36	129

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

430		ARM, 2.290%, 11/01/36	457
37		ARM, 2.314%, 04/01/30	39
1,005		ARM, 2.317%, 03/01/37	1,085
361		ARM, 2.352%, 12/01/36	389
554		ARM, 2.355%, 12/01/33	588
658		ARM, 2.375%, 05/01/36 — 11/01/36	701
277		ARM, 2.419%, 02/01/36	294
953		ARM, 2.535%, 04/01/34	1,015
188		ARM, 2.541%, 02/01/37	200
424		ARM, 2.693%, 12/01/34	453
636		ARM, 2.789%, 10/01/36	679
569		ARM, 3.982%, 02/01/36	613
1,963		ARM, 4.002%, 07/01/40	2,088
390		ARM, 4.716%, 07/01/36	420
550		ARM, 5.049%, 01/01/35	586
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
—	(h)	4.000%, 05/01/19	—	(h)
122		4.500%, 08/01/18	130
331		5.000%, 12/01/18	354
2,857		5.500%, 06/01/17 — 01/01/24	3,108
49		6.000%, 04/01/18	52
410		6.500%, 08/01/16 — 02/01/19	431
10		7.000%, 04/01/17	10
—	(h)	7.500%, 10/01/14	—	(h)
1		8.500%, 11/01/15	1
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,837		3.500%, 01/01/32 — 03/01/32	2,940
108		6.000%, 12/01/22	120
320		6.500%, 11/01/22	359
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,481		3.500%, 04/01/43	4,538
1,268		4.000%, 09/01/35	1,331
5,929		4.500%, 05/01/41	6,363
5,297		5.000%, 09/01/34 — 08/01/40	5,801
2,103		5.500%, 10/01/33 — 07/01/35	2,333
371		6.000%, 12/01/33 — 01/01/34	420
2,026		6.500%, 11/01/34 — 11/01/36	2,270
580		7.000%, 07/01/32 — 10/01/36	654
732		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	841
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,984		3.000%, 03/01/33	2,977

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
24,744	3.500%, 10/01/32 — 06/01/43	25,160
10,080	4.000%, 01/01/32 — 01/01/43	10,505
481	5.500%, 10/01/33 — 01/01/34	521
729	6.000%, 02/01/33	797
90	7.000%, 07/01/29	101
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2	12.000%, 08/01/15 - 07/01/19	2
	Federal National Mortgage Association,
125	ARM, 1.688%, 09/01/34	129
1,013	ARM, 1.784%, 01/01/33	1,071
730	ARM, 1.788%, 07/01/33	791
10	ARM, 1.875%, 03/01/19	11
1,790	ARM, 1.899%, 01/01/35	1,880
488	ARM, 1.909%, 11/01/34	520
1,401	ARM, 1.910%, 09/01/35	1,471
610	ARM, 1.940%, 07/01/36	650
633	ARM, 2.120%, 01/01/35	672
686	ARM, 2.121%, 05/01/35	731
316	ARM, 2.137%, 01/01/36	335
1,017	ARM, 2.160%, 11/01/34	1,073
197	ARM, 2.170%, 07/01/34	209
802	ARM, 2.192%, 10/01/34	848
260	ARM, 2.200%, 02/01/35	273
323	ARM, 2.202%, 04/01/34	340
542	ARM, 2.204%, 10/01/34	574
1,053	ARM, 2.209%, 06/01/35	1,114
191	ARM, 2.217%, 09/01/35	203
6	ARM, 2.250%, 01/01/19	6
20	ARM, 2.262%, 04/01/34	22
354	ARM, 2.266%, 08/01/34	381
310	ARM, 2.274%, 09/01/34	328
986	ARM, 2.277%, 07/01/33 — 08/01/34	1,042
225	ARM, 2.299%, 01/01/34	238
779	ARM, 2.324%, 07/01/33	828
603	ARM, 2.335%, 05/01/34	641
1,844	ARM, 2.342%, 04/01/35	1,958
438	ARM, 2.355%, 04/01/35	467
187	ARM, 2.405%, 05/01/35	198
244	ARM, 2.440%, 01/01/38	255
234	ARM, 2.498%, 06/01/36	251
330	ARM, 2.505%, 10/01/34	352
487	ARM, 2.560%, 09/01/33	517
74	ARM, 2.699%, 09/01/27	79
644	ARM, 2.700%, 10/01/36	688
73	ARM, 2.875%, 01/01/36	77

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

194	ARM, 3.000%, 02/01/34	207
58	ARM, 3.723%, 03/01/29	61
5,986	3.050%, 04/01/22	6,081
1,915	3.500%, 01/01/43	1,920
2,000	3.760%, 11/01/23	2,097
	Federal National Mortgage Association, 15 Year, Single Family,
838	3.500%, 09/01/18 — 07/01/19	886
650	4.000%, 08/01/18 — 10/01/18	694
2,389	4.500%, 06/01/18 — 12/01/19	2,555
852	5.000%, 06/01/18 — 08/01/24	920
855	5.500%, 03/01/20 — 07/01/20	918
4,984	6.000%, 06/01/16 — 01/01/24	5,477
208	6.500%, 03/01/17 — 08/01/20	221
200	7.000%, 03/01/17 — 09/01/17	211
4	7.500%, 03/01/17	4
2	8.000%, 11/01/15	2
	Federal National Mortgage Association, 20 Year, Single Family,
1,642	3.500%, 08/01/32	1,706
125	4.500%, 04/01/24	134
1,167	6.500%, 05/01/22 — 04/01/25	1,307
	Federal National Mortgage Association, 30 Year, FHA/VA,
94	6.000%, 09/01/33	102
1,290	6.500%, 03/01/29 — 08/01/39	1,426
24	7.000%, 02/01/33	27
50	8.000%, 06/01/28	58
17	9.000%, 05/01/18 — 12/01/25	18
	Federal National Mortgage Association, 30 Year, Single Family,
404	4.500%, 11/01/33 — 02/01/35	436
1,475	5.000%, 07/01/33 — 09/01/35	1,630
2,012	5.500%, 09/01/31 — 03/01/34	2,233
2,655	6.000%, 12/01/28 — 09/01/37	2,987
1,221	6.500%, 11/01/29 — 08/01/31	1,377
1,065	7.000%, 01/01/24 — 01/01/39	1,184
494	7.500%, 08/01/36 — 11/01/37	557
622	8.000%, 03/01/27 — 11/01/28	738
1	9.000%, 04/01/26	1
13	9.500%, 07/01/28	15
1	12.500%, 01/01/16	1
	Federal National Mortgage Association, Other,
1,468	VAR, 0.528%, 01/01/23	1,469
5,933	VAR, 0.558%, 10/01/22 — 01/01/23	5,935
4,977	VAR, 0.628%, 11/01/23	4,983

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
4,000	VAR, 0.638%, 12/01/23	4,000
3,000	VAR, 0.658%, 11/01/23	3,015
962	VAR, 0.968%, 03/01/22	969
2,423	VAR, 6.070%, 11/01/18	2,632
2,000	1.690%, 12/01/19	1,943
3,450	1.792%, 05/01/20	3,359
3,954	1.808%, 06/01/20	3,844
2,000	1.940%, 07/01/19	2,020
1,500	2.066%, 12/01/20	1,444
12,000	2.077%, 06/01/20	11,915
4,569	2.097%, 08/01/19	4,565
5,436	2.190%, 09/01/21 — 12/01/22	5,168
2,000	2.211%, 04/01/19	2,028
1,475	2.221%, 04/01/19	1,487
4,010	2.283%, 12/01/22	3,817
5,360	2.390%, 12/01/22	5,170
5,435	2.418%, 12/01/22	5,217
1,972	2.428%, 05/01/23	1,886
3,375	2.449%, 11/01/22	3,255
3,000	2.459%, 12/01/22	2,892
3,500	2.480%, 12/01/22	3,378
5,670	2.490%, 10/01/17	5,901
2,966	2.500%, 06/01/23	2,845
4,000	2.531%, 11/01/22	3,840
2,936	2.542%, 02/01/23	2,845
1,482	2.593%, 06/01/23	1,432
6,983	2.604%, 10/01/22 — 05/01/23	6,720
3,000	2.670%, 07/01/22	2,933
6,840	2.690%, 10/01/17	7,150
3,392	2.703%, 04/01/23	3,328
4,988	2.809%, 07/01/23	4,930
3,244	2.841%, 03/01/22	3,205
1,565	2.862%, 05/01/22	1,562
3,778	2.970%, 11/01/18	3,952
7,364	3.000%, 02/01/22 — 01/01/43	7,318
1,457	3.038%, 05/01/22	1,468
7,052	3.070%, 01/01/22	7,183
4,500	3.079%, 07/01/22	4,541
2,000	3.120%, 01/01/22	2,043
2,756	3.160%, 02/01/22	2,820
1,848	3.224%, 05/01/22	1,882
9,799	3.230%, 11/01/20	10,206
1,476	3.255%, 12/01/21	1,516
2,223	3.260%, 01/01/22	2,290
1,990	3.290%, 10/01/20	2,081
3,925	3.306%, 02/01/22	4,016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

952	3.375%, 11/01/20	1,000
1,978	3.461%, 11/01/20	2,074
47,445	3.500%, 12/01/32 — 08/01/43	47,883
2,000	3.503%, 08/01/17	2,127
1,941	3.520%, 01/01/18	2,079
1,454	3.544%, 09/01/20	1,534
2,500	3.590%, 08/01/23	2,575
2,860	3.600%, 09/01/20	3,041
7,465	3.621%, 09/01/20	7,911
4,898	3.658%, 10/01/20	5,161
1,500	3.690%, 11/01/23	1,565
4,582	3.729%, 07/01/22	4,854
1,896	3.740%, 07/01/20	2,030
3,000	3.760%, 10/01/23	3,146
978	3.761%, 01/01/25	1,003
5,000	3.792%, 07/01/23	5,183
2,938	3.802%, 09/01/20	3,136
3,000	3.895%, 09/01/21	3,155
2,893	3.906%, 09/01/21	3,073
6,738	3.916%, 09/01/21	7,162
1,957	3.930%, 07/01/20	2,113
4,711	3.947%, 06/01/17	5,057
4,750	3.980%, 11/01/16	4,843
1,540	3.999%, 01/01/21	1,654
9,831	4.000%, 10/01/32 — 07/01/42	10,259
5,000	4.019%, 09/01/21	5,345
1,998	4.061%, 01/01/21	2,152
7,956	4.081%, 07/01/20 — 07/01/21	8,557
1,423	4.130%, 07/01/20	1,548
2,380	4.250%, 04/01/21	2,592
1,667	4.257%, 04/01/20	1,814
4,449	4.267%, 11/01/19 — 08/01/21	4,832
2,096	4.290%, 06/01/20	2,299
1,442	4.302%, 01/01/21	1,591
1,450	4.317%, 07/01/21	1,623
1,467	4.350%, 04/01/20	1,615
952	4.368%, 04/01/20	1,049
1,952	4.369%, 02/01/20	2,150
1,440	4.380%, 01/01/21	1,585
1,882	4.381%, 11/01/19	2,089
1,994	4.390%, 05/01/21	2,193
2,000	4.391%, 04/01/21	2,178
2,000	4.402%, 07/01/21	2,183
2,415	4.443%, 08/01/20 — 04/01/21	2,665
2,122	4.474%, 04/01/21	2,326
5,000	4.484%, 06/01/21	5,473

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
928	4.500%, 03/01/20	1,019
6,669	4.530%, 12/01/19	7,384
4,260	4.540%, 01/01/20	4,725
2,000	4.546%, 02/01/20	2,203
2,892	4.629%, 02/01/21	3,195
3,865	4.794%, 01/01/21	4,302
1,893	5.414%, 07/01/19	2,085
466	5.500%, 03/01/17 — 09/01/33	504
1,337	6.000%, 09/01/37 — 06/01/39	1,468
385	6.500%, 01/01/36 — 07/01/36	421
84	7.000%, 10/01/46	91
65	10.587%, 04/15/19	71
	Government National Mortgage Association II, 30 Year, Single Family,
335	4.500%, 08/20/33	368
3,794	6.000%, 09/20/38	4,301
66	7.500%, 02/20/28 — 09/20/28	78
107	8.000%, 12/20/25 — 09/20/28	127
32	8.500%, 05/20/25	37
	Government National Mortgage Association II, Other,
10,206	4.375%, 06/20/63	10,996
10,494	4.433%, 05/20/63	11,439
3,053	4.462%, 05/20/63	3,320
2,063	4.479%, 04/20/63	2,230
	Government National Mortgage Association, 15 Year, Single Family,
58	6.500%, 06/15/17	61
38	8.000%, 01/15/16	39
	Government National Mortgage Association, 30 Year, Single Family,
331	6.500%, 03/15/28 — 04/15/33	374
214	7.000%, 02/15/33 — 06/15/33	253
72	7.500%, 11/15/22 — 11/15/31	78
17	8.000%, 09/15/22 — 08/15/28	18
3	9.000%, 12/15/16	3
691	9.500%, 10/15/24	782

	Total Mortgage Pass-Through Securities (Cost $573,984)	579,615

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	536
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	471

		1,007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	158

	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	418
1,825	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	2,095
2,500	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	2,322

		4,835

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,715
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,495

		3,210

	Total Municipal Bonds (Cost $8,736)	9,210

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,902
641	Corp. Andina de Fomento, 3.750%, 01/15/16	670

	Total Supranational (Cost $4,508)	4,572

U.S. Government Agency Securities — 2.3%
646	Federal Farm Credit Bank, 5.125%, 11/15/18	745
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	1,855
6,000	Federal National Mortgage Association, Zero Coupon, 06/01/17	5,772
	Financing Corp. Fico,
4,500	Zero Coupon, 05/11/18	4,203
2,000	Zero Coupon, 04/05/19	1,812
1,240	Zero Coupon, 09/26/19	1,095
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,929
5,000	Zero Coupon, 04/01/16	4,869
13,319	Zero Coupon, 10/01/19	11,463
	Residual Funding Corp. STRIPS,
7,300	Zero Coupon, 10/15/19	6,537
30,450	Zero Coupon, 07/15/20	26,399
12,930	Zero Coupon, 10/15/20	11,093
	Tennessee Valley Authority,
304	4.625%, 09/15/60	293
3,500	5.250%, 09/15/39	3,951
1,115	5.880%, 04/01/36	1,362

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Tennessee Valley Authority STRIPS,
2,000	Zero Coupon, 05/01/19	1,773
5,000	Zero Coupon, 11/01/25	3,197
800	Zero Coupon, 06/15/35	304

	Total U.S. Government Agency Securities (Cost $91,348)	90,652

U.S. Treasury Obligations — 26.4%
	U.S. Treasury Bonds,
3,100	4.375%, 02/15/38	3,564
7,575	4.500%, 02/15/36	8,875
1,200	4.500%, 05/15/38	1,405
300	4.500%, 08/15/39	352
1,500	4.750%, 02/15/37	1,819
15,115	5.000%, 05/15/37 (m)	18,946
850	5.250%, 02/15/29	1,065
1,250	5.375%, 02/15/31	1,601
750	6.125%, 11/15/27	1,013
300	6.125%, 08/15/29	410
2,296	6.250%, 08/15/23	3,020
900	6.250%, 05/15/30	1,252
400	6.625%, 02/15/27	559
4,690	7.500%, 11/15/16	5,557
1,881	7.875%, 02/15/21	2,594
864	8.125%, 05/15/21	1,213
1,825	8.500%, 02/15/20	2,522
1,500	8.750%, 05/15/20	2,110
6,675	8.750%, 08/15/20	9,460
22,765	8.875%, 08/15/17	28,928
	U.S. Treasury Coupon STRIPS,
19,751	1.527%, 08/15/16 (n)	19,491
17,000	1.835%, 05/15/21 (n)	14,424
8,400	1.867%, 05/15/18 (n)	7,955
2,000	2.034%, 02/15/18 (n)	1,907
2,435	2.062%, 02/15/20 (n)	2,174
20,115	2.264%, 02/15/21 (n)	17,239
13,428	2.534%, 02/15/22 (n)	11,023
15,025	2.713%, 11/15/21 (m) (n)	12,477
2,500	2.890%, 05/15/23 (n)	1,945
37,935	2.975%, 08/15/20 (m) (n)	33,198
1,592	3.052%, 08/15/26 (n)	1,069
17,577	3.057%, 05/15/19 (n)	16,112
800	3.063%, 05/15/35 (n)	366
1,550	3.149%, 02/15/32 (n)	813
1,000	3.192%, 02/15/25 (n)	720
6,100	3.207%, 08/15/21 (n)	5,119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

28,150	3.279%, 11/15/26 (m) (n)	18,680
5,600	3.279%, 05/15/28 (n)	3,472
1,650	3.367%, 08/15/34 (n)	779
48,814	3.390%, 05/15/20 (m) (n)	43,160
3,000	3.471%, 05/15/31 (n)	1,625
8,300	3.476%, 11/15/27 (n)	5,262
28,300	3.572%, 02/15/27 (n)	18,557
1,600	3.672%, 08/15/29 (n)	936
5,650	3.677%, 11/15/31 (n)	2,995
21,411	3.719%, 08/15/17 (n)	20,702
6,950	3.749%, 05/15/32 (n)	3,606
3,925	3.790%, 02/15/29 (n)	2,348
22,360	3.803%, 08/15/19 (n)	20,322
18,741	3.835%, 08/15/18 (n)	17,595
6,100	3.853%, 02/15/31 (n)	3,337
4,500	3.953%, 08/15/31 (n)	2,411
14,487	3.968%, 02/15/23 (n)	11,388
6,140	3.988%, 11/15/32 (n)	3,118
2,500	4.010%, 02/15/33 (n)	1,256
6,400	4.032%, 05/15/30 (n)	3,628
20,629	4.214%, 02/15/17 (n)	20,172
600	4.225%, 08/15/24 (n)	442
1,000	4.264%, 02/15/26 (n)	687
11,150	4.265%, 05/15/33 (n)	5,544
2,800	4.304%, 05/15/34 (n)	1,334
350	4.307%, 08/15/32 (n)	179
4,750	4.426%, 11/15/33 (n)	2,313
1,650	4.471%, 11/15/29 (n)	955
100	4.627%, 08/15/35 (n)	45
6,675	4.649%, 08/15/27 (n)	4,280
8,860	4.649%, 02/15/28 (n)	5,554
1,200	4.809%, 02/15/35 (n)	554
5,000	4.810%, 02/15/34 (n)	2,409
3,050	4.974%, 08/15/33 (n)	1,499
22,564	5.006%, 11/15/17 (n)	21,677
22,100	5.047%, 02/15/30 (n)	12,653
15,857	5.049%, 11/15/16 (n)	15,596
7,425	5.056%, 11/15/30 (n)	4,111
8,200	5.244%, 08/15/30 (n)	4,591
1,500	5.427%, 05/15/26 (n)	1,019
3,550	5.453%, 05/15/27 (n)	2,303
2,500	5.459%, 11/15/28 (n)	1,515
200	5.555%, 05/15/24 (n)	149
1,400	5.649%, 11/15/24 (n)	1,020
3,000	5.667%, 08/15/28 (n)	1,839
17,230	5.742%, 02/15/15 (m) (n)	17,204

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
28,397	6.128%, 11/15/15 (n)	28,271
5,665	6.205%, 08/15/14 (m) (n)	5,662
51,751	6.227%, 02/15/16 (n)	51,415
3,595	6.291%, 05/15/15 (n)	3,586
2,049	6.327%, 08/15/15 (n)	2,043
19,538	6.749%, 11/15/14 (m) (n)	19,521
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	399
799	3.625%, 04/15/28 (m)	1,579
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,102
1,000	1.125%, 01/15/21	1,147
1,000	1.250%, 04/15/14	1,106
630	1.375%, 07/15/18	748
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,900
3,560	0.875%, 01/31/18	3,528
4,510	1.000%, 11/30/19	4,314
11,635	1.375%, 11/30/18	11,606
7,400	1.500%, 08/31/18	7,449
31,000	1.750%, 10/31/18 (m)	31,489
2,000	1.875%, 04/30/14	2,006
10,000	2.000%, 02/15/22	9,750
12,245	2.125%, 12/31/15	12,654
7,000	2.125%, 08/31/20	7,053
36,000	2.125%, 08/15/21	35,741
10,000	2.250%, 07/31/18	10,407
21,972	2.625%, 12/31/14	22,425
1,000	2.625%, 02/29/16	1,045
4,575	2.625%, 04/30/16	4,794
9,300	2.625%, 01/31/18	9,839
700	2.625%, 08/15/20	727
2,300	2.625%, 11/15/20	2,384
16,985	2.750%, 05/31/17	18,027
6,000	2.750%, 12/31/17	6,377
8,000	3.125%, 10/31/16	8,537
6,015	3.125%, 04/30/17	6,453
11,638	3.125%, 05/15/19	12,535
8,900	3.125%, 05/15/21	9,474
15,700	3.250%, 12/31/16	16,848
12,300	3.250%, 03/31/17	13,237
2,600	3.500%, 02/15/18	2,838
450	3.500%, 05/15/20	493
9,500	3.625%, 02/15/21	10,446
5,000	3.750%, 11/15/18	5,532
10,000	4.000%, 02/15/15	10,368

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,725	4.500%, 11/15/15	3,993
10,375	4.750%, 08/15/17	11,725
	U.S. Treasury Principal STRIPS,
16,180	Zero Coupon, 02/15/15	16,156
5,445	Zero Coupon, 11/15/15	5,421
1,000	Zero Coupon, 05/15/16	991
250	Zero Coupon, 05/15/20	221

	Total U.S. Treasury Obligations (Cost $977,022)	1,018,480

Loan Assignments — 0.4%
	Financials — 0.4%
	Real Estate Management & Development — 0.4%
1,594	FiveTen Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.250%, 04/14/14 (i) ^	1,588
	Invitation Homes, Revolving Loan,
5,862	VAR, 3.750%, 03/15/15 (i)	5,832
	Progress Residential LP, Revolving Loan,
3,682	VAR, 4.000%, 09/04/15 (i)	3,664
2,661	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	2,648

	Total Loan Assignments (Cost $13,799)	13,732

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
44,100	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $44,100)	44,100

	Total Investments — 99.9% (Cost $3,712,685)	3,861,611

	Other Assets in Excess of Liabilities — 0.1%	3,523

	NET ASSETS — 100.0%	$3,865,134

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 99.1%
	Consumer Discretionary — 12.4%
	Auto Components — 0.4%
5	BorgWarner, Inc.	306
6	Delphi Automotive plc, (United Kingdom)	407
5	Goodyear Tire & Rubber Co. (The)	145
15	Johnson Controls, Inc.	739

		1,597

	Automobiles — 0.7%
86	Ford Motor Co.	1,327
28	General Motors Co. (a)	1,031
5	Harley-Davidson, Inc.	319

		2,677

	Distributors — 0.1%
3	Genuine Parts Co.	297

	Diversified Consumer Services — 0.1%
6	H&R Block, Inc.	189

	Hotels, Restaurants & Leisure — 1.7%
10	Carnival Corp.	380
1	Chipotle Mexican Grill, Inc. (a)	382
3	Darden Restaurants, Inc.	146
5	International Game Technology	82
5	Marriott International, Inc., Class A	266
22	McDonald’s Corp.	2,069
16	Starbucks Corp.	1,168
4	Starwood Hotels & Resorts Worldwide, Inc.	345
3	Wyndham Worldwide Corp.	207
2	Wynn Resorts Ltd.	428
10	Yum! Brands, Inc.	721

		6,194

	Household Durables — 0.4%
6	D.R. Horton, Inc.	152
3	Garmin Ltd., (Switzerland)	144
1	Harman International Industries, Inc.	155
3	Leggett & Platt, Inc.	99
4	Lennar Corp., Class A	160
1	Mohawk Industries, Inc. (a)	189
6	Newell Rubbermaid, Inc.	202
8	PulteGroup, Inc.	158
2	Whirlpool Corp.	248

		1,507

	Internet & Catalog Retail — 1.5%
8	Amazon.com, Inc. (a)	2,934
2	Expedia, Inc.	177
1	Netflix, Inc. (a)	577

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Catalog Retail — Continued
1		priceline.com, Inc. (a)	1,516
2		TripAdvisor, Inc. (a)	242

			5,446

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	139
7		Mattel, Inc.	276

			415

		Media — 3.7%
5		Cablevision Systems Corp., Class A	82
12		CBS Corp. (Non-Voting), Class B	818
57		Comcast Corp., Class A	2,944
11		DIRECTV (a)	829
5		Discovery Communications, Inc., Class A (a)	411
5		Gannett Co., Inc.	148
—	(h)	Graham Holdings Co., Class B	68
9		Interpublic Group of Cos., Inc. (The)	161
11		News Corp., Class A (a)	199
6		Omnicom Group, Inc.	426
2		Scripps Networks Interactive, Inc., Class A	194
6		Time Warner Cable, Inc.	865
20		Time Warner, Inc.	1,327
43		Twenty-First Century Fox, Inc., Class A	1,438
9		Viacom, Inc., Class B	778
36		Walt Disney Co. (The)	2,886

			13,574

		Multiline Retail — 0.7%
6		Dollar General Corp. (a)	386
5		Dollar Tree, Inc. (a)	249
2		Family Dollar Stores, Inc.	138
4		Kohl’s Corp.	247
8		Macy’s, Inc.	466
3		Nordstrom, Inc.	192
14		Target Corp.	864

			2,542

		Specialty Retail — 2.2%
1		AutoNation, Inc. (a)	74
1		AutoZone, Inc. (a)	401
5		Bed Bath & Beyond, Inc. (a)	318
6		Best Buy Co., Inc.	159
5		CarMax, Inc. (a)	237
3		GameStop Corp., Class A	95
6		Gap, Inc. (The)	253
31		Home Depot, Inc. (The)	2,524
5		L Brands, Inc.	300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Specialty Retail — Continued
23	Lowe’s Cos., Inc.	1,144
2	O’Reilly Automotive, Inc. (a)	354
2	PetSmart, Inc.	152
5	Ross Stores, Inc.	345
14	Staples, Inc.	196
2	Tiffany & Co.	225
16	TJX Cos., Inc. (The)	955
3	Tractor Supply Co.	215
2	Urban Outfitters, Inc. (a)	89

		8,036

	Textiles, Apparel & Luxury Goods — 0.8%
6	Coach, Inc.	299
1	Fossil Group, Inc. (a)	123
4	Michael Kors Holdings Ltd., (Hong Kong) (a)	384
16	NIKE, Inc., Class B	1,279
2	PVH Corp.	226
1	Ralph Lauren Corp.	210
8	V.F. Corp.	451

		2,972

	Total Consumer Discretionary	45,446

	Consumer Staples — 9.4%
	Beverages — 2.1%
4	Beam, Inc.	296
4	Brown-Forman Corp., Class B	297
83	Coca-Cola Co. (The)	3,170
5	Coca-Cola Enterprises, Inc.	248
4	Constellation Brands, Inc., Class A (a)	295
4	Dr. Pepper Snapple Group, Inc.	229
3	Molson Coors Brewing Co., Class B	196
3	Monster Beverage Corp. (a)	220
34	PepsiCo, Inc.	2,683

		7,634

	Food & Staples Retailing — 2.3%
10	Costco Wholesale Corp.	1,115
26	CVS Caremark Corp.	1,902
11	Kroger Co. (The)	477
5	Safeway, Inc.	202
13	Sysco Corp.	458
19	Walgreen Co.	1,293
35	Wal-Mart Stores, Inc.	2,641
8	Whole Foods Market, Inc.	440

		8,528

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.5%
14	Archer-Daniels-Midland Co.	584
4	Campbell Soup Co.	170
9	ConAgra Foods, Inc.	262
14	General Mills, Inc.	693
3	Hershey Co. (The)	346
3	Hormel Foods Corp.	139
2	JM Smucker Co. (The)	230
6	Kellogg Co.	341
13	Kraft Foods Group, Inc.	720
3	McCormick & Co., Inc. (Non-Voting)	192
4	Mead Johnson Nutrition Co.	360
38	Mondelez International, Inc., Class A	1,304
6	Tyson Foods, Inc., Class A	234

		5,575

	Household Products — 1.9%
3	Clorox Co. (The)	246
19	Colgate-Palmolive Co.	1,207
8	Kimberly-Clark Corp.	920
59	Procter & Gamble Co. (The)	4,672

		7,045

	Personal Products — 0.2%
9	Avon Products, Inc.	147
6	Estee Lauder Cos., Inc. (The), Class A	385

		532

	Tobacco — 1.4%
44	Altria Group, Inc.	1,585
8	Lorillard, Inc.	395
35	Philip Morris International, Inc.	2,832
7	Reynolds American, Inc.	348

		5,160

	Total Consumer Staples	34,474

	Energy — 9.9%
	Energy Equipment & Services — 1.9%
10	Baker Hughes, Inc.	613
5	Cameron International Corp. (a)	333
2	Diamond Offshore Drilling, Inc.	72
5	Ensco plc, (United Kingdom), Class A	269
5	FMC Technologies, Inc. (a)	260
19	Halliburton Co.	1,056
2	Helmerich & Payne, Inc.	231
6	Nabors Industries Ltd., (Bermuda)	131
9	National Oilwell Varco, Inc.	721
6	Noble Corp. plc, (United Kingdom)	172

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Energy Equipment & Services — Continued
3	Rowan Cos. plc, Class A (a)	90
29	Schlumberger Ltd.	2,676
7	Transocean Ltd., (Switzerland)	314

		6,938

	Oil, Gas & Consumable Fuels — 8.0%
11	Anadarko Petroleum Corp.	925
9	Apache Corp.	692
9	Cabot Oil & Gas Corp.	322
11	Chesapeake Energy Corp.	286
42	Chevron Corp.	4,847
27	ConocoPhillips	1,780
5	CONSOL Energy, Inc.	201
8	Denbury Resources, Inc.	131
8	Devon Energy Corp.	537
6	EOG Resources, Inc.	1,130
3	EQT Corp.	337
95	Exxon Mobil Corp.	9,190
6	Hess Corp.	497
15	Kinder Morgan, Inc.	469
15	Marathon Oil Corp.	510
7	Marathon Petroleum Corp.	553
4	Murphy Oil Corp.	228
3	Newfield Exploration Co. (a)	84
8	Noble Energy, Inc.	540
18	Occidental Petroleum Corp.	1,700
6	Peabody Energy Corp.	103
13	Phillips 66	981
3	Pioneer Natural Resources Co.	627
4	QEP Resources, Inc.	113
4	Range Resources Corp.	307
8	Southwestern Energy Co. (a)	317
15	Spectra Energy Corp.	546
3	Tesoro Corp.	148
12	Valero Energy Corp.	566
15	Williams Cos., Inc. (The)	617
4	WPX Energy, Inc. (a)	77

		29,361

	Total Energy	36,299

	Financials — 15.7%
	Capital Markets — 2.1%
4	Ameriprise Financial, Inc.	463
25	Bank of New York Mellon Corp. (The)	803
3	BlackRock, Inc.	846
25	Charles Schwab Corp. (The)	672

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
6	E*TRADE Financial Corp. (a)	141
9	Franklin Resources, Inc.	470
9	Goldman Sachs Group, Inc. (The)	1,533
10	Invesco Ltd.	332
2	Legg Mason, Inc.	107
30	Morgan Stanley	933
5	Northern Trust Corp.	304
10	State Street Corp.	630
6	T. Rowe Price Group, Inc.	463

		7,697

	Commercial Banks — 2.8%
15	BB&T Corp.	582
4	Comerica, Inc.	193
19	Fifth Third Bancorp	418
18	Huntington Bancshares, Inc.	173
20	KeyCorp	258
3	M&T Bank Corp.	332
12	PNC Financial Services Group, Inc. (The)	951
30	Regions Financial Corp.	320
12	SunTrust Banks, Inc.	441
40	U.S. Bancorp	1,642
105	Wells Fargo & Co.	4,862
4	Zions Bancorp	126

		10,298

	Consumer Finance — 1.0%
20	American Express Co.	1,838
13	Capital One Financial Corp.	925
10	Discover Financial Services	601
10	SLM Corp.	228

		3,592

	Diversified Financial Services — 3.8%
233	Bank of America Corp.	3,853
66	Citigroup, Inc.	3,223
7	CME Group, Inc.	509
3	IntercontinentalExchange Group, Inc.	525
82	JPMorgan Chase & Co. (b) (q)	4,667
7	Leucadia National Corp.	191
6	McGraw Hill Financial, Inc.	471
4	Moody’s Corp.	327
3	NASDAQ OMX Group, Inc. (The)	97

		13,863

	Insurance — 4.1%
7	ACE Ltd., (Switzerland)	727
10	Aflac, Inc.	653

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Insurance — Continued
10	Allstate Corp. (The)	539
32	American International Group, Inc.	1,601
7	Aon plc, (United Kingdom)	563
2	Assurant, Inc.	104
39	Berkshire Hathaway, Inc., Class B (a)	4,554
6	Chubb Corp. (The)	481
3	Cincinnati Financial Corp.	151
11	Genworth Financial, Inc., Class A (a)	168
10	Hartford Financial Services Group, Inc. (The)	344
6	Lincoln National Corp.	287
7	Loews Corp.	291
12	Marsh & McLennan Cos., Inc.	578
24	MetLife, Inc.	1,241
6	Principal Financial Group, Inc.	271
12	Progressive Corp. (The)	296
10	Prudential Financial, Inc.	856
2	Torchmark Corp.	153
8	Travelers Cos., Inc. (The)	667
6	Unum Group	199
6	XL Group plc, (Ireland)	188

		14,912

	Real Estate Investment Trusts (REITs) — 1.9%
9	American Tower Corp.	703
3	Apartment Investment & Management Co., Class A	95
3	AvalonBay Communities, Inc.	343
3	Boston Properties, Inc.	376
7	Equity Residential	428
12	General Growth Properties, Inc.	259
10	HCP, Inc.	386
6	Health Care REIT, Inc.	370
17	Host Hotels & Resorts, Inc.	325
9	Kimco Realty Corp.	199
3	Macerich Co. (The)	185
4	Plum Creek Timber Co., Inc.	167
11	Prologis, Inc.	449
3	Public Storage	534
7	Simon Property Group, Inc.	1,094
6	Ventas, Inc.	401
4	Vornado Realty Trust	366
13	Weyerhaeuser Co.	376

		7,056

	Real Estate Management & Development — 0.0% (g)
6	CBRE Group, Inc., Class A (a)	170

SHARES	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — 0.0% (g)
10	Hudson City Bancorp, Inc.	99
7	People’s United Financial, Inc.	98

		197

	Total Financials	57,785

	Health Care — 13.5%
	Biotechnology — 2.6%
4	Alexion Pharmaceuticals, Inc. (a)	758
16	Amgen, Inc.	2,044
5	Biogen Idec, Inc. (a)	1,759
9	Celgene Corp. (a)	1,447
34	Gilead Sciences, Inc. (a)	2,774
2	Regeneron Pharmaceuticals, Inc. (a)	570
5	Vertex Pharmaceuticals, Inc. (a)	416

		9,768

	Health Care Equipment & Supplies — 2.1%
34	Abbott Laboratories	1,344
12	Baxter International, Inc.	824
4	Becton, Dickinson & Co.	489
29	Boston Scientific Corp. (a)	382
2	C.R. Bard, Inc.	245
5	CareFusion Corp. (a)	187
10	Covidien plc, (Ireland)	723
3	DENTSPLY International, Inc.	141
2	Edwards Lifesciences Corp. (a)	167
1	Intuitive Surgical, Inc. (a)	370
22	Medtronic, Inc.	1,293
6	St. Jude Medical, Inc.	429
6	Stryker Corp.	518
2	Varian Medical Systems, Inc. (a)	194
4	Zimmer Holdings, Inc.	351

		7,657

	Health Care Providers & Services — 2.1%
8	Aetna, Inc.	584
5	AmerisourceBergen Corp.	341
7	Cardinal Health, Inc.	534
6	Cigna Corp.	481
4	DaVita HealthCare Partners, Inc. (a)	265
18	Express Scripts Holding Co. (a)	1,326
3	Humana, Inc.	383
2	Laboratory Corp. of America Holdings (a)	179
5	McKesson Corp.	889
2	Patterson Cos., Inc.	75
3	Quest Diagnostics, Inc.	168
2	Tenet Healthcare Corp. (a)	95

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Health Care Providers & Services — Continued
22	UnitedHealth Group, Inc.	1,700
6	WellPoint, Inc.	585

		7,605

	Health Care Technology — 0.1%
6	Cerner Corp. (a)	396

	Life Sciences Tools & Services — 0.5%
7	Agilent Technologies, Inc.	412
2	PerkinElmer, Inc.	111
9	Thermo Fisher Scientific, Inc.	1,079
2	Waters Corp. (a)	207

		1,809

	Pharmaceuticals — 6.1%
35	AbbVie, Inc.	1,770
4	Actavis plc (a)	840
6	Allergan, Inc.	825
36	Bristol-Myers Squibb Co.	1,935
22	Eli Lilly & Co.	1,291
5	Forest Laboratories, Inc. (a)	505
4	Hospira, Inc. (a)	157
62	Johnson & Johnson	5,680
64	Merck & Co., Inc.	3,668
8	Mylan, Inc. (a)	465
3	Perrigo Co. plc, (Ireland)	478
142	Pfizer, Inc.	4,547
11	Zoetis, Inc.	339

		22,500

	Total Health Care	49,735

	Industrials — 10.6%
	Aerospace & Defense — 2.8%
15	Boeing Co. (The)	1,948
7	General Dynamics Corp.	801
17	Honeywell International, Inc.	1,619
2	L-3 Communications Holdings, Inc.	224
6	Lockheed Martin Corp.	954
5	Northrop Grumman Corp.	587
3	Precision Castparts Corp.	818
7	Raytheon Co.	683
3	Rockwell Collins, Inc.	244
6	Textron, Inc.	244
18	United Technologies Corp.	2,159

		10,281

	Air Freight & Logistics — 0.7%
3	C.H. Robinson Worldwide, Inc.	172

SHARES	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — Continued
4	Expeditors International of Washington, Inc.	177
7	FedEx Corp.	867
16	United Parcel Service, Inc., Class B	1,496

		2,712

	Airlines — 0.2%
19	Delta Air Lines, Inc.	621
15	Southwest Airlines Co.	342

		963

	Building Products — 0.1%
2	Allegion plc, (Ireland) (a)	106
8	Masco Corp.	182

		288

	Commercial Services & Supplies — 0.5%
4	ADT Corp. (The)	134
2	Cintas Corp.	134
4	Iron Mountain, Inc.	101
4	Pitney Bowes, Inc.	112
6	Republic Services, Inc.	201
2	Stericycle, Inc. (a)	214
10	Tyco International Ltd., (Switzerland)	429
10	Waste Management, Inc.	396

		1,721

	Construction & Engineering — 0.2%
4	Fluor Corp.	277
3	Jacobs Engineering Group, Inc. (a)	175
5	Quanta Services, Inc. (a)	166

		618

	Electrical Equipment — 0.7%
5	AMETEK, Inc.	285
10	Eaton Corp. plc, (Ireland)	775
15	Emerson Electric Co.	1,004
3	Rockwell Automation, Inc.	372
2	Roper Industries, Inc.	294

		2,730

	Industrial Conglomerates — 2.3%
14	3M Co.	1,883
13	Danaher Corp.	1,002
221	General Electric Co.	5,631

		8,516

	Machinery — 1.8%
14	Caterpillar, Inc.	1,348
4	Cummins, Inc.	556

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Machinery — Continued
8	Deere & Co.	719
4	Dover Corp.	351
3	Flowserve Corp.	247
9	Illinois Tool Works, Inc.	736
6	Ingersoll-Rand plc, (Ireland)	358
2	Joy Global, Inc.	128
8	PACCAR, Inc.	509
2	Pall Corp.	208
3	Parker Hannifin Corp.	393
4	Pentair Ltd., (Switzerland)	352
1	Snap-on, Inc.	143
3	Stanley Black & Decker, Inc.	282
4	Xylem, Inc.	159

		6,489

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	83
3	Equifax, Inc.	186
6	Nielsen Holdings N.V.	262
3	Robert Half International, Inc.	124

		655

	Road & Rail — 0.9%
22	CSX Corp.	614
2	Kansas City Southern	226
7	Norfolk Southern Corp.	620
1	Ryder System, Inc.	87
10	Union Pacific Corp.	1,815

		3,362

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	282
1	W.W. Grainger, Inc.	344

		626

	Total Industrials	38,961

	Information Technology — 18.6%
	Communications Equipment — 1.7%
117	Cisco Systems, Inc.	2,547
2	F5 Networks, Inc. (a)	191
2	Harris Corp.	172
11	Juniper Networks, Inc. (a)	295
5	Motorola Solutions, Inc.	333
37	QUALCOMM, Inc.	2,780

		6,318

	Computers & Peripherals — 3.9%
20	Apple, Inc.	10,346

SHARES	SECURITY DESCRIPTION	VALUE($)

	Computers & Peripherals — Continued
45	EMC Corp.	1,186
42	Hewlett-Packard Co.	1,255
7	NetApp, Inc.	301
5	SanDisk Corp.	367
7	Seagate Technology plc, (Ireland)	372
5	Western Digital Corp.	400

		14,227

	Electronic Equipment, Instruments & Components — 0.4%
3	Amphenol Corp., Class A	304
32	Corning, Inc.	609
3	FLIR Systems, Inc.	106
4	Jabil Circuit, Inc.	75
9	TE Connectivity Ltd., (Switzerland)	525

		1,619

	Internet Software & Services — 3.4%
4	Akamai Technologies, Inc. (a)	239
25	eBay, Inc. (a)	1,496
36	Facebook, Inc., Class A (a)	2,461
6	Google, Inc., Class A (a)	7,455
3	VeriSign, Inc. (a)	155
21	Yahoo!, Inc. (a)	797

		12,603

	IT Services — 3.6%
14	Accenture plc, (Ireland), Class A	1,158
1	Alliance Data Systems Corp. (a)	304
11	Automatic Data Processing, Inc.	818
7	Cognizant Technology Solutions Corp., Class A (a)	688
3	Computer Sciences Corp.	203
6	Fidelity National Information Services, Inc.	354
6	Fiserv, Inc. (a)	327
22	International Business Machines Corp.	4,130
23	MasterCard, Inc., Class A	1,758
7	Paychex, Inc.	297
4	Teradata Corp. (a)	164
4	Total System Services, Inc.	111
11	Visa, Inc., Class A	2,514
12	Western Union Co. (The)	202

		13,028

	Office Electronics — 0.1%
25	Xerox Corp.	278

	Semiconductors & Semiconductor Equipment — 2.0%
7	Altera Corp.	255
7	Analog Devices, Inc.	345

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
26	Applied Materials, Inc.	499
12	Broadcom Corp., Class A	350
2	First Solar, Inc. (a)	88
109	Intel Corp.	2,690
4	KLA-Tencor Corp.	237
4	Lam Research Corp. (a)	184
5	Linear Technology Corp.	240
12	LSI Corp.	132
4	Microchip Technology, Inc.	198
23	Micron Technology, Inc. (a)	556
13	NVIDIA Corp.	232
24	Texas Instruments, Inc.	1,075
6	Xilinx, Inc.	306

		7,387

	Software — 3.5%
10	Adobe Systems, Inc. (a)	697
5	Autodesk, Inc. (a)	259
7	CA, Inc.	238
4	Citrix Systems, Inc. (a)	245
7	Electronic Arts, Inc. (a)	193
6	Intuit, Inc.	486
166	Microsoft Corp.	6,359
77	Oracle Corp.	2,999
4	Red Hat, Inc. (a)	244
12	Salesforce.com, Inc. (a)	756
15	Symantec Corp.	327

		12,803

	Total Information Technology	68,263

	Materials — 3.5%
	Chemicals — 2.6%
5	Air Products & Chemicals, Inc.	560
1	Airgas, Inc.	156
1	CF Industries Holdings, Inc.	314
27	Dow Chemical Co. (The)	1,291
20	E.I. du Pont de Nemours & Co.	1,348
3	Eastman Chemical Co.	294
6	Ecolab, Inc.	639
3	FMC Corp.	225
2	International Flavors & Fragrances, Inc.	167
10	LyondellBasell Industries N.V., Class A	841
11	Monsanto Co.	1,264
7	Mosaic Co. (The)	364
3	PPG Industries, Inc.	614
6	Praxair, Inc.	839

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
2	Sherwin-Williams Co. (The)	377
3	Sigma-Aldrich Corp.	247

		9,540

	Construction Materials — 0.1%
3	Vulcan Materials Co.	193

	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	105
3	Ball Corp.	176
2	Bemis Co., Inc.	88
4	MeadWestvaco Corp.	146
4	Owens-Illinois, Inc. (a)	122
4	Sealed Air Corp.	146

		783

	Metals & Mining — 0.5%
23	Alcoa, Inc.	274
2	Allegheny Technologies, Inc.	75
3	Cliffs Natural Resources, Inc.	67
23	Freeport-McMoRan Copper & Gold, Inc.	740
11	Newmont Mining Corp.	253
7	Nucor Corp.	349
3	United States Steel Corp.	77

		1,835

	Paper & Forest Products — 0.1%
10	International Paper Co.	474

	Total Materials	12,825

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.3%
115	AT&T, Inc.	3,676
13	CenturyLink, Inc.	404
22	Frontier Communications Corp.	107
91	Verizon Communications, Inc.	4,341
13	Windstream Holdings, Inc.	104

		8,632

	Wireless Telecommunication Services — 0.2%
7	Crown Castle International Corp. (a)	554

	Total Telecommunication Services	9,186

	Utilities — 3.0%
	Electric Utilities — 1.7%
11	American Electric Power Co., Inc.	535
15	Duke Energy Corp.	1,094
7	Edison International	373
4	Entergy Corp.	249

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Electric Utilities — Continued
19	Exelon Corp.	569
9	FirstEnergy Corp.	281
9	NextEra Energy, Inc.	860
7	Northeast Utilities	306
5	Pepco Holdings, Inc.	111
2	Pinnacle West Capital Corp.	134
14	PPL Corp.	445
19	Southern Co. (The)	816
11	Xcel Energy, Inc.	329

		6,102

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	122
5	ONEOK, Inc.	267

		389

	Independent Power Producers & Energy Traders — 0.1%
14	AES Corp.	196
7	NRG Energy, Inc.	205

		401

	Multi-Utilities — 1.1%
5	Ameren Corp.	214
9	CenterPoint Energy, Inc.	222
6	CMS Energy Corp.	165
6	Consolidated Edison, Inc.	359
13	Dominion Resources, Inc.	880
4	DTE Energy Co.	277
2	Integrys Energy Group, Inc.	100
7	NiSource, Inc.	238
10	PG&E Corp.	433
11	Public Service Enterprise Group, Inc.	405

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
3	SCANA Corp.	152
5	Sempra Energy	469
4	TECO Energy, Inc.	75
5	Wisconsin Energy Corp.	218

		4,207

	Total Utilities	11,099

	Total Common Stocks (Cost $189,544)	364,073

Exchange Traded Fund — 0.1%
1	SPDR S&P 500 ETF Trust (Cost $195)	223

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.6%
	U.S. Treasury Obligation — 0.0% (g)
255	U.S. Treasury Bill, 0.018%, 04/10/14 (k) (n)	255

SHARES
	Investment Company — 0.6%
2,082	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m)	2,082

	Total Short-Term Investments (Cost $2,337)	2,337

	Total Investments — 99.8% (Cost $192,076)	366,633
	Other Assets in Excess of Liabilities — 0.2%	745

	NET ASSETS — 100.0%	$367,378

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	E-mini S&P 500	03/21/14	$2,322	$77

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.8%
116	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.956%, 12/27/22 (e)	117
	Ally Auto Receivables Trust,
66	Series 2012-1, Class A3, 0.930%, 02/16/16	67
239	Series 2012-2, Class A3, 0.740%, 04/15/16	240
28	Series 2012-4, Class A2, 0.480%, 05/15/15	28
57	Series 2012-5, Class A2, 0.450%, 07/15/15	57
344	Series 2013-2, Class A3, 0.790%, 01/15/18	344
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
	American Credit Acceptance Receivables Trust,
4	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	4
71	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	71
33	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	33
158	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	158
	AmeriCredit Automobile Receivables Trust,
130	Series 2011-5, Class A3, 1.550%, 07/08/16	130
77	Series 2012-1, Class A3, 1.230%, 09/08/16	78
20	Series 2012-4, Class A2, 0.490%, 04/08/16	20
100	Series 2013-1, Class A2, 0.490%, 06/08/16	100
53	Series 2013-1, Class A3, 0.610%, 10/10/17	53
489	Series 2013-4, Class A2, 0.740%, 11/08/16	490
157	Series 2013-5, Class A3, 0.900%, 09/10/18	158
327	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	327
45	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	44
	BMW Vehicle Lease Trust,
83	Series 2013-1, Class A2, 0.400%, 01/20/15	83
48	Series 2013-1, Class A3, 0.540%, 09/21/15	48
170	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	170
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
79	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	79
	Capital Auto Receivables Asset Trust,
247	Series 2013-1, Class A2, 0.620%, 07/20/16	247
250	Series 2013-3, Class A1B, VAR, 0.584%, 11/20/15	250
61	Carfinance Capital Auto Trust, Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	61

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	CarMax Auto Owner Trust,
154	Series 2013-4, Class A3, 0.800%, 07/16/18	155
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
137	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	141
	CNH Equipment Trust,
42	Series 2012-A, Class A3, 0.940%, 05/15/17	42
22	Series 2012-C, Class A2, 0.440%, 02/16/16	22
	Concord Funding Co. LLC,
300	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
100	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	99
	CPS Auto Receivables Trust,
40	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	41
35	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	35
219	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	221
204	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	205
	Exeter Automobile Receivables Trust,
118	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	118
220	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	220
175	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	176
	First Investors Auto Owner Trust,
50	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	51
66	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	66
310	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	311
	Ford Credit Auto Lease Trust,
235	Series 2013-B, Class A3, 0.760%, 09/15/16	236
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100
	Ford Credit Auto Owner Trust,
93	Series 2012-A, Class A3, 0.840%, 08/15/16	94
21	Series 2012-D, Class A2, 0.400%, 09/15/15	21
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.534%, 01/15/18	140
68	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	67
	GE Equipment Midticket LLC,
200	Series 2012-1, Class A3, 0.600%, 05/23/16	200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
12	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	12
	GMAT Trust,
306	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	305
152	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	152
357	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	357
	HLSS Servicer Advance Receivables Trust,
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	246
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	165
108	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	107
167	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	168
	Honda Auto Receivables Owner Trust,
76	Series 2012-1, Class A3, 0.770%, 01/15/16	76
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
59	Series 2013-1, Class A2, 0.350%, 06/22/15	59
382	Series 2013-4, Class A3, 0.690%, 09/18/17	383
140	Series 2013-4, Class A4, 1.040%, 02/18/20	141
	HSBC Home Equity Loan Trust USA,
41	Series 2006-1, Class A1, VAR, 0.314%, 01/20/36	40
45	Series 2007-3, Class APT, VAR, 1.354%, 11/20/36	45
	Huntington Auto Trust,
50	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	49
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
82	Series 2012-1, Class A3, 0.810%, 09/15/16	82
54	Series 2012-2, Class A2, 0.380%, 09/15/15	54
	Hyundai Auto Receivables Trust,
45	Series 2012-A, Class A3, 0.720%, 03/15/16	45
100	Series 2012-B, Class A3, 0.620%, 09/15/16	100
7	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	7
100	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	99
7	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/15	7
325	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	135
200	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	198
172	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	172
	Nissan Auto Lease Trust,
43	Series 2012-B, Class A2A, 0.450%, 06/15/15	43
122	Series 2013-B, Class A3, 0.750%, 06/15/16	122
	Nissan Auto Receivables Owner Trust,
24	Series 2010-A, Class A4, 1.310%, 09/15/16	24
117	Series 2012-A, Class A4, 1.000%, 07/16/18	118
99	Series 2013-A, Class A2, 0.370%, 09/15/15	99
498	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	496
328	NYMT Residential LLC, Series 2013-RP3A, SUB, 4.850%, 09/25/18 (e) (i)	328
197	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	195
130	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.456%, 03/25/36	123
119	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	122
	Santander Drive Auto Receivables Trust,
99	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	99
39	Series 2011-1, Class B, 2.350%, 11/16/15	39
9	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	9
34	Series 2012-2, Class A3, 1.220%, 12/15/15	34
4	Series 2012-5, Class A2, 0.570%, 12/15/15	4
60	Series 2012-5, Class A3, 0.830%, 12/15/16	60
56	Series 2012-6, Class A3, 0.620%, 07/15/16	56
42	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.563%, 01/25/36	27
	SNAAC Auto Receivables Trust,
3	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	3
34	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	34
950	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	954
	Stanwich Mortgage Loan Co. LLC,
63	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	62
75	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	75

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
273		Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	276
321		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.554%, 10/15/15 (e)	325
		USAA Auto Owner Trust,
2		Series 2012-1, Class A2, 0.380%, 06/15/15	2
154		Series 2014-1, Class A2, 0.380%, 10/17/16	154
147		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	147
427		VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	427
184		VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	186
425		VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	427
118		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	119
		World Omni Auto Receivables Trust,
4		Series 2012-A, Class A2, 0.520%, 06/15/15	4
102		Series 2012-A, Class A3, 0.640%, 02/15/17	102
43		Series 2012-B, Class A2, 0.430%, 11/16/15	43
407		Series 2013-B, Class A3, 0.830%, 08/15/18	408
127		Series 2013-B, Class A4, 1.320%, 01/15/20	127

		Total Asset-Backed Securities (Cost $16,531)	16,597

Collateralized Mortgage Obligations — 21.7%
		Agency CMO — 17.3%
52		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	57
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 11, Class D, 9.500%, 07/15/19	3
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
2		Series 46, Class B, 7.800%, 09/15/20	2
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
11		Series 114, Class H, 6.950%, 01/15/21	12
1		Series 1079, Class S, HB, IF, 33.475%, 05/15/21	1
—	(h)	Series 1084, Class F, VAR, 1.104%, 05/15/21	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 44.530%, 05/15/21	1
8		Series 1144, Class KB, 8.500%, 09/15/21	10
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 1196, Class B, HB, IF, 1,180.839%, 01/15/22	1
7		Series 1206, Class IA, 7.000%, 03/15/22	8
5		Series 1250, Class J, 7.000%, 05/15/22	5
16		Series 1343, Class LA, 8.000%, 08/15/22	19
69		Series 1466, Class PZ, 7.500%, 02/15/23	78
1		Series 1470, Class F, VAR, 1.784%, 02/15/23	1
26		Series 1491, Class I, 7.500%, 04/15/23	29
26		Series 1518, Class G, IF, 8.804%, 05/15/23	30
23		Series 1541, Class O, VAR, 1.980%, 07/15/23	24
3		Series 1602, Class SA, HB, IF, 22.248%, 10/15/23	5
81		Series 1608, Class L, 6.500%, 09/15/23	90
22		Series 1609, Class LG, IF, 16.999%, 11/15/23	25
4		Series 1671, Class L, 7.000%, 02/15/24	4
14		Series 1700, Class GA, PO, 02/15/24	13
140		Series 1706, Class K, 7.000%, 03/15/24	159
472		Series 1720, Class PL, 7.500%, 04/15/24	545
13		Series 1745, Class D, 7.500%, 08/15/24	15
29		Series 1798, Class F, 5.000%, 05/15/23	31
2		Series 1807, Class G, 9.000%, 10/15/20	2
143		Series 1927, Class PH, 7.500%, 01/15/27	166
59		Series 1981, Class Z, 6.000%, 05/15/27	66
19		Series 1987, Class PE, 7.500%, 09/15/27	21
9		Series 2033, Class SN, HB, IF, 27.910%, 03/15/24	5
24		Series 2038, Class PN, IO, 7.000%, 03/15/28	6
117		Series 2040, Class PE, 7.500%, 03/15/28	136
23		Series 2056, Class TD, 6.500%, 05/15/18	24
132		Series 2063, Class PG, 6.500%, 06/15/28	149
22		Series 2064, Class TE, 7.000%, 06/15/28	25
94		Series 2075, Class PH, 6.500%, 08/15/28	106
91		Series 2075, Class PM, 6.250%, 08/15/28	103
29		Series 2089, Class PJ, IO, 7.000%, 10/15/28	6
57		Series 2125, Class JZ, 6.000%, 02/15/29	63
13		Series 2163, Class PC, IO, 7.500%, 06/15/29	2
270		Series 2169, Class TB, 7.000%, 06/15/29	312
83		Series 2172, Class QC, 7.000%, 07/15/29	95
1		Series 2196, Class TL, 7.500%, 11/15/29	1
43		Series 2201, Class C, 8.000%, 11/15/29	50
101		Series 2210, Class Z, 8.000%, 01/15/30	118
42		Series 2224, Class CB, 8.000%, 03/15/30	51
53		Series 2256, Class MC, 7.250%, 09/15/30	61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
70	Series 2259, Class ZM, 7.000%, 10/15/30	81
63	Series 2271, Class PC, 7.250%, 12/15/30	72
64	Series 2283, Class K, 6.500%, 12/15/23	71
27	Series 2296, Class PD, 7.000%, 03/15/31	32
15	Series 2306, Class K, PO, 05/15/24	14
36	Series 2306, Class SE, IF, IO, 7.780%, 05/15/24	6
30	Series 2333, Class HC, 6.000%, 07/15/31	30
15	Series 2344, Class QG, 6.000%, 08/15/16	15
547	Series 2344, Class ZD, 6.500%, 08/15/31	592
67	Series 2344, Class ZJ, 6.500%, 08/15/31	76
52	Series 2345, Class NE, 6.500%, 08/15/31	59
27	Series 2345, Class PQ, 6.500%, 08/15/16	29
36	Series 2347, Class VP, 6.500%, 03/15/20	35
68	Series 2351, Class PZ, 6.500%, 08/15/31	77
20	Series 2355, Class BP, 6.000%, 09/15/16	21
20	Series 2360, Class PG, 6.000%, 09/15/16	21
18	Series 2366, Class MD, 6.000%, 10/15/16	19
28	Series 2391, Class QR, 5.500%, 12/15/16	29
48	Series 2410, Class NG, 6.500%, 02/15/32	52
74	Series 2410, Class OE, 6.375%, 02/15/32	80
30	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	8
117	Series 2412, Class SP, IF, 15.791%, 02/15/32	154
34	Series 2423, Class MC, 7.000%, 03/15/32	39
73	Series 2423, Class MT, 7.000%, 03/15/32	84
243	Series 2435, Class CJ, 6.500%, 04/15/32	267
82	Series 2441, Class GF, 6.500%, 04/15/32	93
78	Series 2444, Class ES, IF, IO, 7.796%, 03/15/32	15
96	Series 2450, Class GZ, 7.000%, 05/15/32	111
31	Series 2450, Class SW, IF, IO, 7.846%, 03/15/32	7
134	Series 2455, Class GK, 6.500%, 05/15/32	152
178	Series 2466, Class DH, 6.500%, 06/15/32	201
87	Series 2474, Class NR, 6.500%, 07/15/32	99
167	Series 2484, Class LZ, 6.500%, 07/15/32	188
209	Series 2500, Class MC, 6.000%, 09/15/32	231
301	Series 2512, Class PG, 5.500%, 10/15/22	333
57	Series 2535, Class BK, 5.500%, 12/15/22	63
94	Series 2537, Class TE, 5.500%, 12/15/17	100
343	Series 2543, Class YX, 6.000%, 12/15/32	384
463	Series 2568, Class KG, 5.500%, 02/15/23	507
606	Series 2575, Class ME, 6.000%, 02/15/33	678
49	Series 2586, Class WI, IO, 6.500%, 03/15/33	11

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
135	Series 2617, Class GR, 4.500%, 05/15/18	143
95	Series 2622, Class PE, 4.500%, 05/15/18	100
59	Series 2631, Class LC, 4.500%, 06/15/18	62
92	Series 2651, Class VZ, 4.500%, 07/15/18	97
43	Series 2672, Class ME, 5.000%, 11/15/22	44
195	Series 2675, Class CK, 4.000%, 09/15/18	205
226	Series 2684, Class PO, PO, 01/15/33	221
113	Series 2744, Class TU, 5.500%, 05/15/32	119
2	Series 2755, Class SA, IF, 13.891%, 05/15/30	2
70	Series 2777, Class KO, PO, 02/15/33	70
618	Series 2907, Class VC, 4.500%, 05/15/34	633
132	Series 2934, Class EC, PO, 02/15/20	128
144	Series 2990, Class SL, HB, IF, 23.927%, 06/15/34	213
1,249	Series 2990, Class UZ, 5.750%, 06/15/35	1,358
363	Series 2999, Class ND, 4.500%, 07/15/20	387
66	Series 3068, Class AO, PO, 01/15/35	65
177	Series 3117, Class EO, PO, 02/15/36	161
19	Series 3117, Class OK, PO, 02/15/36	17
288	Series 3122, Class OH, PO, 03/15/36	275
266	Series 3137, Class XP, 6.000%, 04/15/36	296
6	Series 3149, Class SO, PO, 05/15/36	5
360	Series 3152, Class MO, PO, 03/15/36	338
158	Series 3171, Class MO, PO, 06/15/36	149
75	Series 3179, Class OA, PO, 07/15/36	70
558	Series 3202, Class HI, IF, IO, 6.496%, 08/15/36	100
95	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	16
113	Series 3253, Class PO, PO, 12/15/21	111
64	Series 3316, Class JO, PO, 05/15/37	61
312	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	38
143	Series 3607, Class AO, PO, 04/15/36	131
56	Series 3607, Class EO, PO, 02/15/33	55
86	Series 3611, Class PO, PO, 07/15/34	74
429	Series 3666, Class VA, 5.500%, 12/15/22	437
682	Series 3680, Class MA, 4.500%, 07/15/39	742
356	Series 3804, Class FN, VAR, 0.605%, 03/15/39	354
852	Series 3819, Class ZQ, 6.000%, 04/15/36	953
350	Series 3997, Class PF, VAR, 0.605%, 11/15/39	351
965	Series 4219, Class JA, 3.500%, 08/15/39	1,003
	Federal Home Loan Mortgage Corp. STRIPS,
53	Series 243, Class 16, IO, 4.500%, 11/15/20	4

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
924		Series 262, Class 35, 3.500%, 07/15/42	933
917		Series 267, Class F5, VAR, 0.655%, 08/15/42	918
932		Series 274, Class F1, VAR, 0.655%, 08/15/42	931
918		Series 279, Class F6, VAR, 0.605%, 09/15/42	909
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
44		Series T-41, Class 3A, VAR, 6.562%, 07/25/32	52
36		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	44
364		Series T-54, Class 2A, 6.500%, 02/25/43	431
126		Series T-54, Class 3A, 7.000%, 02/25/43	146
945		Series T-56, Class A5, 5.231%, 05/25/43	1,026
32		Series T-58, Class APO, PO, 09/25/43	26
257		Series T-76, Class 2A, VAR, 3.115%, 10/25/37	253
		Federal National Mortgage Association - ACES,
500		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	551
654		Series 2012-M11, Class FA, VAR, 0.688%, 08/25/19	655
1,000		Series 2012-M9, Class A2, 2.482%, 04/25/22	964
444		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	452
107		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	125
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	2
6		Series 1989-70, Class G, 8.000%, 10/25/19	7
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-83, Class H, 8.500%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
8		Series 1990-102, Class J, 6.500%, 08/25/20	9

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
3		Series 1990-120, Class H, 9.000%, 10/25/20	3
1		Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
3		Series 1991-42, Class S, IF, 17.403%, 05/25/21	3
46		Series 1992-107, Class SB, HB, IF, 29.607%, 06/25/22	78
3		Series 1992-143, Class MA, 5.500%, 09/25/22	4
24		Series 1993-25, Class J, 7.500%, 03/25/23	28
148		Series 1993-37, Class PX, 7.000%, 03/25/23	168
54		Series 1993-54, Class Z, 7.000%, 04/25/23	61
11		Series 1993-62, Class SA, IF, 18.704%, 04/25/23	16
14		Series 1993-122, Class M, 6.500%, 07/25/23	16
5		Series 1993-165, Class SD, IF, 13.194%, 09/25/23	7
23		Series 1993-178, Class PK, 6.500%, 09/25/23	26
393		Series 1993-183, Class KA, 6.500%, 10/25/23	436
168		Series 1993-189, Class PL, 6.500%, 10/25/23	191
37		Series 1993-247, Class SA, HB, IF, 27.539%, 12/25/23	61
41		Series 1993-250, Class Z, 7.000%, 12/25/23	42
2		Series 1994-9, Class E, PO, 11/25/23	2
97		Series 1996-14, Class SE, IF, IO, 7.930%, 08/25/23	18
4		Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	4
11		Series 1996-59, Class J, 6.500%, 08/25/22	12
54		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
51		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
25		Series 1997-27, Class J, 7.500%, 04/18/27	28
30		Series 1997-29, Class J, 7.500%, 04/20/27	36
63		Series 1997-39, Class PD, 7.500%, 05/20/27	74
20		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
2		Series 1998-4, Class C, PO, 04/25/23	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
22	Series 1998-36, Class ZB, 6.000%, 07/18/28	24
226	Series 1998-43, Class EA, PO, 04/25/23	213
130	Series 2000-2, Class ZE, 7.500%, 02/25/30	151
47	Series 2001-4, Class PC, 7.000%, 03/25/21	52
89	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	21
105	Series 2001-36, Class DE, 7.000%, 08/25/31	122
25	Series 2001-44, Class PD, 7.000%, 09/25/31	28
175	Series 2001-48, Class Z, 6.500%, 09/25/21	195
23	Series 2001-49, Class Z, 6.500%, 09/25/31	25
44	Series 2001-71, Class MB, 6.000%, 12/25/16	46
51	Series 2001-71, Class QE, 6.000%, 12/25/16	53
318	Series 2001-74, Class MB, 6.000%, 12/25/16	334
18	Series 2001-81, Class LO, PO, 01/25/32	16
53	Series 2002-1, Class HC, 6.500%, 02/25/22	58
25	Series 2002-1, Class SA, HB, IF, 24.682%, 02/25/32	42
26	Series 2002-2, Class UC, 6.000%, 02/25/17	27
49	Series 2002-3, Class OG, 6.000%, 02/25/17	51
64	Series 2002-21, Class PE, 6.500%, 04/25/32	70
94	Series 2002-24, Class AJ, 6.000%, 04/25/17	99
66	Series 2002-28, Class PK, 6.500%, 05/25/32	75
72	Series 2002-37, Class Z, 6.500%, 06/25/32	80
132	Series 2002-94, Class BK, 5.500%, 01/25/18	139
202	Series 2003-22, Class UD, 4.000%, 04/25/33	213
162	Series 2003-34, Class GB, 6.000%, 03/25/33	182
304	Series 2003-34, Class GE, 6.000%, 05/25/33	348
15	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	3
270	Series 2003-47, Class PE, 5.750%, 06/25/33	297
33	Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	55
32	Series 2003-64, Class SX, IF, 13.354%, 07/25/33	35
128	Series 2003-71, Class DS, IF, 7.255%, 08/25/33	129
127	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	12
121	Series 2003-83, Class PG, 5.000%, 06/25/23	129
27	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	33
227	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	45
256	Series 2003-128, Class NG, 4.000%, 01/25/19	269
29	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	35

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
624	Series 2004-21, Class AE, 4.000%, 04/25/19	655
266	Series 2004-25, Class PC, 5.500%, 01/25/34	285
163	Series 2004-25, Class SA, IF, 19.097%, 04/25/34	225
178	Series 2004-36, Class PC, 5.500%, 02/25/34	190
148	Series 2004-36, Class SA, IF, 19.097%, 05/25/34	203
99	Series 2004-46, Class SK, IF, 16.072%, 05/25/34	125
850	Series 2004-50, Class VZ, 5.500%, 07/25/34	931
80	Series 2004-61, Class SH, HB, IF, 23.366%, 11/25/32	121
75	Series 2004-74, Class SW, IF, 15.191%, 11/25/31	100
111	Series 2004-76, Class CL, 4.000%, 10/25/19	117
143	Series 2005-45, Class DC, HB, IF, 23.740%, 06/25/35	224
40	Series 2005-52, Class PA, 6.500%, 06/25/35	43
111	Series 2005-56, Class S, IF, IO, 6.554%, 07/25/35	21
220	Series 2005-56, Class TP, IF, 17.683%, 08/25/33	298
707	Series 2005-68, Class PG, 5.500%, 08/25/35	786
278	Series 2005-73, Class PS, IF, 16.311%, 08/25/35	362
128	Series 2005-74, Class CS, IF, 19.592%, 05/25/35	177
247	Series 2005-106, Class US, HB, IF, 23.996%, 11/25/35	387
839	Series 2005-121, Class DX, 5.500%, 01/25/26	931
280	Series 2006-27, Class OH, PO, 04/25/36	263
81	Series 2006-44, Class P, PO, 12/25/33	74
507	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	507
142	Series 2006-59, Class QO, PO, 01/25/33	141
85	Series 2006-65, Class QO, PO, 07/25/36	78
127	Series 2006-72, Class GO, PO, 08/25/36	114
274	Series 2006-77, Class PC, 6.500%, 08/25/36	312
103	Series 2006-79, Class DO, PO, 08/25/36	94
181	Series 2006-110, Class PO, PO, 11/25/36	166
374	Series 2006-124, Class HB, VAR, 5.963%, 11/25/36	384
145	Series 2007-14, Class ES, IF, IO, 6.284%, 03/25/37	21
104	Series 2007-79, Class SB, HB, IF, 23.446%, 08/25/37	156
500	Series 2007-81, Class GE, 6.000%, 08/25/37	560
272	Series 2007-88, Class VI, IF, IO, 6.384%, 09/25/37	40

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
694		Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	108
154		Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	171
159		Series 2007-116, Class HI, IO, VAR, 1.577%, 01/25/38	13
82		Series 2008-10, Class XI, IF, IO, 6.074%, 03/25/38	12
67		Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	10
113		Series 2008-28, Class QS, HB, IF, 20.234%, 04/25/38	157
139		Series 2008-46, Class HI, IO, VAR, 1.784%, 06/25/38	14
149		Series 2009-69, Class PO, PO, 09/25/39	139
758		Series 2009-71, Class BC, 4.500%, 09/25/24	824
271		Series 2009-103, Class MB, VAR, 2.516%, 12/25/39	278
484		Series 2010-71, Class HJ, 5.500%, 07/25/40	536
905		Series 2010-133, Class A, 5.500%, 05/25/38	989
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	993
613		Series 2011-118, Class MT, 7.000%, 11/25/41	709
594		Series 2011-118, Class NT, 7.000%, 11/25/41	693
364		Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	365
—	(h)	Series 2012-108, Class F, VAR, 0.655%, 10/25/42	—	(h)
938		Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	937
491		Series 2013-101, Class DO, PO, 10/25/43	364
494		Series 2013-128, Class PO, PO, 12/25/43	362
3		Series G-14, Class L, 8.500%, 06/25/21	3
12		Series G-18, Class Z, 8.750%, 06/25/21	14
2		Series G-22, Class G, 6.000%, 12/25/16	2
10		Series G-35, Class M, 8.750%, 10/25/21	11
40		Series G92-35, Class E, 7.500%, 07/25/22	45
2		Series G92-42, Class Z, 7.000%, 07/25/22	3
30		Series G92-44, Class ZQ, 8.000%, 07/25/22	32
38		Series G92-54, Class ZQ, 7.500%, 09/25/22	43
9		Series G93-5, Class Z, 6.500%, 02/25/23	10
13		Series G95-1, Class C, 8.800%, 01/25/25	15
		Federal National Mortgage Association REMIC Trust,
164		Series 2003-W1, Class 1A1, VAR, 5.946%, 12/25/42	191

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
41		Series 2003-W4, Class 2A, VAR, 6.404%, 10/25/42	46
44		Series 2007-W7, Class 1A4, HB, IF, 38.247%, 07/25/37	80
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
3		Series 218, Class 2, IO, 7.500%, 04/01/23	1
100		Series 300, Class 1, PO, 09/01/24	96
17		Series 329, Class 1, PO, 01/01/33	16
		Federal National Mortgage Association Trust,
94		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	109
291		Series 2005-W3, Class 2AF, VAR, 0.376%, 03/25/45	290
		Government National Mortgage Association,
205		Series 1994-7, Class PQ, 6.500%, 10/16/24	236
299		Series 1999-10, Class ZC, 6.500%, 04/20/29	339
21		Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	5
31		Series 1999-41, Class Z, 8.000%, 11/16/29	37
29		Series 1999-44, Class PC, 7.500%, 12/20/29	34
13		Series 2000-9, Class Z, 8.000%, 06/20/30	16
277		Series 2000-9, Class ZJ, 8.500%, 02/16/30	333
27		Series 2000-16, Class ZN, 7.500%, 02/16/30	27
78		Series 2001-7, Class PK, 6.500%, 03/20/31	88
181		Series 2001-64, Class MQ, 6.500%, 12/20/31	210
30		Series 2002-7, Class PG, 6.500%, 01/20/32	34
41		Series 2002-31, Class S, IF, IO, 8.546%, 01/16/31	10
112		Series 2002-40, Class UK, 6.500%, 06/20/32	129
104		Series 2002-47, Class PG, 6.500%, 07/16/32	120
137		Series 2002-47, Class PY, 6.000%, 07/20/32	156
133		Series 2002-47, Class ZA, 6.500%, 07/20/32	152
11		Series 2002-51, Class SG, HB, IF, 31.833%, 04/20/31	22
22		Series 2003-24, Class PO, PO, 03/16/33	19
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	355
112		Series 2003-52, Class AP, PO, 06/16/33	102
27		Series 2004-28, Class S, IF, 19.238%, 04/16/34	39
10		Series 2004-68, Class PO, PO, 05/20/31	10
73		Series 2004-71, Class SB, HB, IF, 28.708%, 09/20/34	120
47		Series 2004-73, Class AE, IF, 14.536%, 08/17/34	57
391		Series 2004-90, Class SI, IF, IO, 5.946%, 10/20/34	55

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
122	Series 2005-68, Class DP, IF, 16.061%, 06/17/35	152
771	Series 2005-68, Class KI, IF, IO, 6.146%, 09/20/35	124
91	Series 2006-59, Class SD, IF, IO, 6.546%, 10/20/36	17
303	Series 2007-17, Class JI, IF, IO, 6.656%, 04/16/37	53
377	Series 2007-27, Class SA, IF, IO, 6.046%, 05/20/37	60
595	Series 2007-40, Class SB, IF, IO, 6.596%, 07/20/37	102
356	Series 2007-45, Class QA, IF, IO, 6.486%, 07/20/37	62
367	Series 2007-50, Class AI, IF, IO, 6.621%, 08/20/37	64
85	Series 2007-53, Class ES, IF, IO, 6.396%, 09/20/37	15
92	Series 2007-53, Class SW, IF, 19.743%, 09/20/37	130
204	Series 2007-57, Class QA, IF, IO, 6.346%, 10/20/37	34
116	Series 2007-71, Class SB, IF, IO, 6.546%, 07/20/36	12
192	Series 2007-72, Class US, IF, IO, 6.396%, 11/20/37	33
191	Series 2007-76, Class SA, IF, IO, 6.376%, 11/20/37	33
54	Series 2008-25, Class SB, IF, IO, 6.746%, 03/20/38	9
105	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	20
290	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	65
495	Series 2008-50, Class KB, 6.000%, 06/20/38	555
266	Series 2008-55, Class SA, IF, IO, 6.046%, 06/20/38	42
262	Series 2008-93, Class AS, IF, IO, 5.546%, 12/20/38	39
110	Series 2009-6, Class SA, IF, IO, 5.946%, 02/16/39	17
117	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	25
415	Series 2009-22, Class SA, IF, IO, 6.116%, 04/20/39	57
380	Series 2009-31, Class ST, IF, IO, 6.196%, 03/20/39	54
380	Series 2009-31, Class TS, IF, IO, 6.146%, 03/20/39	52
288	Series 2009-79, Class OK, PO, 11/16/37	263
584	Series 2009-106, Class ST, IF, IO, 5.846%, 02/20/38	84

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
165	Series 2010-14, Class AO, PO, 12/20/32	161
192	Series 2010-130, Class CP, 7.000%, 10/16/40	225
653	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	715
492	Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	492
447	Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	448
486	Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	486
899	Series 2013-91, Class WA, VAR, 4.503%, 04/20/43	972
425	Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	424
497	Series 2013-H07, Class JA, 1.750%, 03/20/63	489
127	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	130
	Vendee Mortgage Trust,
599	Series 1993-1, Class ZB, 7.250%, 02/15/23	697
258	Series 1994-1, Class 1, VAR, 5.615%, 02/15/24	285
367	Series 1996-1, Class 1Z, 6.750%, 02/15/26	424
125	Series 1996-2, Class 1Z, 6.750%, 06/15/26	146
496	Series 1997-1, Class 2Z, 7.500%, 02/15/27	589
123	Series 1998-1, Class 2E, 7.000%, 03/15/28	144

		60,420

	Non-Agency CMO — 4.4%
	Alternative Loan Trust,
129	Series 2002-8, Class A4, 6.500%, 07/25/32	133
1,784	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,805
49	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	50
374	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	344
292	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	296
	ASG Resecuritization Trust,
129	Series 2009-1, Class A60, VAR, 2.189%, 06/26/37 (e)	128
60	Series 2009-2, Class A55, VAR, 4.868%, 05/24/36 (e)	61
324	Series 2009-3, Class A65, VAR, 2.250%, 03/26/37 (e)	323
	Banc of America Alternative Loan Trust,
94	Series 2003-7, Class 2A4, 5.000%, 09/25/18	95
47	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	49

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
39	Series 2003-11, Class PO, PO, 01/25/34	32
36	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	33
	Banc of America Mortgage Trust,
19	Series 2003-8, Class APO, PO, 11/25/33	16
24	Series 2004-1, Class APO, PO, 02/25/34	21
77	Series 2004-3, Class 1A26, 5.500%, 04/25/34	80
27	Series 2004-6, Class APO, PO, 07/25/34	22
	BCAP LLC Trust,
378	Series 2010-RR7, Class 2A1, VAR, 2.257%, 07/26/45 (e)	367
357	Series 2011-RR10, Class 2A1, VAR, 0.943%, 09/26/37 (e)	325
50	Series 2011-RR5, Class 14A3, VAR, 2.646%, 07/26/36 (e)	50
235	Series 2012-RR2, Class 1A1, VAR, 0.326%, 08/26/36 (e)	229
117	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	119
	CHL Mortgage Pass-Through Trust,
147	Series 2003-26, Class 1A6, 3.500%, 08/25/33	148
16	Series 2003-J13, Class PO, PO, 01/25/34	14
29	Series 2003-J7, Class 4A3, IF, 9.571%, 08/25/18	30
90	Series 2004-5, Class 1A4, 5.500%, 06/25/34	96
34	Series 2004-HYB3, Class 2A, VAR, 2.500%, 06/20/34	33
337	Series 2005-22, Class 2A1, VAR, 2.587%, 11/25/35	280
	Citigroup Mortgage Loan Trust,
167	Series 2008-AR4, Class 1A1A, VAR, 2.704%, 11/25/38 (e)	169
522	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	539
292	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	302
	Citigroup Mortgage Loan Trust, Inc.,
31	Series 2003-UP3, Class A3, 7.000%, 09/25/33	32
33	Series 2003-UST1, Class A1, 5.500%, 12/25/18	34
4	Series 2003-UST1, Class PO1, PO, 12/25/18	4
5	Series 2003-UST1, Class PO3, PO, 12/25/18	5
55	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	55
	CSMC,
781	Series 2010-11R, Class A6, VAR, 1.159%, 06/28/47 (e)	745

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
142	Series 2011-7R, Class A1, VAR, 1.405%, 08/28/47 (e)	142
174	Series 2011-9R, Class A1, VAR, 2.154%, 03/27/46 (e)	175
112	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	113
173	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.345%, 06/25/20	176
20	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	19
113	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	115
	First Horizon Mortgage Pass-Through Trust,
153	Series 2004-AR7, Class 2A2, VAR, 2.556%, 02/25/35	152
177	Series 2005-AR1, Class 2A2, VAR, 2.593%, 04/25/35	180
344	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	316
53	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	32
269	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
79	Series 2006-A2, Class 4A1, VAR, 2.733%, 08/25/34	79
273	Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	273
	MASTR Adjustable Rate Mortgages Trust,
48	Series 2004-3, Class 4A2, VAR, 2.364%, 04/25/34	47
228	Series 2004-13, Class 2A1, VAR, 2.648%, 04/21/34	237
	MASTR Alternative Loan Trust,
171	Series 2003-9, Class 8A1, 6.000%, 01/25/34	178
438	Series 2004-4, Class 10A1, 5.000%, 05/25/24	465
30	Series 2004-7, Class 30PO, PO, 08/25/34	23
32	Series 2004-10, Class 1A1, 4.500%, 09/25/19	33
152	Series 2005-6, Class 3A1, 5.500%, 11/25/20	149
	MASTR Asset Securitization Trust,
73	Series 2003-2, Class 1A1, 5.000%, 03/25/18	74
9	Series 2004-8, Class PO, PO, 08/25/19	8
88	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
		Merrill Lynch Mortgage Investors Trust,
94		Series 2003-E, Class A1, VAR, 0.776%, 10/25/28	92
145		Series 2004-A, Class A1, VAR, 0.616%, 04/25/29	138
55		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.476%, 02/25/35	53
70		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	71
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
49		Series 2003-A1, Class A1, 5.500%, 05/25/33	50
24		Series 2003-A1, Class A2, 6.000%, 05/25/33	24
12		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
—	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
31		Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	33
162		Series 2002-QS8, Class A5, 6.250%, 06/25/17	165
48		Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	52
181		Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	20
194		Series 2004-QS3, Class CB, 5.000%, 03/25/19	199
130		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	117
15		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	16
		Salomon Brothers Mortgage Securities VII, Inc.,
83		Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	85
7		Series 2003-UP2, Class PO1, PO, 12/25/18	6
		Springleaf Mortgage Loan Trust,
160		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	166
308		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	314
233		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	232
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	102
151		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	150
305		Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	305

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	123
229	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	229
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	306
120	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	122
77	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	79
	WaMu Mortgage Pass-Through Certificates Trust,
38	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	39
165	Series 2003-AR5, Class A7, VAR, 2.450%, 06/25/33	168
84	Series 2004-AR3, Class A2, VAR, 2.443%, 06/25/34	86
302	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	297
37	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	39
9	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS7, Class P, PO, 03/25/33	7
261	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	263
	Wells Fargo Mortgage-Backed Securities Trust,
64	Series 2003-K, Class 1A1, VAR, 2.501%, 11/25/33	66
104	Series 2004-EE, Class 3A1, VAR, 2.695%, 12/25/34	106
338	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	346
560	Series 2005-AR3, Class 1A1, VAR, 2.621%, 03/25/35	571

		15,371

	Total Collateralized Mortgage Obligations (Cost $71,936)	75,791

Commercial Mortgage-Backed Securities — 2.1%
430	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	431
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	53
300	Series 2006-4, Class A4, 5.634%, 07/10/46	326

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
300	Series 2007-5, Class A4, 5.492%, 02/10/51	329
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	156
45	Series 2005-6, Class ASB, VAR, 5.183%, 09/10/47	45
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	192
	Bear Stearns Commercial Mortgage Securities Trust,
63	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	64
360	Series 2006-PW11, Class A4, VAR, 5.439%, 03/11/39	386
15,130	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.165%, 12/11/49 (e)	143
500	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	514
94	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.106%, 11/17/26 (e)	95
213	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	212
300	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	314
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	53
47	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	47
	Morgan Stanley Re-REMIC Trust,
223	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	223
37	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	38
419	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	420
686	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	707
	NorthStar, (Cayman Islands),
343	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	343
250	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	249
99	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.356%, 08/25/29 (e)	99
316	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

434	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.549%, 08/15/39	445
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	115
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	105
150	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	152
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	525
267	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	266

	Total Commercial Mortgage-Backed Securities (Cost $7,168)	7,363

Corporate Bonds — 19.4%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	102

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	151
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	156

		458

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	54

	Media — 0.6%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	122
100	7.700%, 10/30/25	127
	CBS Corp.,
25	4.300%, 02/15/21	26
25	5.750%, 04/15/20	29
135	8.875%, 05/15/19	174
100	Comcast Corp., 5.900%, 03/15/16	110
16	Cox Communications, Inc., 5.450%, 12/15/14	17
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	158
353	5.000%, 03/01/21	381
78	Discovery Communications LLC, 4.375%, 06/15/21	83
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	107
60	4.700%, 10/15/19	66

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	64
50	6.750%, 07/01/18	59
150	8.250%, 04/01/19	189
35	8.750%, 02/14/19	45
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	48
11	3.250%, 03/15/23	10
43	3.875%, 12/15/21	44
50	4.500%, 03/01/21	54
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		1,988

	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	46
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	35
49	4.375%, 09/01/23	51
25	7.450%, 07/15/17	29
35	Nordstrom, Inc., 4.000%, 10/15/21	37
400	Target Corp., 6.000%, 01/15/18	465

		663

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	66
130	Home Depot, Inc. (The), 5.400%, 03/01/16	143

		209

	Total Consumer Discretionary	3,474

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	85
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	153
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	251
50	Coca-Cola Co. (The), 4.875%, 03/15/19	56
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	79
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	32
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	90
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
180	1.250%, 08/13/17	180
31	3.000%, 08/25/21	31
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	34

		1,062

	Food & Staples Retailing — 0.2%
179	CVS Caremark Corp., 4.000%, 12/05/23	184
53	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	59
	Kroger Co. (The),
50	2.200%, 01/15/17	51
90	4.000%, 02/01/24	92
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	87
94	Walgreen Co., 3.100%, 09/15/22	91

		599

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	168
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	99
106	4.307%, 05/14/21 (e)	113
30	ConAgra Foods, Inc., 2.100%, 03/15/18	30
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	59
332	6.125%, 08/23/18	390
150	Mondelez International, Inc., 4.000%, 02/01/24	152

		1,027

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	19
64	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	82

		101

	Total Consumer Staples	2,789

	Energy — 1.4%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23	14
107	Halliburton Co., 3.500%, 08/01/23	107
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	48
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	37
35	6.375%, 12/15/21	39
100	6.500%, 11/15/20	113
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	35

		420

	Oil, Gas & Consumable Fuels — 1.3%
	Apache Corp.,
42	3.250%, 04/15/22	43
25	6.900%, 09/15/18	30
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	234
106	2.750%, 05/10/23	99
66	3.814%, 02/10/24	67
100	4.742%, 03/11/21	112
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	172
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	20
39	Chevron Corp., 2.427%, 06/24/20	39
150	ConocoPhillips, 5.750%, 02/01/19	177
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	213
150	Devon Energy Corp., 1.875%, 05/15/17	152
80	Encana Corp., (Canada), 6.500%, 05/15/19	95
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	209
49	Enterprise Products Operating LLC, 3.900%, 02/15/24	49
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	107
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	60
	Marathon Oil Corp.,
228	5.900%, 03/15/18	262
175	6.000%, 10/01/17	201
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	41
84	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	76

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Petrobras International Finance Co., (Cayman Islands),
90	5.375%, 01/27/21	90
50	7.875%, 03/15/19	57
97	Petro-Canada, (Canada), 6.050%, 05/15/18	113
69	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24 (e)	71
43	Phillips 66, 2.950%, 05/01/17	45
200	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	200
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	100
150	5.650%, 03/01/20	166
30	5.668%, 08/15/14	31
140	6.200%, 04/15/18	160
50	8.000%, 10/01/19	61
79	Spectra Energy Partners LP, 2.950%, 09/25/18	81
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	134
42	2.900%, 11/08/20	42
67	3.125%, 08/17/17	71
83	3.150%, 01/23/22	84
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	61
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	45
75	1.550%, 06/28/17	76
175	Total Capital S.A., (France), 2.300%, 03/15/16	181
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	119
30	7.125%, 01/15/19	37

		4,588

	Total Energy	5,008

	Financials — 11.2%
	Capital Markets — 2.5%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	124
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	258
75	3.100%, 01/15/15	77
100	3.650%, 02/04/24	102
75	4.600%, 01/15/20	83
	BlackRock, Inc.,
325	3.500%, 12/10/14	333
326	5.000%, 12/10/19	372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	172
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	39
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
68	2.625%, 01/31/19	68
100	3.300%, 05/03/15	103
255	3.625%, 02/07/16	268
66	3.700%, 08/01/15	69
120	4.000%, 03/03/24	120
68	5.375%, 03/15/20	77
300	5.500%, 11/15/14	310
80	5.750%, 01/24/22	91
1,100	5.950%, 01/18/18	1,257
250	7.500%, 02/15/19	306
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	214
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	73
	Jefferies Group LLC,
111	3.875%, 11/09/15	116
150	5.125%, 04/13/18	163
125	8.500%, 07/15/19	154
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	94
263	5.000%, 02/22/17 (e)	287
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	168
100	7.300%, 08/01/14 (e)	103
40	7.625%, 08/13/19 (e)	48
	Morgan Stanley,
104	4.000%, 07/24/15	108
195	4.200%, 11/20/14	200
93	5.000%, 11/24/25	96
166	5.500%, 07/24/20	189
100	5.500%, 07/28/21	114
450	5.625%, 09/23/19	517
100	5.750%, 01/25/21	115
250	6.000%, 05/13/14	253
100	6.625%, 04/01/18	118
100	7.300%, 05/13/19	123
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	89
84	6.700%, 03/04/20	99

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	State Street Corp.,
36	3.100%, 05/15/23	34
192	3.700%, 11/20/23	197
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	515
100	5.750%, 04/25/18	116
100	5.875%, 12/20/17	115

		8,748

	Commercial Banks — 3.3%
200	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	201
100	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	103
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	259
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	252
85	2.550%, 11/06/22	80
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	124
175	2.550%, 01/12/17	183
123	3.400%, 01/22/15	126
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	140
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	201
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	206
100	2.750%, 02/23/15	102
200	5.200%, 07/10/14	203
250	6.050%, 12/04/17 (e)	283
	BB&T Corp.,
125	3.950%, 04/29/16	134
100	4.900%, 06/30/17	110
150	5.700%, 04/30/14	151
300	Capital One Bank USA N.A., 3.375%, 02/15/23	291
55	Comerica, Inc., 3.000%, 09/16/15	57
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	258
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	257
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	122
350	Fifth Third Bancorp, 5.450%, 01/15/17	389

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	203
300	4.875%, 01/14/22	330
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	350
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	310
100	3.750%, 03/02/15 (e)	104
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	315
	PNC Funding Corp.,
133	4.375%, 08/11/20	147
265	5.125%, 02/08/20	303
110	5.250%, 11/15/15	118
115	5.625%, 02/01/17	128
	Royal Bank of Canada, (Canada),
239	2.000%, 10/01/18	242
125	2.200%, 07/27/18	127
200	2.300%, 07/20/16	207
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	245
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	205
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	203
235	2.200%, 07/29/15 (e)	241
	U.S. Bancorp,
150	2.450%, 07/27/15	154
208	2.875%, 11/20/14	212
250	Wachovia Bank N.A., 6.000%, 11/15/17	290
850	Wachovia Corp., 5.750%, 02/01/18	982
	Wells Fargo & Co.,
237	4.480%, 01/16/24	248
415	5.625%, 12/11/17	477
500	SUB, 3.676%, 06/15/16	533
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	328
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	320

		11,590

	Consumer Finance — 1.1%
139	American Express Credit Corp., 2.800%, 09/19/16	145
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	336
200	2.125%, 02/28/17 (e)	206
83	2.125%, 10/10/18	84

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
	Capital One Financial Corp.,
110	3.500%, 06/15/23	107
245	7.375%, 05/23/14	249
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	251
58	2.850%, 06/01/22	57
100	5.500%, 03/15/16	109
65	7.050%, 10/01/18	79
100	7.150%, 02/15/19	124
	Ford Motor Credit Co. LLC,
200	2.875%, 10/01/18	205
200	3.000%, 06/12/17	208
200	4.250%, 09/20/22	207
250	HSBC USA, Inc., 2.375%, 02/13/15	255
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	33
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	72
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	230
200	2.000%, 09/15/16	206
105	2.000%, 10/24/18	106
100	2.050%, 01/12/17	103
154	3.200%, 06/17/15	160

		3,650

	Diversified Financial Services — 2.7%
161	Associates Corp. of North America, 6.950%, 11/01/18	193
	Bank of America Corp.,
42	4.100%, 07/24/23	43
200	Series C, 5.000%, 01/15/15	207
100	5.000%, 05/13/21	111
157	5.450%, 07/15/14	159
130	5.625%, 07/01/20	150
300	Series L, 5.650%, 05/01/18	343
170	5.750%, 12/01/17	194
50	5.875%, 01/05/21	58
814	6.400%, 08/28/17	942
100	6.500%, 08/01/16	113
266	6.875%, 04/25/18	317
125	7.375%, 05/15/14	127
425	Bank of America N.A., 5.300%, 03/15/17	471

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Citigroup, Inc.,
100	1.250%, 01/15/16	100
135	3.375%, 03/01/23	131
43	4.587%, 12/15/15	46
59	4.750%, 05/19/15	62
506	5.000%, 09/15/14	518
54	5.375%, 08/09/20	61
115	5.500%, 09/13/25	124
13	6.000%, 08/15/17	15
192	6.010%, 01/15/15	201
300	6.125%, 11/21/17	347
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	242
800	4.650%, 10/17/21	883
500	5.400%, 02/15/17	562
140	5.500%, 01/08/20	163
335	5.625%, 05/01/18	387
500	5.650%, 06/09/14	507
	IntercontinentalExchange Group, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	92
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	499
200	Series KK, 3.550%, 01/15/24	206
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
184	3.100%, 06/28/15	191
55	4.000%, 03/21/14	55
195	4.375%, 03/25/20	217
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	112

		9,283

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	53
61	Allstate Corp. (The), 3.150%, 06/15/23	60
	American International Group, Inc.,
59	4.125%, 02/15/24	60
350	5.450%, 05/18/17	394
45	Aon Corp., 3.500%, 09/30/15	47

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	64
356	2.900%, 10/15/20	365
150	5.400%, 05/15/18	173
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	208
98	3.750%, 08/15/21	103
90	CNA Financial Corp., 5.875%, 08/15/20	105
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	86
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	44
35	Lincoln National Corp., 4.200%, 03/15/22	37
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	307
100	3.125%, 04/14/16 (e)	105
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	204
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	98
107	1.700%, 06/29/15 (e)	108
200	2.500%, 09/29/15 (e)	206
175	3.650%, 06/14/18 (e)	187
100	3.875%, 04/11/22 (e)	104
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	171
125	3.000%, 05/04/15 (e)	129
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	158
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	203
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	106
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	195

		4,178

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
80	3.500%, 01/31/23	76
38	5.000%, 02/15/24	40
45	American Tower Trust I, 1.551%, 03/15/18 (e)	44
	CommonWealth REIT,
125	5.875%, 09/15/20	134
150	6.650%, 01/15/18	165

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
27	ERP Operating LP, 4.625%, 12/15/21	29
	HCP, Inc.,
44	2.625%, 02/01/20	43
8	3.750%, 02/01/19	9
17	4.200%, 03/01/24	17
38	4.250%, 11/15/23	39
92	5.375%, 02/01/21	103
73	Health Care REIT, Inc., 4.500%, 01/15/24	75
53	ProLogis LP, 4.250%, 08/15/23	54
	Simon Property Group LP,
81	4.125%, 12/01/21	86
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	43
100	5.625%, 08/15/14	102
50	5.650%, 02/01/20	58
40	6.100%, 05/01/16	44
50	6.125%, 05/30/18	59
159	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	192

		1,430

	Total Financials	38,879

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	420
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	47
98	Celgene Corp., 3.250%, 08/15/22	96

		611

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	50
50	4.625%, 03/15/15	52
40	Becton Dickinson and Co., 5.000%, 05/15/19	45

		147

	Health Care Providers & Services — 0.1%
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	113
	WellPoint, Inc.,
93	2.300%, 07/15/18	94
115	3.125%, 05/15/22	111

		386

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	71

		93

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	120
87	2.900%, 11/06/22	84
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	101
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	174
	Merck & Co., Inc.,
75	1.300%, 05/18/18	74
62	2.400%, 09/15/22	59

		612

	Total Health Care	1,849

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	82
43	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	41
100	Honeywell International, Inc., 5.300%, 03/01/18	115
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	60

		389

	Air Freight & Logistics — 0.2%
541	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	633
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	152

		785

	Airlines — 0.1%
194	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	208
33	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	37
62	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	67

		312

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
70	3.500%, 07/15/22	64
24	4.125%, 06/15/23	23
50	Pitney Bowes, Inc., 5.600%, 03/15/18	55
60	Waste Management, Inc., 7.375%, 03/11/19	73

		215

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	40
70	Fluor Corp., 3.375%, 09/15/21	70

		142

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	57

		84

	Industrial Conglomerates — 0.1%
34	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	35
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	157

		192

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	29
89	Deere & Co., 2.600%, 06/08/22	86
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		219

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	42
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	5.650%, 05/01/17	113
	CSX Corp.,
30	6.250%, 04/01/15	32
30	7.375%, 02/01/19	37
50	7.900%, 05/01/17	59
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	49
27	4.500%, 08/16/21 (e)	29

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	140
50	7.700%, 05/15/17	59
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	54
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	20
75	3.646%, 02/15/24	76
233	4.163%, 07/15/22	247
100	4.875%, 01/15/15	104

		1,221

	Total Industrials	3,559

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
55	Cisco Systems, Inc., 2.900%, 03/04/21	55

	Computers & Peripherals — 0.2%
	Apple, Inc.,
199	2.400%, 05/03/23	184
207	VAR, 0.488%, 05/03/18	207
	EMC Corp.,
100	1.875%, 06/01/18	100
100	3.375%, 06/01/23	99
	Hewlett-Packard Co.,
118	4.375%, 09/15/21	123
45	4.650%, 12/09/21	48

		761

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	33
55	3.375%, 11/01/15	57
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	115
13	7.500%, 01/15/27	15

		236

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
309	1.625%, 05/15/20	295
150	5.700%, 09/14/17	173
200	7.625%, 10/15/18	250

		845

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — 0.0% (g)
	Xerox Corp.,
39	2.950%, 03/15/17	41
50	5.625%, 12/15/19	57
40	6.750%, 02/01/17	46

		144

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	35
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		107

	Software — 0.3%
25	Intuit, Inc., 5.750%, 03/15/17	28
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	122
34	2.125%, 11/15/22	31
68	2.375%, 05/01/23	64
167	3.625%, 12/15/23	172
	Oracle Corp.,
200	3.625%, 07/15/23	203
200	5.250%, 01/15/16	217
100	5.750%, 04/15/18	116

		976

	Total Information Technology	3,124

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	64
38	4.250%, 11/15/20	41
40	8.550%, 05/15/19	52
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	103
100	6.000%, 07/15/18	117
	Mosaic Co. (The),
34	3.750%, 11/15/21	34
212	4.250%, 11/15/23	215
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
230	Praxair, Inc., 4.625%, 03/30/15	240
150	Union Carbide Corp., 7.500%, 06/01/25	182

		1,074

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — Continued
95	3.850%, 09/30/23	97
100	5.400%, 03/29/17	113
100	6.500%, 04/01/19	121
	Freeport-McMoRan Copper & Gold, Inc.,
128	2.150%, 03/01/17	130
67	3.100%, 03/15/20	66
40	3.875%, 03/15/23	39
27	Nucor Corp., 4.000%, 08/01/23	27
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	28
50	8.950%, 05/01/14	51
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	59

		768

	Total Materials	1,842

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
135	0.800%, 12/01/15	135
69	0.900%, 02/12/16	69
30	1.400%, 12/01/17	30
100	4.450%, 05/15/21	108
150	5.500%, 02/01/18	171
165	BellSouth Corp., 5.200%, 09/15/14	169
53	BellSouth Telecommunications LLC, 6.300%, 12/15/15	55
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	115
200	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	255
700	GTE Corp., 6.840%, 04/15/18	823
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	63
148	Qwest Corp., 6.750%, 12/01/21	168
30	Telefonica Emisiones S.A.U., (Spain), 5.877%, 07/15/19	34
	Verizon Communications, Inc.,
112	2.500%, 09/15/16	116
353	4.500%, 09/15/20	382
100	5.500%, 02/15/18	114

		2,834

	Wireless Telecommunication Services — 0.2%
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	164
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	99
100	1.625%, 03/20/17	101
125	5.000%, 09/15/15	134

		539

	Total Telecommunication Services	3,373

	Utilities — 1.1%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	41
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	60
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	34
20	DTE Electric Co., 2.650%, 06/15/22	19
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	39
150	5.300%, 01/15/19	173
60	Electricite de France, (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	97
135	7.000%, 03/15/19	163
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30
47	Kansas City Power & Light Co., 3.150%, 03/15/23	45
60	Nevada Power Co., 7.125%, 03/15/19	74
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
150	7.875%, 12/15/15	168
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45
25	Ohio Power Co., 6.050%, 05/01/18	29
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	60
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	64
50	3.250%, 06/15/23	49
125	5.625%, 11/30/17	143
100	PacifiCorp,	106
	3.850%, 06/15/21

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
60	5.650%, 07/15/18	70
75	PECO Energy Co., 5.350%, 03/01/18	86
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	80
212	Southern California Edison Co., Series C, 3.500%, 10/01/23	214
	Southern Co. (The),
45	1.950%, 09/01/16	46
40	4.150%, 05/15/14	40
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	39
	Virginia Electric and Power Co.,
21	3.450%, 02/15/24	21
100	5.400%, 04/30/18	115
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	30
100	6.250%, 12/01/15	110
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		2,656

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	39
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	57

		96

	Independent Power Producers & Energy Traders — 0.0% (g)
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	73
16	PPL Energy Supply LLC, 4.600%, 12/15/21	16
37	PSEG Power LLC, 4.300%, 11/15/23	38

		127

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
94	3.500%, 09/15/21	96
100	6.375%, 07/15/16	112
50	Consumers Energy Co., 5.650%, 04/15/20	59
150	Dominion Resources, Inc., 8.875%, 01/15/19	192
180	Nisource Finance Corp., 4.450%, 12/01/21	191
	Sempra Energy,
48	4.050%, 12/01/23	49
150	9.800%, 02/15/19	200

		899

	Total Utilities	3,778

	Total Corporate Bonds (Cost $63,584)	67,675

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
Foreign Government Securities — 1.0%
		Israel Government AID Bond, (Israel),
1,557		Zero Coupon, 08/15/20	1,332
500		Zero Coupon, 02/15/22	398
		Province of Ontario, (Canada),
400		0.950%, 05/26/15	403
250		2.700%, 06/16/15	258
300		2.950%, 02/05/15	307
92		Republic of Poland, (Poland), 4.000%, 01/22/24	92
200		Republic of Turkey, (Turkey), 5.750%, 03/22/24	204
		United Mexican States, (Mexico),
244		3.500%, 01/21/21	247
116		4.000%, 10/02/23	118

		Total Foreign Government Securities (Cost $3,329)	3,359

Mortgage Pass-Through Securities — 11.5%
		Federal Home Loan Mortgage Corp.,
133		ARM, 2.040%, 01/01/37	141
262		ARM, 2.094%, 08/01/36	278
33		ARM, 2.235%, 01/01/27	35
14		ARM, 2.250%, 07/01/26	14
201		ARM, 2.317%, 03/01/37	217
333		ARM, 2.412%, 12/01/34	353
72		ARM, 2.419%, 11/01/36	75
121		ARM, 2.516%, 09/01/36	128
156		ARM, 2.625%, 09/01/36	167
294		ARM, 2.700%, 06/01/36	315
176		ARM, 2.814%, 04/01/38	189
100		ARM, 3.028%, 02/01/37	107
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
114		4.000%, 06/01/19	122
32		4.500%, 10/01/18	34
217		5.500%, 06/01/17 - 01/01/24	236
31		6.000%, 10/01/17 - 04/01/18	32
271		6.500%, 01/01/17 - 03/01/22	287
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
10		6.000%, 12/01/22	11
51		6.500%, 11/01/22 - 08/01/26	57
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
65		6.000%, 01/01/34	73
85		7.000%, 04/01/26-02/01/37	95

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6	7.500%, 08/01/25	7
7	8.000%, 07/01/20 - 11/01/24	8
20	8.500%, 07/01/28	24
357	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	410
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,710	3.500%, 05/01/33 - 05/01/43	2,734
469	4.000%, 06/01/42	486
208	6.000%, 02/01/33	228
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
58	ARM, 1.805%, 02/01/37	61
4	ARM, 1.875%, 03/01/19	4
192	ARM, 1.899%, 01/01/35	202
175	ARM, 1.910%, 09/01/35	184
276	ARM, 1.916%, 02/01/35	293
217	ARM, 2.070%, 01/01/35	226
83	ARM, 2.102%, 08/01/35	88
108	ARM, 2.127%, 11/01/33	114
174	ARM, 2.200%, 02/01/35	182
114	ARM, 2.209%, 09/01/36	119
191	ARM, 2.217%, 09/01/35	203
305	ARM, 2.233%, 09/01/34	324
165	ARM, 2.277%, 08/01/34	175
146	ARM, 2.355%, 04/01/35	156
1	ARM, 2.375%, 08/01/19	—	(h)
208	ARM, 2.405%, 02/01/37	222
141	ARM, 2.406%, 04/01/33	150
76	ARM, 2.408%, 08/01/36	82
165	ARM, 2.505%, 10/01/34	176
195	ARM, 2.560%, 09/01/33	207
130	ARM, 2.601%, 07/01/46	140
14	ARM, 2.699%, 09/01/27	15
282	ARM, 2.836%, 02/01/36	300
11	ARM, 3.723%, 03/01/29	12
	Federal National Mortgage Association, 15 Year, Single Family,
56	4.000%, 05/01/19	60
543	4.500%, 05/01/18 - 05/01/19	581
374	5.000%, 06/01/18 - 04/01/19	401
236	5.500%, 01/01/20 - 06/01/20	254
329	6.000%, 03/01/21 - 01/01/24	362
49	6.500%, 03/01/17 - 08/01/20	52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
		Federal National Mortgage Association, 20 Year, Single Family,
83		6.000%, 04/01/24	92
111		6.500%, 05/01/22	124
		Federal National Mortgage Association, 30 Year, FHA/VA,
16		6.000%, 09/01/33	17
28		6.500%, 03/01/29	32
6		8.500%, 02/01/30	6
9		9.000%, 09/01/19 - 12/01/30	9
6		9.500%, 12/01/18	6
		Federal National Mortgage Association, 30 Year, Single Family,
78		4.500%, 08/01/33	84
1,199		5.000%, 07/01/33 - 08/01/40	1,325
883		5.500%, 09/01/33 - 01/01/38	980
589		6.000%, 12/01/32 - 09/01/37	662
42		6.500%, 08/01/31	47
7		7.000%, 09/01/27 - 08/01/32	8
12		7.500%, 11/01/22 - 10/01/24	13
441		8.000%, 03/01/21 - 11/01/32	529
7		8.500%, 07/01/24 - 06/01/25	9
—	(h)	9.000%, 04/01/26	—	(h)
3		10.000%, 02/01/24	3
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
500		VAR, 0.508%, 01/01/23	501
500		VAR, 0.638%, 12/01/23	500
1,000		VAR, 0.648%, 08/01/23	1,001
958		1.940%, 01/01/17	971
1,000		2.056%, 01/01/17	1,000
1,000		2.294%, 12/01/22	953
500		2.314%, 12/01/22	477
998		2.480%, 06/01/19	1,017
2,833		2.970%, 11/01/18	2,964
2,374		3.590%, 12/01/20	2,519
1,000		3.658%, 10/01/20	1,050
1,500		3.760%, 10/01/23 - 11/01/23	1,567
923		4.000%, 07/01/42	959
435		4.274%, 06/01/21	476
1,054		4.298%, 03/01/21	1,146
1,956		4.380%, 01/01/21 - 04/01/21	2,151
498		4.390%, 05/01/21	548
792		4.443%, 04/01/21	867
928		4.500%, 03/01/20	1,019
137		5.500%, 04/01/38	147
150		6.000%, 03/01/37	164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, 30 Year, Single Family,
384	6.000%, 03/20/28 - 09/20/38	435
13	7.500%, 02/20/28 - 09/20/28	15
34	8.000%, 12/20/25 - 08/20/28	40
22	8.500%, 03/20/25 - 05/20/25	25
	Government National Mortgage Association, 15 Year, Single Family,
15	6.000%, 10/15/17	16
5	8.000%, 01/15/16	6
	Government National Mortgage Association, 30 Year, Single Family,
345	6.000%, 11/15/28 - 12/15/38	391
317	6.500%, 01/15/24 - 12/15/35	365
307	7.000%, 08/15/23 - 06/15/35	355
26	7.500%, 11/15/22 - 09/15/28	29
6	8.000%, 07/15/22 - 08/15/28	6
4	8.500%, 11/15/17	4
8	9.000%, 08/15/16 - 11/15/24	10
154	9.500%, 09/15/18 12/15/25	174
1	12.000%, 11/15/19	1

	Total Mortgage Pass-Through Securities (Cost $38,755)	40,024

Supranational — 0.0% (g)
150	African Development Bank, 8.800%, 09/01/19 (Cost $193)	195

U.S. Government Agency Securities — 3.0%
323	Federal Farm Credit Bank, 5.125%, 11/15/18	373
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,299
1,000	Zero Coupon, 06/01/17	962
800	5.000%, 05/11/17	903
500	Federal National Mortgage Association STRIPS, Zero Coupon, 11/15/21	399
	Financing Corp.,
1,440	Zero Coupon, 05/11/18	1,345
584	Zero Coupon, 09/26/19	516
500	Zero Coupon, 04/05/19	453
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	982
	Residual Funding Corp. STRIPS,
250	Zero Coupon, 10/15/19	224
1,750	Zero Coupon, 07/15/20	1,517
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,147
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	295

	Total U.S. Government Agency Securities (Cost $10,166)	10,415

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 34.5%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,452
250	8.750%, 08/15/20	354
1,500	8.875%, 08/15/17	1,906
835	11.250%, 02/15/15	923
	U.S. Treasury Coupon STRIPS,
700	0.936%, 05/15/18 (n)	663
2,200	1.849%, 02/15/18 (n)	2,098
2,150	1.980%, 05/15/21 (n)	1,824
3,925	2.270%, 02/15/21 (n)	3,364
4,446	2.295%, 08/15/17 (n)	4,299
4,566	2.437%, 05/15/14 (m) (n)	4,565
1,575	2.442%, 02/15/22 (n)	1,293
150	2.526%, 05/15/22 (n)	122
6,700	2.566%, 08/15/21 (m) (n)	5,623
1,500	2.572%, 08/15/14 (m) (n)	1,499
3,577	2.597%, 08/15/16 (n)	3,530
53	2.693%, 02/15/28 (n)	33
4,350	2.724%, 08/15/19 (n)	3,954
2,300	2.859%, 11/15/21 (n)	1,910
1,900	2.913%, 02/15/23 (n)	1,493
1,224	2.918%, 02/15/17 (n)	1,197
2,000	3.001%, 02/15/20 (n)	1,786
47	3.041%, 08/15/26 (n)	32
10,023	3.101%, 05/15/20 (m) (n)	8,862
300	3.152%, 11/15/26 (n)	199
12,550	3.296%, 08/15/20 (n)	10,983
100	3.323%, 08/15/27 (n)	64
150	3.344%, 11/15/27 (n)	95
700	3.714%, 11/15/16 (n)	688
2,290	3.765%, 11/15/17 (n)	2,200
495	4.438%, 05/15/19 (n)	454
3,518	5.295%, 11/15/14 (m) (n)	3,515
3,325	5.819%, 02/15/15 (n)	3,320
5,766	6.287%, 02/15/16 (m) (n)	5,728
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,873
700	1.125%, 01/15/21	803
500	1.250%, 04/15/14	553
	U.S. Treasury Notes,
593	0.875%, 01/31/18	588
800	1.000%, 11/30/19	765
400	1.375%, 12/31/18	398
5,500	1.500%, 08/31/18	5,536
1,500	1.750%, 10/31/18	1,524
1,100	1.875%, 04/30/14	1,103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,400	1.875%, 08/31/17	6,606
400	2.000%, 02/15/22	390
200	2.125%, 08/15/21	199
350	2.625%, 08/15/20	364
400	2.625%, 11/15/20	414
1,500	2.750%, 11/30/16	1,587
1,000	2.750%, 12/31/17	1,063
1,000	3.125%, 04/30/17	1,073
850	3.125%, 05/15/21	905
7,900	3.250%, 12/31/16	8,478
1,050	3.500%, 02/15/18	1,146
1,550	3.500%, 05/15/20	1,697
450	3.625%, 02/15/21	495
700	4.000%, 02/15/15	726
400	4.250%, 11/15/17	447
200	4.500%, 02/15/16	216
1,000	4.750%, 08/15/17	1,130
150	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/20	133

	Total U.S. Treasury Obligations (Cost $117,173)	120,240

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
6,291	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $6,291)	6,291

	Total Investments — 99.8% (Cost $335,126)	347,950
	Other Assets in Excess of Liabilities — 0.2%	705

	NET ASSETS — 100.0%	$348,655

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2014.
CDO	— Collateralized Debt Obligation
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2014.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate which is a security in the Fund’s index.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
^	— All or a portion of the security is unsettled as of February 28, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate may not be accrued for the entire position.
(†)	— Security matures in 2110.
(††)	— Security matures in 2111.
(†††)	— Security matures in 2114.

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,817,511	$359,884		$341,659
Investments in affiliates, at value	44,100	6,749		6,291

Total investment securities, at value	3,861,611	366,633		347,950
Cash	—	—		2
Receivables:
Investment securities sold	172	—		28
Fund shares sold	3,325	—		—
Interest and dividends from non-affiliates	16,413	805		1,312
Dividends from affiliates	2	—	(a)	—	(a)
Tax reclaims	—	1		—
Variation margin on futures contracts	—	5		—

Total Assets	3,881,523	367,444		349,292

LIABILITIES:
Payables:
Due to custodian	70	—		—
Distributions	335	—		45
Investment securities purchased	2,234	—		175
Fund shares redeemed	13,169	—		313
Unrealized depreciation on unfunded commitments	20	—		—
Accrued liabilities:
Investment advisory fees	349	20		16
Custodian and accounting fees	123	15		47
Trustees’ and Chief Compliance Officer’s fees	3	—	(a)	—	(a)
Audit Fees	43	29		41
Other	43	2		—

Total Liabilities	16,389	66		637

Net Assets	$3,865,134	$367,378		$348,655

NET ASSETS:
Paid-in-Capital	$3,706,997	$232,518		$334,693
Accumulated undistributed (distributions in excess of) net investment income	6,546	1,158		295
Accumulated net realized gains (losses)	2,685	(40,932)		843
Net unrealized appreciation (depreciation)	148,906	174,634		12,824

Total Net Assets	$3,865,134	$367,378		$348,655

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	365,832	16,334		33,498

Net asset value, offering and redemption price per share (b)	$10.57	$22.49		$10.41

Cost of investments in non-affiliates	$3,668,585	$187,073		$328,835
Cost of investments in affiliates	44,100	5,003		6,291

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$143,282	$—	$11,833
Dividend income from non-affiliates	—	7,179	—
Dividend income from affiliates	43	125	4

Total investment income	143,325	7,304	11,837

EXPENSES:
Investment advisory fees	11,500	868	1,104
Administration fees	3,833	347	368
Custodian and accounting fees	368	41	135
Professional fees	136	43	74
Trustees’ and Chief Compliance Officer’s fees	43	4	4
Printing and mailing costs	27	2	3
Transfer agent fees	— (a)	1	2
Other	118	14	14

Total expenses	16,025	1,320	1,704

Less amounts waived	(10,489)	(978)	(1,175)

Net expenses	5,536	342	529

Net investment income (loss)	137,789	6,962	11,308

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	7,055	11,412	1,299
Investment in affiliates	—	116	—
Futures	—	691	—

Net realized gain (loss)	7,055	12,219	1,299

Distributions of realized gains by investment company affiliates	1	— (a)	— (a)
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(123,665)	58,298	(10,852)
Investments in affiliates	—	571	—
Futures	—	(88)	—
Unfunded commitments	(20)	—	—

Change in net unrealized appreciation/depreciation	(123,685)	58,781	(10,852)

Net realized/unrealized gains (losses)	(116,629)	71,000	(9,553)

Change in net assets resulting from operations	$21,160	$77,962	$1,755

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$137,789	$143,453	$6,962	$6,749
Net realized gain (loss)	7,055	(2,198)	12,219	3,217
Distributions of capital gains received from investment company affiliates	1	—	— (a)	—
Change in net unrealized appreciation/depreciation	(123,685)	23,835	58,781	28,893

Change in net assets resulting from operations	21,160	165,090	77,962	38,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(133,909)	(140,546)	(6,806)	(6,817)
From net realized gains	(2,110)	(2,200)	—	—

Total distributions to shareholders	(136,019)	(142,746)	(6,806)	(6,817)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	667,144	595,889	14,789	27,753
Subscriptions in-kind (See Note 7)	—	37,169	—	—
Distributions reinvested	131,927	139,355	6,806	6,805
Cost of shares redeemed	(532,846)	(539,310)	(48,708)	(44,363)

Change in net assets resulting from capital transactions	266,225	233,103	(27,113)	(9,805)

NET ASSETS:
Change in net assets	151,366	255,447	44,043	22,237
Beginning of period	3,713,768	3,458,321	323,335	301,098

End of period	$3,865,134	$3,713,768	$367,378	$323,335

Accumulated undistributed (distributions in excess of) net investment income	$6,546	$2,621	$1,158	$1,134

SHARE TRANSACTIONS:
Issued	62,858	54,513	723	1,641
Subscriptions in-kind (See Note 7)	—	3,372	—	—
Reinvested	12,447	12,760	336	401
Redeemed	(50,404)	(49,289)	(2,373)	(2,605)

Change in Shares	24,901	21,356	(1,314)	(563)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Intermediate Bond Trust
	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,308	$12,548
Net realized gain (loss)	1,299	(237)
Distributions of capital gains received from investment company affiliates	— (a)	—
Change in net unrealized appreciation/depreciation	(10,852)	1,337

Change in net assets resulting from operations	1,755	13,648

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,070)	(12,120)
From net realized gains	(219)	—

Total distributions to shareholders	(11,289)	(12,120)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,383	42,769
Distributions reinvested	10,598	11,611
Cost of shares redeemed	(65,743)	(39,262)

Change in net assets resulting from capital transactions	(19,762)	15,118

NET ASSETS:
Change in net assets	(29,296)	16,646
Beginning of period	377,951	361,305

End of period	$348,655	$377,951

Accumulated undistributed (distributions in excess of) net investment income	$295	$369

SHARE TRANSACTIONS:
Issued	3,386	3,984
Reinvested	1,014	1,085
Redeemed	(6,290)	(3,666)

Change in Shares	(1,890)	1,403

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Year Ended February 28, 2014	$10.89	$0.38	$(0.32)	$0.06	$(0.37)	$(0.01)	$—	$(0.38)
Year Ended February 28, 2013	10.82	0.43	0.08	0.51	(0.43)	(0.01)	—	(0.44)
Year Ended February 29, 2012	10.50	0.50	0.35	0.85	(0.51)	(0.02)	—	(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	—	(0.63)

Equity Index Trust
Year Ended February 28, 2014	18.32	0.42	4.15	4.57	(0.40)	—	—	(0.40)
Year Ended February 28, 2013	16.53	0.38	1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	—	(0.30)

Intermediate Bond Trust
Year Ended February 28, 2014	10.68	0.32	(0.26)	0.06	(0.32)	(0.01)	—	(0.33)
Year Ended February 28, 2013	10.63	0.36	0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	—	(0.53)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.57	0.58%	$3,865,134	0.14%	3.60%	0.42%	18%
10.89	4.70	3,713,768	0.15	3.97	0.42	16
10.82	8.24	3,458,321	0.15	4.66	0.42	21
10.50	7.71	3,022,640	0.14	5.23	0.42	20
10.27	14.70	2,808,694	0.14	6.24	0.42	19

22.49	25.21	367,378	0.10	2.01	0.38	5
18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13
13.42	53.50	304,822	0.10	2.37	0.42	18

10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28
10.28	11.72	359,197	0.15	5.33	0.47	23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each underlying investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Trust and Intermediate Bond Trust at February 28, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$121,139	$95,936	$217,075
Collateralized Mortgage Obligations
Agency CMO	—	655,551	5,515	661,066
Non-Agency CMO	—	258,437	48,682	307,119

Total Collateralized Mortgage Obligations	—	913,988	54,197	968,185

Commercial Mortgage-Backed Securities	—	131,486	18,872	150,358
Corporate Bonds
Consumer Discretionary	—	49,301	—	49,301
Consumer Staples	—	35,341	—	35,341
Energy	—	61,641	—	61,641
Financials	—	339,339	—	339,339
Health Care	—	22,577	—	22,577
Industrials	—	39,475	3,605	43,080
Information Technology	—	38,741	—	38,741
Materials	—	20,648	—	20,648
Telecommunication Services	—	47,111	—	47,111
Utilities	—	60,644	—	60,644

Total Corporate Bonds	—	714,818	3,605	718,423

Foreign Government Securities	—	47,209	—	47,209
Mortgage Pass-Through Securities	—	579,615	—	579,615
Municipal Bonds	—	9,210	—	9,210
Supranational	—	4,572	—	4,572
U.S. Government Agency Securities	—	90,652	—	90,652
U.S. Treasury Obligations	—	1,018,480	—	1,018,480
Loan Assignments
Financials	—	—	13,732	13,732
Short-Term Investment
Investment Company	44,100	—	—	44,100

Total Investments in Securities	$44,100	$3,631,169	$186,342	$3,861,611

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Equity Index Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$366,378	$255	$—	$366,633

Appreciation in Other Financial Instruments
Futures Contracts	$77	$—	$—	$77

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$12,688	$3,909	$16,597
Collateralized Mortgage Obligations
Agency CMO	—	60,169	251	60,420
Non-Agency CMO	—	14,390	981	15,371

Total Collateralized Mortgage Obligations	—	74,559	1,232	75,791

Commercial Mortgage-Backed Securities	—	6,247	1,116	7,363
Corporate Bonds
Consumer Discretionary	—	3,474	—	3,474
Consumer Staples	—	2,789	—	2,789
Energy	—	5,008	—	5,008
Financials	—	38,879	—	38,879
Health Care	—	1,849	—	1,849
Industrials	—	2,614	945	3,559
Information Technology	—	3,124	—	3,124
Materials	—	1,842	—	1,842
Telecommunication Services	—	3,373	—	3,373
Utilities	—	3,778	—	3,778

Total Corporate Bonds	—	66,730	945	67,675

Foreign Government Securities	—	3,359	—	3,359
Mortgage Pass-Through Securities	—	40,024	—	40,024
Supranational	—	195	—	195
U.S. Government Agency Securities	—	10,415	—	10,415
U.S. Treasury Obligations	—	120,240	—	120,240
Short-Term Investment
Investment Company	6,291	—	—	6,291

Total Investments in Securities	$6,291	$334,457	$7,202	$347,950

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOIs for industry specifics of portfolio holdings.

For each of the Funds, there were no transfers among Levels 1 and 2 during the year ended February 28, 2014.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset Backed Securities	$60,762	$—	$(163)	$(18)	$63,539	$(42,767)	$14,583	$—	$95,936
Collateralized Mortgage Obligations
Agency CMO	27,817	—	163	(1,382)	—	(202)	3,322	(24,203)	5,515
Non Agency CMO	48,208	(13)	(4,763)	701	17,048	(19,155)	26,950	(20,294)	48,682
Commercial Mortgage Backed Securities	30,371	—	(320)	(938)	2,346	(11,247)	—	(1,340)	18,872
Corporate Bonds — Industrials	3,316	—	6	(2)	1,128	(843)	—	—	3,605
Corporate Bonds — Telecommunication Services	1,884	—	—	—	—	—	—	(1,884)	—
Loan Assignments — Financials	—	—	(66)	—	15,045	(1,247)		—	13,732
Mortgage Pass-Through Securities	11,987	—	(15)	—	—	(11,972)			—

	$184,345	$(13)	$(5,158)	$(1,639)	$99,106	$(87,433)	$44,855	$(47,721)	$186,342

Intermediate Bond Trust	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset-Backed Securities	$3,593	$—	$(6)	$1	$2,392	$(2,576)	$505	$—	$3,909
Collateralized Mortgage Obligations
Agency CMO	1,369	—	(50)	(26)	—	—	76	(1,118)	251
Non-Agency CMO	1,084	—	(1)	28	426	(220)	533	(869)	981
Commercial Mortgage-Backed Securities	1,466	—	19	(18)	249	(600)	—	—	1,116
Corporate Bonds — Industrials	901	5	(20)	(3)	200	(138)	—	—	945
Mortgage Pass-Through Securities	499	—	—	—	—	(499)	—	—	—

Total	$8,912	$5	$(58)	$(18)	$3,267	$(4,033)	$1,114	$(1,987)	$7,202

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2014, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(5,060)
Intermediate Bond Trust	(66)

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

Core Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$20,255	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.14% (3.07%)
			Constant Default Rate	0.00% - 13.00% (5.40%)
			Yield (Discount Rate of Cash Flows)	1.04% - 8.93% (3.90%)

Asset-Backed Securities	20,255

	40,661	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.65% (7.48%)
			Constant Default Rate	0.00% - 9.16% (3.03%)
			PSA Prepayment Model	199.00% - 1,085.00% (450.04%)
			Yield (Discount Rate of Cash Flows)	(69.53%) - 20.80% (4.51%)

Collateralized Mortgage Obligations	40,661

	6,370	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (71.73%)
			Yield (Discount Rate of Cash Flows)	(1.60%) - 4.37% (2.09%)

Commercial Mortgage-Backed Securities	6,370

Total	$67,286

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was $119,056,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price reviews, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$681	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (2.36%)
			Constant Default Rate	3.95% - 11.00% (7.34%)
			Yield (Discount Rate of Cash Flows)	1.71% - 8.93% (3.28%)

Asset-Backed Securities	681

	1,163	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.67% (5.24%)
			Constant Default Rate	0.00% - 6.05% (0.79%)
			PSA Prepayment Model	193.00% - 484.00% (437.47%)
			Yield (Discount Rate of Cash Flows)	(12.08%) - 12.67% (3.98%)

Collateralized Mortgage Obligations	1,163

	143	Discounted Cash Flow	Constant Prepayment Rate	100.00% (N/A)
			Yield (Discount Rate of Cash Flows)	2.15% (N/A)

Commercial Mortgage-Backed Securities	143

Total	$1,987

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was $5,215,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price reviews, results of broker and vendor due diligence and consideration of macro or security specific events.

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are the value and percentage of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$48,883	1.19%
Intermediate Bond Trust	450	0.13

C. Loan Assignments — Core Bond Trust invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying of loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2014, Core Bond Trust had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
FiveTen Group Holding, Ltd. (i)	Revolving Loan	04/14/14	0.500%	4.250%	$905	$905	$902
Invitation Homes (i)	Revolving Loan	03/15/15	0.500	3.750	295	295	294
Progress Residential LP (i)	Revolving Loan	09/04/15	0.500	4.000	1,318	1,318	1,311
Tricon Capital Group, Inc. (i)	Revolving Loan	06/13/15	0.500	4.100	1,839	1,839	1,830

						$4,357	$4,337

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

E. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent timely liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2014 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$2,740
Ending Notional Balance Long	2,322

The Fund’s futures contracts are not subject to master netting arrangements.

F. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2013	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income	Shares at February 28, 2014	Value at February 28, 2014
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$82,653	$868,830	$907,382	$—	$43	44,100	$44,100

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$4,377	$72	$469	$116	$124	82	$4,667
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,385	37,765	38,068	—	1	2,082	2,082

	$6,762	$37,837	$38,537	$116	$125	2,164	$6,749

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$7,515	$89,341	$90,565	$—	$4	6,291	$6,291

*	Investment in affiliate which is a security in the Fund’s index.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

H. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated Undistributed (distributions in excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)
Core Bond Trust	$(49)		$45	$4
Equity index Trust	—	(a)	(132)	132
Intermediate Bond Trust	312		(312)	—	(a)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to investments in real estate investment trusts and return of capital from underlying investments.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$6,441	$3,833	$10,274
Equity Index Trust	626	347	973
Intermediate Bond Trust	785	368	1,153

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in these money market funds for the year ended February 28, 2014 were as follows (amounts in thousands):

Core Bond Trust	$215
Equity Index Trust	5
Intermediate Bond Trust	22

F. Other — Certain officers of the Trust are affiliated with the Adviser and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$759,747	$580,856	$198,301	$74,151
Equity Index Trust	17,491	42,677	—	—
Intermediate Bond Trust	45,410	53,481	14,983	23,922

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,712,689	$179,785	$30,863	$148,922
Equity Index Trust	209,480	159,102	1,949	157,153
Intermediate Bond Trust	335,181	14,149	1,380	12,769

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to treasury inflated protected securities and wash sale loss deferrals.

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$134,122	$1,897	$136,019
Equity Index Trust	6,806	—	6,806
Intermediate Bond Trust	11,074	215	11,289

The tax character of distributions paid during the year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$140,549	$2,197	$142,746
Equity Index Trust	6,817	—	6,817
Intermediate Bond Trust	12,120	—	12,120

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital-Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$6,919	$2,717	$148,902
Equity Index Trust	1,161	(23,452)	157,153
Intermediate Bond Trust	399	850	12,769

For the Funds, the cumulative timing differences primarily consist of treasury inflated protected securities, wash sale loss deferrals and distributions payable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the Funds did not have any post-enactment net capital loss carryforwards.

As of February 28, 2014, the following Funds had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Equity Index Trust	$2,174	$14,260	$7,018	$23,452

During the year ended February 28, 2014, the Equity Index Trust utilized capital loss carryforwards in the amount of approximately $7,450,000.

During the year ended February 28, 2014, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Post-Enactment Capital Loss Carryforwards Utilized
	Short-Term	Long-Term
Core Bond Trust	$—	$1,035
Equity Index Trust	—	1,912
Intermediate Bond Trust	—	237

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2014 the Funds deferred to March 1, 2014 post-October capital losses as follows (amounts in thousands):

	Short-Term	Long-Term
Core Bond Trust	$34	$—
Equity Index Trust	—	—
Intermediate Bond Trust	7	—

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment adviser or its affiliates who maintain one or more separately managed private accounts. One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

During the year ended February 28, 2013, certain shareholders of Core Bond Trust purchased shares and Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Date	Market Value	Type
November 28, 2012	$31,680	Subscription-in-kind
November 29, 2012	5,489	Subscription-in-kind

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and the Shareholders of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (each a separate fund of JPMorgan Institutional Trust) (hereafter referred to as the “Funds”) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

TRUSTEES

(Unaudited)

The following table includes additional information about the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

108	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.
***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	109

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

110	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,027.90	$0.70	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14

Equity Index Trust
Actual	1,000.00	1,149.90	0.53	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

Intermediate Bond Trust
Actual	1,000.00	1,020.60	0.70	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	111

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Dividends Received Deductions (DRD)

The Fund listed below had the following percentage, or maximum allowable percentages, of ordinary income distributions eligible for the 70% dividends received deduction for corporate shareholders for the fiscal year ended February 28, 2014:

Dividends Received Deduction
Equity Index Trust	100.00%

Long Term Capital Gain Notice

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2014 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Trust	$1,897
Intermediate Bond Trust	215

Qualified Dividend Income (QDI)

The Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as as qualified dividends for the fiscal year ended February 28, 2014 (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$6,806

112	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2014

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014	AN-INSTT-214

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
2014 – $123,130
2013 – $113,650

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES
2014 – $32,080
2013 – $37,090

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2014 – $24,460
2013 – $23,190

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2014 and 2013, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2014 – Not applicable
2013 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2014 – 0.0%
2013 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2013 – $33.8 million
2012 – $31.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Office
May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 9, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 9, 2014